UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2006 – APRIL 30, 2007 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG

April 30, 2007

FQ Tax-Managed U.S. Equity Fund

FQ U.S. Equity Fund

FQ Global Alternatives Fund

Managers AMG FQ Funds

FQ Tax-Managed U.S. Equity, FQ U.S. Equity, FQ Global Alternatives

Semi-Annual Report—April 30, 2007 (unaudited)

TABLE OF CONTENTS	Page
LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	3

MANAGER’S AMG FQ FUNDS’ PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

FQ Tax-Managed U.S. Equity Fund	5

FQ U.S. Equity Fund	8

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	11

FQ Tax-Managed U.S. Equity and FQ U.S. Equity

Fund balance sheets, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Net Assets	12

FQ Global Alternatives

Portfolio of Investments, Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statements of Operations	13

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	14

Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	15

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	20

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

As most investors expected, the U.S. economy slowed over the course of the past six months and the rest of the world continued on a generally stable growth trajectory. In fact, if there were any real surprises, they were that 1) the U.S. economy didn’t slow more under the well publicized strain of both the housing slowdown and related meltdown in the sub-prime lending sector and 2) the global capital markets demand for higher risk-oriented assets is not simply related to the so-called “carry trade” but something deeper and more durable. Underpinned by a global economy performing generally within expectations, and, aside from a sharp and short-lived market correction beginning in late February, the domestic and foreign stock markets climbed steadily, providing strong gains for the period. Meanwhile, bonds provided satisfactory returns, essentially earning their coupons as interest rates moved only marginally, and credit spreads remained at historically slim levels.

While the strong equity market return may seem counterintuitive in the face of slowing earnings, a significantly deteriorating housing market, and the stress fractures among the mortgage lending industry, there were several positive continuing trends that led to these results. First, because of widespread belief that the economy would be slowing, investors’ expectations for earnings growth were relatively conservative, and most companies exceeded those modest expectations during the period. Furthermore, although the U.S. economy is slowing, the global economy is healthy, and global growth is significant in its contribution to U.S. companies’ earnings. In addition, the amount of liquidity searching for return in a relatively low interest rate environment remains historically high. A clear illustration of this is the enormous amount of money currently gathered in private equity pools searching for and buying up public companies on a daily basis. Low volatility and low interest rates have encouraged investors to increase leverage, which has thus far been rewarding.

Speaking of interest rates, at the beginning of the period (late 2006) investors were confidently predicting and wishing that the Fed would reduce rates in the near future, which was consistent with the expectations for a real slowdown in the economy. However, more recently those expectations for a near term rate cut have evolved into uncertainty over the outlook for any rate cut at all, as the Fed has been satisfied to stand pat and communicate concerns balanced between too much inflation risk versus a slowing economy. Again, while the economy has slowed, it is not slowing as much as expected. Credit spreads remain tight because of a high demand for yield, a relatively low issuance of debt, and historically low default rates.

Although these conditions cannot be sustained indefinitely, they can, without a shock or catalyst, remain in place for some time. Advances in technology and the globalization of the labor force have helped increase competition, improve productivity, and keep the inflation rate at bay even with rising commodity and energy prices. Most stock market observers will agree that valuation ratios are reasonable and very close to long-term averages. Therefore, the market’s direction is being driven by investor perception of economic developments rather than by any need for the market to correct from valuations that are either too high or low.

Noting the risks and the known stresses present in the U.S. economy, we believe that the current strength of many foreign economies, the continued full U.S. employment picture, and the continued high levels of corporate free cash flow will all help to pull the U.S. economy through a period of slow growth. Hence, we continue to believe that investors should maintain their portfolios with allocations near their long-run targets, and take full advantage of opportunities to participate in the growth of the global economy. At this stage, the main risk to the outlook for U.S. equities seems to be that investors’ expectations for interest rates could swing like a pendulum from expecting a rate cut to fearing a rate hike. Although most recently, as we have observed above, expectations have swung towards the center point. In any event, investors will be well served by an appropriately balanced and globally diversified portfolio.

One of our foremost goals at Managers Investment Group is to structure and manage mutual funds that will help our shareholders and clients become more successful in reaching their investment goals and objectives. Each of our Funds is geared to provide you with exposure to a specific asset class or segment of the market. Investors tend to use our Funds as part of their overall asset allocation in order to structure a well-diversified portfolio intended to meet individual needs. Most of our Funds, like the Funds managed by First Quadrant, are therefore designed to be building blocks.

1

Letter to Shareholders (continued)

The following report contains details for the three First Quadrant Funds and covers the six-month period ending April 30, 2007. We are pleased to report that all three Funds provided gains in excess of their respective benchmarks during the period. The enclosed semi-annual report contains a listing of the investment portfolio and financial statements. Should you have any questions about this report, or if you’d like to receive a Prospectus and additional information, including fees and expenses, for this or any of the other Funds in our family, please feel free to contact us at 1.800.835.3879, or visit our Web site at www.managersinvest.com. As always, please read the Prospectus carefully before you invest or send money.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in Managers AMG Funds.

Respectfully,

John H. Streur	Tom Hoffman, CFA
Senior Managing Partner	Executive Vice President and CIO
Managers Investment Group LLC	Managers Investment Group LLC

2

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2007	Beginning Account Value 11/1/2006	Ending Account Value 04/30/2007	Expenses Paid During the Period*
FQ Tax-Managed U.S. Equity Fund
Class A Shares [1]
Projected	$1,000	$1,158	$6.63
Hypothetical (5% return before expenses)	$1,000	$1,019	$6.21
Class C Shares [1]
Projected	$1,000	$1,154	$10.63
Hypothetical (5% return before expenses)	$1,000	$1,015	$9.94
Institutional Class Shares
Actual	$1,000	$1,160	$5.30
Hypothetical (5% return before expenses)	$1,000	$1,020	$4.96
FQ U.S. Equity Fund
Class A Shares [1]
Projected	$1,000	$1,130	$5.49
Hypothetical (5% return before expenses)	$1,000	$1,020	$5.21
Class C Shares [1]
Projected	$1,000	$1,126	$9.43
Hypothetical (5% return before expenses)	$1,000	$1,016	$8.95
Institutional Class Shares
Actual	$1,000	$1,132	$4.18
Hypothetical (5% return before expenses)	$1,000	$1,021	$3.96
FQ Global Alternatives Fund [2]
Class A Shares [2]
Projected	$1,000	$1,066	$12.81
Hypothetical (5% return before expenses)	$1,000	$1,012	$12.47
Class C Shares [2]
Projected	$1,000	$1,064	$16.63
Hypothetical (5% return before expenses)	$1,000	$1,009	$16.19

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[1]

Class A and Class C shares commenced operations on March 1, 2006. The amounts listed are based on the operating history of the Institutional Class shares during the past six months plus, Class A and Class C shares Rule 12b-1 fees of 0.25% and 1.00%, respectively.

[2]

Class A and Class C shares commenced operations on March 30, 2006. The amounts listed are based on the operating history of the Institutional Class shares during the past six months plus, Class A and Class C shares Rule 12b-1 fees of 0.25% and 1.00%, respectively.

3

Managers AMG FQ Funds Performance

All periods ended April 30, 2007 (unaudited)

	No Load Average Annual Total Returns [1]
	Six Months	One Year	Five Years	Since Inception	Inception Date
FQ Tax-Managed U.S. Equity Fund [2]
Before Taxes:
Institutional Class	16.01%	22.24%	11.63%	8.24%	12/18/2000
Class A*	15.82%	21.86%		20.15%	3/1/2006
Class C*	15.40%	21.00%		19.19%	3/1/2006
Russell 3000® Index	8.90%	14.48%	9.25%	4.44%	12/18/2000
After Taxes: [6]
Return After Taxes on Distributions
Institutional Class	16.01%	22.24%	11.44%	8.09%	12/18/2000
Class A*	15.82%	21.86%		20.15%	3/1/2006
Class C*	15.40%	21.00%		19.19%	3/1/2006
Return After Taxes on Distributions and Sale of Fund Shares
Institutional Class	10.41%	14.46%	10.03%	7.10%	12/18/2000
Class A*	10.28%	14.21%		17.16%	3/1/2006
Class C*	10.01%	13.65%		16.34%	3/1/2006
FQ U.S. Equity Fund [2]
Institutional Class	13.16%	21.21%	10.28%	10.28%	8/14/1992
Class A*	12.96%	20.92%		20.48%	3/1/2006
Class C*	12.55%	20.33%		19.90%	3/1/2006
Russell 3000® Index	8.90%	14.48%	9.25%
FQ Global Alternatives Fund # [2,3,4,5]
Class A	6.64%	3.45%		3.46%	3/30/2006
Class C	6.35%	2.85%		2.81%	3/30/2006
30-Day U.S. Treasury Bill	2.51%	4.97%		4.95%	3/31/2006

*	Class A and Class C shares commenced operations on March 1, 2006.

#	Commencement of operations was March 30, 2006.

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

The Russell 3000® Index is a trademark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company. An investment cannot be made directly into an Index.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

Fixed-income funds are subject to the risks associated with investments in debt securities, such as default risk, fluctuations in debtor’s perceived ability to pay its creditors, and changing interest rate risk. An increase in interest rates typically cause the value of bonds and other fixed-income securities to fall.

[4]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may also involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that a fund could not close out a position when it would be most advantageous to do so.

[5]

Investments in foreign securities and currency instruments are subject to additional risks such as erratic market conditions, economic and political instability, and currency exchange rate fluctuations.

[6]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

4

FQ Tax-Managed U.S. Equity Fund

Fund Snapshots

April 30, 2007 (unaudited)

Portfolio Breakdown

**	As a percentage of net assets

Industry	FQ Tax-Managed U.S. Equity Fund	Russell 3000 Index
Financials	20.4%	21.5%
Health Care	15.4%	11.1%
Consumer Discretionary	14.9%	12.3%
Consumer Staples	13.9%	15.3%
Industrials	8.5%	11.5%
Energy	6.1%	8.9%
Utilities	5.2%	8.5%
Information Technology	4.9%	4.0%
Telecommunication Services	4.7%	3.4%
Materials	4.5%	3.5%
Other Assets and Liabilities	1.5%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Tesoro Corp.	3.9%
Goldman Sachs Group, Inc.*	3.4
Mirant Corp.	3.4
Kroger Co.*	3.0
Archer-Daniels-Midland Corp.	3.0
Kinetic Concepts, Inc.	2.9
Bear, Stearns Co. Inc.*	2.9
EchoStar Communications Corp.	2.8
Forest Labratories, Inc.	2.8
Qwest Communications International, Inc.	2.8

Top Ten as a Group	30.9%

*	Top Ten Holding at October 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

5

FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2007 (unaudited)

	Shares		Value
Common Stocks - 98.5%
Consumer Discretionary - 14.9%
Autozone, Inc.*	7,600		$1,011,104
Comcast Corp., Class A*	15,000		399,900
EchoStar Communications Corp.*	68,000		3,164,040
J.C. Penney Co., Inc.	38,600		3,052,874
Service Corp. International	63,000		765,450
Shaw Communications, Inc.	48,600		1,883,250
Target Corp.	47,200		2,802,264
Walt Disney Co., The	75,000		2,623,500
Yuml Brands, Inc.	14,000		866,040
Total Consumer Discretionary			16,568,422
Consumer Staples - 13.9%
Archer-Daniels-Midland Co.	85,000		3,289,500
Energizer Holdings, Inc.*	21,000	[2]	2,040,780
Kellogg Co.	26,200	[2]	1,386,242
Kroger Co.	112,800		3,328,728
Loews Corp. - Carolina Group	40,200		3,076,506
Pantry, Inc., The*	11,000	[2]	494,890
PepsiAmericas, Inc.	6,000		144,840
Seaboard Corp.	350		872,550
Smithfield Foods, Inc.*	29,000	[2]	886,530
Total Consumer Staples			15,520,566
Energy - 6.1%
Frontline Ltd.	48,000	[2]	1,813,920
Occidental Petroleum Corp.	3,200		162,240
Tesoro Corp.	36,100	[2]	4,375,320
Valero Energy Corp.	6,200		435,426
Total Energy			6,786,906
Financials - 20.4%
Bank of America Corp.	44,400		2,259,960
Bear, Stearns & Co., Inc.	20,600	[2]	3,207,420
Chubb Corp.	11,200		602,896
CIT Group, Inc.	7,200		429,480
CNA Financial Corp.*	5,200		242,684
Fannie Mae Co.	48,200		2,839,944
FelCor Lodging Trust, Inc.	10,000	[2]	255,300
Goldman Sachs Group, Inc.	17,400		3,803,813
JPMorgan Chase & Co.	33,400		1,740,140
Lehman Brothers Holdings, Inc.	25,600		1,927,168
Loews Corp.	4,000		189,280
MGIC Investment Corp.	8,800		542,168
National City Corp.	14,074		514,405
PMI Group, Inc.	6,400		310,208
Radian Group, Inc.	32,200	[2]	1,871,142
Safeco Corp.	18,000		1,201,320
Transatlantic Holdings, Inc.	1,200		83,388
Wachovia Corp.	7,894	[2]	438,433
Washington Mutual, Inc.	7,200		302,256
Total Financials			22,761,405
Health Care - 15.4%
Aetna, Inc.	65,600		3,075,328
AmerisourceBergen Corp.	57,200		2,859,428
Amgen, Inc.*	41,200		2,642,568
CIGNA Corp.	2,800		435,652
Forest Laboratories, Inc.*	59,400		3,160,674
Humana, Inc.*	9,400		594,456
Kinetic Concepts, Inc.*	64,800		3,240,000
King Pharmaceuticals, Inc.*	17,000	[2]	347,650
Mylan Laboratories, Inc.	24,600		539,478
WellPoint, Inc.*	2,200		173,734
Total Health Care			17,068,968
Industrials - 8.5%
Cummins, Inc.	9,200		847,872
Dun & Bradstreet Corp.	31,800		2,871,540
Eaton Corp.	7,000		624,470
FedEx Corp.	18,000		1,897,920
FreightCar America, Inc.	32,500	[2]	1,617,200
Parker Hannifin Corp.	18,000		1,658,520
Total Industrials			9,517,522
Information Technology - 4.9%
Google, Inc.*	1,400		659,932
Hewlett-Packard Co.	16,400		691,096
International Business Machines Corp.	10,200		1,042,542
Microsoft Corp.	63,400		1,898,196
NCR Corp.*	23,600	[2]	1,189,440
Xerox Corp.*	900		16,650
Total Information Technology			5,497,856
Materials - 4.5%
Cemex SAB de C.V.*	44,600	[2]	1,449,500
Freeport McMoRan Copper & Gold, Inc., Class B	17,285		1,160,861
Reliance Steel & Aluminum Co.	40,800	[2]	2,423,520
Total Materials			5,033,881
Telecommunication Services - 4.7%
Centurytel, Inc.	47,400	[2]	2,182,770
Qwest Communications International, Inc.*	348,800	[2]	3,097,344
Total Telecommunication Services			5,280,114

The accompanying notes are an integral part of these financial statements.

6

FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 5.2%
Energen Corp.	35,600	$1,995,380
Mirant Corp.*	84,600	3,796,002
Total Utilities		5,791,382
Total Common Stocks (cost $86,500,820)		109,827,022
Other Investment Companies - 16.9% [1]
Bank of New York Institutional Cash Reserves Fund, 5.30% [3]	16,946,437	16,946,437
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.17%	1,867,955	1,867,955
Total Other Investment Companies (cost $18,814,392)		18,814,392
Total Investments - 115.4% (cost $105,315,212)		128,641,414
Other Assets, less Liabilities - (15.4)%		(17,131,411)
Net Assets - 100%		$111,510,003

Note: Based on the cost of investments of $105,315,212 for Federal income tax purposes at April 30, 2007, the aggregate gross unrealized appreciation and depreciation were $23,496,942 and $170,740, respectively, resulting in net unrealized appreciation of investments of $23,326,202.

*	Non-income-producing securities.

[1]	Yield shown for an investment company represents the April 30, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares, amounting to a market value of $16,419,326, or 14.7% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

7

FQ U.S. Equity Fund

Fund Snapshots

April 30, 2007 (unaudited)

Portfolio Breakdown

**	As a percentage of net assets

Industry	FQ U.S. Equity	Russell 3000 Index	S&P 500 Index
Financials	22.6%	21.5%	21.6%
Industrials	12.5%	11.1%	10.9%
Health Care	12.4%	12.3%	12.2%
Information Technology	10.7%	15.3%	15.0%
Consumer Discretionary	9.2%	11.5%	10.3%
Energy	8.4%	8.9%	10.2%
Consumer Staples	8.4%	8.5%	9.5%
Utilities	6.2%	4.0%	3.7%
Telecommunication Services	5.7%	3.4%	3.6%
Materials	2.3%	3.5%	3.0%
Other Assets and Liabilities	1.6%	0.0%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Citigroup, Inc.*	4.1%
International Business Machines Corp.	3.7
Bank of America Corp.*	3.7
Goldman Sachs Group, Inc.*	3.5
Mirant Corp.	3.4
Kroger Co.*	3.2
Tesoro Corp.	3.0
Applied Materials, Inc.*	2.9
Verizon Communications, Inc.*	2.8
Amgen, Inc.*	2.5

Top Ten as a Group	32.8%

*	Top Ten Holding at October 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

8

FQ U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2007 (unaudited)

	Shares		Value
Common Stocks - 98.4%
Consumer Discretionary - 9.2%
American Eagle Outfitters, Inc.	24,900		$733,803
Blockbuster, Inc.*	14,800	[2]	91,760
EchoStar Communications Corp.*	40,200		1,870,506
Federated Department Stores, Inc.	42,000	[2]	1,844,640
Idearc, Inc.	3,555		123,536
J.C. Penney Co., Inc.	29,400		2,325,246
Marriott International, Inc.	8,400		379,764
Whirlpool Corp.	12,800		1,357,184
Total Consumer Discretionary			8,726,439
Consumer Staples - 8.4%
Anheuser-Busch Companies, Inc.	15,200		747,688
Archer-Daniels-Midland Co.	50,000		1,935,000
Del Monte Foods Co.	7,300		84,680
Kroger Co.	102,600		3,027,726
Loews Corp. - Carolina Group	23,600		1,806,108
Pantry, Inc., The*	7,800	[2]	350,922
Total Consumer Staples			7,952,124
Energy - 8.4%
ChevronTexaco Corp.	19,600		1,524,684
ConocoPhillips Co.	28,400		1,969,540
Frontline Ltd.	14,800	[2]	559,292
Helmerich & Payne, Inc.	8,000		258,320
Patterson-UTI Energy, Inc.	7,000		170,730
Pride International, Inc.*	4,000	[2]	131,240
Tesoro Corp.	23,200	[2]	2,811,840
Valero Energy Corp.	7,400		519,702
Total Energy			7,945,348
Financials - 22.6%
Bank of America Corp.	68,574		3,490,417
Bear, Stearns & Co., Inc.	9,400	[2]	1,463,580
Central Pacific Financial Corp.	2,600		89,336
Chubb Corp.	13,400		721,322
Citigroup, Inc.	72,000		3,860,640
Corus Bankshares, Inc.	17,800		299,218
Fannie Mae Co.	9,800		577,416
Freddie Mac Corp.	7,200		466,416
Goldman Sachs Group, Inc.	15,200		3,322,872
Hartford Financial Services Group, Inc.	5,600		566,720
JPMorgan Chase & Co.	28,200		1,469,220
Lehman Brothers Holdings, Inc.	10,600		797,968
MGIC Investment Corp.	1,600		98,576
National City Corp.	11,800		431,290
PMI Group, Inc.	21,000		1,017,870
Radian Group, Inc.	17,200	[2]	999,492
Safeco Corp.	16,600		1,107,884
Travelers Companies, Inc. (The)	7,000	[2]	378,700
Washington Mutual, Inc.	5,600		235,088
Total Financials			21,394,025
Health Care - 12.4%
Aetna, Inc.	23,000		1,078,240
AmerisourceBergen Corp.	7,200		359,928
Amgen, Inc.*	37,200		2,386,008
CIGNA Corp.	600		93,354
Forest Laboratories, Inc.*	19,600		1,042,916
IMS Health, Inc.	1,200		35,196
Kinetic Concepts, Inc.*	7,400		370,000
King Pharmaceuticals, Inc.*	60,600		1,239,270
Magellan Health Services, Inc.*	11,400	[2]	489,060
Merck & Co., Inc.	24,400		1,255,136
Mylan Laboratories, Inc.	51,800	[2]	1,135,974
Pfizer, Inc.	57,800		1,529,388
Sierra Health Services, Inc.*	16,200		671,004
Total Health Care			11,685,474
Industrials - 12.5%
Continental Airlines, Inc.*	3,200		116,992
Cummins, Inc.	12,000		1,105,920
Eaton Corp.	12,400		1,106,204
FreightCar America, Inc.	3,530		175,653
Lennox International, Inc.	22,400		757,344
Masco Corp.	72,000		1,959,120
Northrop Grumman Corp.	31,400		2,312,296
PACCAR, Inc.	6,900	[2]	579,462
Parker Hannifin Corp.	15,000		1,382,100
Raytheon Co.	31,800		1,702,572
Toro Co.	12,000	[2]	603,000
Total Industrials			11,800,663
Information Technology - 10.7%
Applied Materials, Inc.	141,800		2,725,396
Avaya, Inc.*	11,600	[2]	149,872
Cisco Systems, Inc.*	51,200		1,369,088
Credence Systems Corp.*	16,000		59,360
Hewlett-Packard Co.	19,000		800,660
Imation Corp.	1,200		44,292
Ingram Micro, Inc., Class A*	17,800		349,236
International Business Machines Corp.	34,200		3,495,582
NCR Corp.*	3,800		191,520

The accompanying notes are an integral part of these financial statements.

9

FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 10.7% (continued)
Oracle Corp.*	28,800		$541,440
Paychex, Inc.	8,200		304,220
Xerox Corp.*	6,800		125,800
Total Information Technology			10,156,466
Materials - 2.3%
Ashland, Inc.	6,600		395,670
Cemex SAB de C.V.*	14,000	[2]	455,000
Freeport McMoRan Copper & Gold, Inc.,
Class B	8,575		575,897
Louisana-Pacific Corp.	10,400		204,984
Nucor Corp.	3,200		203,072
Reliance Steel & Aluminum Co.	5,600		332,640
Total Materials			2,167,263
Telecommunication Services - 5.7%
Alltel Corp.	7,100		445,099
Centurytel, Inc.	27,000	[2]	1,243,350
Qwest Communications International, Inc.*	116,800		1,037,184
Verizon Communications, Inc.	69,300		2,645,874
Total Telecommunication Services			5,371,507
Utilities - 6.2%
Alliant Energy Corp.	1,000		43,800
American Electric Power Co., Inc.	20,200		1,014,444
Dynegy, Inc.*	49,242		463,367
Energen Corp.	4,400		246,620
FirstEnergy Corp.	6,600		451,704
Mirant Corp.*	70,800		3,176,796
Sempra Energy	7,200	[2]	457,056
Total Utilities			5,853,787
Total Common Stocks (cost $ 78,186,424)			93,053,096
Other Investment Companies - 15.5% [1]
Bank of New York Institutional Cash Reserves Fund, 5.30% [3]	13,326,781		13,326,781
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.17%	1,363,548		1,363,548
Total Other Investment Companies (cost $14,690,329)			14,690,329
Total Investments - 113.9% (cost $92,876,753)			107,743,425
Other Assets, less Liabilities - (13.9)%			(13,137,831)
Net Assets - 100%			$94,605,594

Note: Based on the cost of investments of $92,876,753 for Federal income tax purposes at April 30, 2007, the aggregate gross unrealized appreciation and depreciation were $16,050,349 and $1,183,677, respectively, resulting in net unrealized appreciation of investments of $14,866,672.

*	Non-income-producing securities.

[1]	Yield shown for an investment company represents the April 30, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares, amounting to a market value of $12,920,612, or 13.7% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

10

Managers AMG FQ Funds

Statements of Assets and Liabilities

April 30, 2007 (unaudited)

	FQ Tax-Managed U.S. Equity	FQ U.S. Equity
Assets:
Investments at value (including securities on loan valued at $16,419,326 and $12,920,612, respectively)*	$128,641,414	$107,743,425
Cash	77,536	156,379
Receivable for Fund shares sold	859,204	37,861
Dividends and other receivables	57,386	85,414
Prepaid expenses	38,066	35,029

Total assets	129,673,606	108,058,108

Liabilities:
Payable upon return of securities loaned	16,946,437	13,326,781
Payable for Fund shares repurchased	1,057,380	23,188
Payable for investments purchased	41,693	—
Payable for variation margin on futures	—	10,200
Accrued expenses:
Investment advisory and management fees	66,620	24,158
Administrative fees	—	19,047
Professional fees	14,075	18,407
Other	37,398	30,733

Total liabilities	18,163,603	13,452,514

Net Assets	$111,510,003	$94,605,594

Net Assets Represent:
Paid-in capital	$135,941,941	$74,849,247
Undistributed net investment income	38,448	253,018
Accumulated net realized gain (loss) from investments and futures contracts	(47,796,588)	4,568,819
Net unrealized appreciation of investments and futures contracts	23,326,202	14,934,510

Net Assets	$111,510,003	$94,605,594

Class A Shares - Net Assets	$10,899,238	$8,078,456
Shares outstanding	676,418	538,825

Net asset value, offering and redemption price per share	$16.11	$14.99

Public offering price per share based on a maximum sales charge of 5.75%	$17.09	$15.90
Class C Shares - Net Assets	$4,669,898	$1,128,216
Shares outstanding	292,550	75,744

Net asset value, offering and redemption price per share	$15.96	$14.90

Institutional Class Shares - Net Assets	$95,940,867	$85,398,922
Shares outstanding	5,938,038	5,679,620

Net asset value, offering and redemption price per share	$16.16	$15.04

* Investments at cost	$105,315,212	$92,876,753

The accompanying notes are an integral part of these financial statements.

11

Managers AMG FQ Global Alternatives Fund

Statement of Net Assets

April 30, 2007 (unaudited)

	Principal Amount	Value
Assets:
Investments in Securities - 95.3%
U.S. Government Obligations - 7.2%
U.S. Treasury Bills, 4.630%, 06/07/07 [1]	$2,783,000	$2,769,539

	Shares
Short-Term Investments - 88.1%
S&P 500 Depositary Receipts	51,312	7,609,056
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.17% [2]	26,281,431	26,281,431

Total Investments in securities (cost $36,038,877)		36,660,026

Cash		529,997
Receivable for Fund shares sold		528,292
Interest and other receivables		107,100
Receivable for variation margin on futures contracts		266,133
Receivable for open foreign currency contracts		26,749
Unrealized gains on forward foreign currency contracts		3,142,874
Prepaid expenses		35,206

Total assets		41,296,377

Liabilities:
Payable for Fund shares repurchased		112,185
Payable for open foreign currency contracts		2,283,283
Payable for variation margin on futures contracts		311,570
Accrued expenses:
Investment advisory and management fees		50,474
Administrative fees		7,561
Distribution fees		8,838
Professional fees		19,150
Other		37,362

Total liabilities		2,830,423

Net Assets		$38,465,954

Net Assets Represent:
Paid-in capital		$37,776,074
Undistributed net investment income		145,363
Accumulated net realized loss from investments and futures contracts		(997,972)
Accumulated net realized gain from currency contracts		172,708
Net unrealized appreciation of investments, futures and foreign currency contracts		1,369,781

Net Assets		$38,465,954

Class A Shares - Net Assets		$36,225,960
Shares outstanding		3,556,979

Net asset value, offering and redemption price per share		$10.18

Public offering price per share based on a maximum sales charge of 5.75%		$10.80
Class C Shares - Net Assets		$2,239,994
Shares outstanding		221,646

Net asset value, offering and redemption price per share		$10.11

[1]	Security pledged to cover margin requirements for open futures positions at April 30, 2007.

[2]	Yield shown for an investment company represents the April 30, 2007, seven-day average yeild, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

12

Managers AMG FQ Funds

Statements of Operations

For the six months ended April 30, 2007 (unaudited)

	FQ Tax-Managed U.S. Equity	FQ U.S. Equity	FQ Global Alternatives
Investment Income:
Dividend income	$445,503	$720,311	$48,318
Interest income	—	—	522,926
Securities lending fees	7,823	7,819	—
Foreign withholding tax	(4,140)	(25)	—

Total investment income	449,186	728,105	571,244

Expenses:
Investment advisory and management fees	393,293	147,583	231,906
Administrative fees	—	105,417	34,104
Distribution fees Class A	3,898	4,012	32,465
Distribution fees Class C	10,789	2,627	6,555
Transfer agent	37,480	25,759	14,375
Custodian	19,039	22,663	8,168
Registration fees	18,700	16,154	17,875
Professional fees	16,895	19,427	21,353
Reports to shareholders	9,304	6,158	2,240
Trustee fees and expenses	2,133	2,778	212
Miscellaneous	2,381	3,301	736

Total expenses before expense reimbursement	513,912	355,879	369,989

Less: Expense reimbursement	(41,249)	(15,949)	(21,165)
Expense reductions	—	(3,353)	(2,870)

Net expenses	472,663	336,577	345,954

Net investment income (loss)	(23,477)	391,528	225,290

Net Realized and Unrealized Gain (Loss):
Net realized gain on investment transactions	4,056,532	4,596,258	156
Net realized gain (loss) on futures contracts	—	11,690	(404,081)
Net realized gain on foreign currency contracts	—	—	172,708
Net unrealized appreciation of investments	10,103,685	5,420,305	389,486
Net unrealized appreciation of futures contracts	—	39,228	230,130
Net unrealized appreciation of foreign currency contracts	—	—	1,069,298

Net realized and unrealized gain	14,160,217	10,067,481	1,457,697

Net Increase in Net Assets Resulting from Operations	$14,136,740	$10,459,009	$1,682,987

The accompanying notes are an integral part of these financial statements.

13

Managers AMG FQ Funds

Statements of Changes in Net Assets

For the six months ended April 30, (unaudited) and for the fiscal year ended October 31,

	FQ Tax- Managed U.S. Equity		FQ U.S. Equity		FQ Global Alternatives*
	2007	2006	2007	2006	2007	2006
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	($23,477)	$164,233	$391,528	$928,078	$225,290	$155,605
Net realized gain (loss) on investments, futures and foreign currency transactions	4,056,532	6,163,511	4,607,948	7,928,499	(231,217)	(401,267)
Net unrealized appreciation (depreciation) of investments, futures and foreign currency translations	10,103,685	4,777,717	5,459,533	5,821,972	1,688,914	(319,133)

Net increase (decrease) in net assets resulting from operations	14,136,740	11,105,461	10,459,009	14,678,549	1,682,987	(564,795)

Distributions to Shareholders:
From net investment income	—	(111,569)	(826,430)	(1,014,832)	(428,312)	—
From net realized gain on investments	—	—	(7,967,797)	(2,823,880)	—	—

Total distributions to shareholders	—	(111,569)	(8,794,227)	(3,838,712)	(428,312)	—

From Capital Share Transactions:
Proceeds from the sale of shares	19,998,551	30,799,963	10,759,110	4,809,087	17,731,673	23,584,230
Net asset value of shares issued in connection with reinvestment of dividends and distributions	—	103,866	8,561,477	3,770,801	425,858	—
Cost of shares repurchased	(7,115,366)	(12,784,257)	(4,916,490)	(13,353,393)	(2,302,061)	(1,663,626)

Net increase (decrease) from capital share transactions	12,883,185	18,119,572	14,404,097	(4,773,505)	15,855,470	21,920,604

Total increase in net assets	27,019,925	29,113,464	16,068,879	6,066,332	17,110,145	21,355,809

Net Assets:
Beginning of period	84,490,078	55,376,614	78,536,715	72,470,383	21,355,809	—

End of period	$111,510,003	$84,490,078	$94,605,594	$78,536,715	$38,465,954	$21,355,809

End of period undistributed net investment income	$38,448	$61,925	$253,018	$687,920	$145,363	$348,385
Share Transactions:
Sale of shares	1,316,121	2,389,184	745,895	350,267	1,771,470	2,363,264
Shares issued in connection with reinvestment of dividends and distributions	—	8,296	619,546	291,839	43,154	—
Shares repurchased	(476,877)	(986,692)	(341,308)	(976,209)	(231,748)	(167,515)

Net increase (decrease) in shares	839,244	1,410,788	1,024,133	(334,103)	1,582,876	2,195,749

*	Commencement of operations was March 30, 2006.

The accompanying notes are an integral part of these financial statements.

14

Managers AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the period ended April 30, 2007 (Unaudited)	For the fiscal year ended October 31,
Institutional Class Shares		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.93	$11.89	$9.94	$9.39	$7.74	$8.91

Income from Investment Operations:
Net investment income (loss)	0.00 [5]	0.03	0.01	0.11	0.06	0.06
Net realized and unrealized gain (loss) on investments	2.23	2.03	2.04	0.44	1.69	(1.23)

Total from investment operations	2.23	2.06	2.05	0.55	1.75	(1.17)

Less Distributions to Shareholders from:

Net investment income	—	(0.02)	(0.10)	—	(0.10)	—

Net Asset Value, End of Period	$16.16	$13.93	$11.89	$9.94	$9.39	$7.74

Total Return [1]	16.01%[2]	17.37%	20.75%	5.86%	22.90%	(13.13)%

Ratio of net expenses to average net assets	0.99%[3]	0.99%	0.99%	0.99%	0.99%	1.00%
Ratio of net investment income (loss) to average net assets [1]	(0.02)%[3]	0.23%	0.04%	0.99%	0.68%	0.91%
Portfolio turnover	36%[2]	98%	105%	131%	143%	101%
Net assets at end of period (000’s omitted)	$95,941	$82,975	$55,377	$45,321	$53,538	$8,539

Expense Offsets: [4]
Ratio of total expenses to average net assets	1.08%[3]	1.11%	1.21%	1.20%	1.62%	2.55%
Ratio of net investment income (loss) to average net assets	(0.11)%[3]	0.12%	(0.17)%	0.79%	0.06%	(0.63)%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[2]	Not annualized.

[3]	Annualized.

[4]

Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[5]	Rounds to less than $0.01.

15

Managers AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Class A Shares	For the period ended April 30, 2007 (Unaudited)	For the fiscal period ended October 31, 2006*
Net Asset Value, Beginning of Period	$13.91	$13.01

Income from Investment Operations:
Net investment income	0.00 [5]	0.00 [5]
Net realized and unrealized gain on investments	2.20	0.90

Total from investment operations	2.20	0.90

Net Asset Value, End of Period	$16.11	$13.91

Total Return [1]	15.82%[2]	6.92%[2]

Ratio of net expenses to average net assets	1.24%[3]	1.24%[3]
Ratio of net investment loss to average net assets [1]	(0.27)%[3]	(0.11)%[3]
Portfolio turnover	36%[2]	98%[2]
Net assets at end of period (000’s omitted)	$10,899	$574

Expense Offsets: [4]
Ratio of total expenses to average net assets	1.33%[3]	1.40%[3]
Ratio of net investment loss to average net assets	(0.36)%[3]	(0.27)%[3]

Class C Shares	For the period ended April 30, 2007 (Unaudited)	For the fiscal period ended October 31, 2006*
Net Asset Value, Beginning of Period	$13.89	$13.01

Income from Investment Operations:
Net investment loss	(0.01)	(0.03)
Net realized and unrealized gain on investments	2.08	0.85

Total from investment operations	2.07	0.88

Net Asset Value, End of Period	$15.96	$13.89

Total Return [1]	15.40%[2]	6.30%[2]

Ratio of net expenses to average net assets	1.99%[3]	1.99%[3]
Ratio of net investment loss to average net assets [1]	(1.02)%[3]	(0.91)%[3]
Portfolio turnover	36%[2]	98%[2]
Net assets at end of period (000’s omitted)	$4,670	$941

Expense Offsets: [4]
Ratio of total expenses to average net assets	2.08%[3]	2.15%[3]
Ratio of net investment loss to average net assets	(1.11)%[3]	(1.06)%[3]

*	Class A and Class C shares commenced operations on March 1, 2006. (See Notes to Financial Statements.)

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[2]	Not annualized.

[3]	Annualized.

[4]

Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[5]	Rounds to less than $0.01.

16

Managers AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class Shares	For the period ended April 30, 2007 (Unaudited)	For the fiscal year ended October 31,
		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.90	$12.93	$11.62	$10.59	$9.03	$10.90

Income from Investment Operations:
Net investment income	0.07	0.17	0.20	0.11	0.08	0.07
Net realized and unrealized gain (loss) on investments	1.74	2.49	1.26	1.00	1.56	(1.87)

Total from investment operations	1.81	2.66	1.46	1.11	1.64	(1.80)

Less Distributions to Shareholders from:
Net investment income	(0.16)	(0.18)	(0.15)	(0.08)	(0.08)	(0.07)
Net realized gain on investments	(1.51)	(0.51)	—	—	—	—

Total distributions to shareholders	(1.67)	(0.69)	(0.15)	(0.08)	(0.08)	(0.07)

Net Asset Value, End of Period	$15.04	$14.90	$12.93	$11.62	$10.59	$9.03

Total Return [1]	13.16%[2]	21.44%	12.64%	10.52%	18.37%	(16.65)%

Ratio of net expenses to average net assets	0.79%[3]	0.79%	0.85%	0.79%	0.91%	1.01%
Ratio of net investment income to average net assets [1]	0.96%[3]	1.23%	1.49%	0.97%	0.82%	0.61%
Portfolio turnover	39%[2]	89%	105%	106%	169%	74%
Net assets at end of period (000’s omitted)	$85,399	$78,068	$72,470	$72,878	$71,265	$63,676

Expense Offsets: [4]
Ratio of total expenses to average net assets	0.83%[3]	0.82%	—	—	—	—
Ratio of net investment income to average net assets	0.92%[3]	1.19%	—	—	—	—

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[2]	Not annualized.

[3]	Annualized.

[4]

Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

17

Managers AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Class A Shares	For the period ended April 30, 2007 (Unaudited)	For the fiscal period ended October 31, 2006*
Net Asset Value, Beginning of Period	$14.88	$13.53

Income from Investment Operations:
Net investment income	0.14	0.01
Net realized and unrealized gain on investments	1.64	1.34

Total from investment operations	1.78	1.35

Less Distributions to Shareholders from:
Net investment income	(0.16)	—
Net realized gain on investments	(1.51)	—

Total distributions to shareholders	(1.67)	—

Net Asset Value, End of Period	$14.99	$14.88

Total Return [1]	12.96%[2]	9.98%[2]

Ratio of net expenses to average net assets	1.04%[3]	1.04%[3]
Ratio of net investment income to average net assets [1]	0.40%[3]	0.63%[3]
Portfolio turnover	39%[2]	89%[2]
Net assets at end of period (000’s omitted)	$8,078	$371

Expense Offsets: [4]
Ratio of total expenses to average net assets	1.08%[3]	1.13%[3]
Ratio of net investment income to average net assets	0.36%[3]	0.54%[3]

Class C Shares	For the period ended April 30, 2007 (Unaudited)	For the fiscal period ended October 31, 2006*
Net Asset Value, Beginning of Period	$14.85	$13.53

Income from Investment Operations:
Net investment income	0.11	0.00 [5]
Net realized and unrealized gain on investments	1.61	1.32

Total from investment operations	1.72	1.32

Less Distributions to Shareholders from:
Net investment income	(0.16)	—
Net realized gain on investments	(1.51)	—

Total distributions to shareholders	(1.67)	—

Net Asset Value, End of Period	$14.90	$14.85

Total Return [1]	12.55%[2]	9.76%[2]

Ratio of net expenses to average net assets	1.79%[3]	1.79%[3]
Ratio of net investment income (loss) to average net assets [1]	(0.27)%[3]	0.16%[3]
Portfolio turnover	39%[2]	89%[2]
Net assets at end of period (000’s omitted)	$1,128	$97

Expense Offsets: [4]
Ratio of total expenses to average net assets	1.83%[3]	1.88%[3]
Ratio of net investment loss to average net assets	(0.31)%[3]	(0.07)%[3]

*	Class A and Class C shares commenced operations on March 1, 2006. (See Notes to Financial Statements.)

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[2]	Not annualized.

[3]	Annualized.

[4]

Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[5]	Rounds to less than $0.01.

18

Managers AMG FQ Global Alternatives Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Class A Shares	For the period ended April 30, 2007 (Unaudited)	For the fiscal period ended October 31, 2006*
Net Asset Value, Beginning of Period	$9.73	$10.00

Income from Investment Operations:
Net investment income	0.07	0.16
Net realized and unrealized gain (loss) on investments	0.57	(0.43)

Total from investment operations	0.64	(0.27)

Less Distributions to Shareholders from:

Net investment income	(0.19)	—

Net Asset Value, End of Period	$10.18	$9.73

Total Return [1]	6.64%[2]	(2.70)%[2]

Ratio of net expenses to average net assets	2.50%[3]	2.50%[3]
Ratio of net investment income to average net assets [1]	1.69%[3]	1.38%[3]
Portfolio turnover	62%[2]	48%[2]
Net assets at end of period (000’s omitted)	$36,226	$20,661

Expense Offsets: [4]
Ratio of total expenses to average net assets	2.68%[3]	3.20%[3]
Ratio of net investment income to average net assets	1.51%[3]	0.68%[3]

Class C Shares	For the period ended April 30, 2007 (Unaudited)	For the fiscal period ended October 31, 2006*
Net Asset Value, Beginning of Period	$9.69	$10.00

Income from Investment Operations:
Net investment income	0.20	0.02
Net realized and unrealized gain (loss) on investments	0.41	(0.33)

Total from investment operations	0.61	(0.31)

Less Distributions to Shareholders from:

Net investment income	(0.19)	0.00

Net Asset Value, End of Period	$10.11	$9.69

Total Return [1]	6.35%[2]	(3.10)%[2]

Ratio of net expenses to average net assets	3.25%[3]	3.25%[3]
Ratio of net investment income to average net assets [1]	0.91%[3]	1.03%[3]
Portfolio turnover	62%[2]	48%[2]
Net assets at end of period (000’s omitted)	$2,240	$695

Expense Offsets: [4]
Ratio of total expenses to average net assets	3.43%[3]	3.52%[3]
Ratio of net investment income to average net assets	0.73%[3]	0.76%[3]

*	Class A and Class C shares commenced operations at the close of business on March 30, 2006. (See Notes to Financial Statements.)

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[2]	Not annualized.

[3]	Annualized.

[4]

Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

19

Managers AMG FQ Funds

Notes to Financial Statements

April 30, 2007 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: Managers AMG FQ Tax-Managed U.S. Equity Fund, formerly First Quadrant Tax-Managed Equity Fund (“Tax-Managed”), Managers AMG FQ U.S. Equity Fund, formerly Managers Structured Core (“U.S. Equity”), and Managers AMG FQ Global Alternatives Fund (“Global Alternatives”), collectively the “Funds.”

On March 1, 2006, two new classes were added to Tax-Managed and U.S. Equity, Class A and Class C, in addition to the existing Institutional Class. Initial investments of $1,500 were made in each new class by Managers Investment Group LLC. Global Alternatives commenced operations on March 30, 2006 with an initial investment of $100 into Class A and $1,500 into Class C by Managers Investment Group LLC. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. All classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Tax-Managed and U.S. Equity Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are generally valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. A Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

20

Managers AMG FQ Funds

Notes to Financial Statements (continued)

U.S. Equity had certain portfolio trades directed to various brokers who paid a portion of the Fund’s expenses. For the six months ended April 30, 2007, under this arrangement the amount by which the Fund’s expenses were reduced and the impact on the expense ratio was $3,353 or 0.01%.

Each of the Funds has a “balance credit” agreement with The Bank of New York (“BNY”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2007, the custodian expense was reduced under the BNY arrangement for Global Alternatives by $2,870. Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended April 30, 2007, overdraft fees for U.S. Equity amounted to $174.

The Investment Manager for Tax-Managed and Global Alternatives, has contractually agreed, through at least March 1, 2008, subject to later reimbursement by the Funds in certain circumstances, that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses, and extraordinary expenses) will be limited to the following amounts of the Fund’s average daily net assets.

Fund	Class A	Class C	Institutional Class
Tax-Managed	1.24%	1.99%	0.99%
Global Alternatives	2.50%	3.25%	NA

In general, for a period of up to three years from the time of any waiver or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund’s total operating expenses do not exceed the contractual expense limitation amount. In addition to any other waiver or reimbursement agreed to by the Investment Manager, First Quadrant from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. At April 30, 2007, the six month and cumulative amount of reimbursable expenses for the Funds were as follows:

Fund	Fiscal period ended April 30, 2007	Cumulative Reimbursement Amount
Tax-Managed	$41,249	$272,187
Global Alternatives	21,165	100,232

The Investment Manager of U.S. Equity, has voluntarily agreed through March 1, 2008 to limit the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses, and extraordinary expenses) to 0.79% of the Fund’s average daily net assets allocable to the Institutional Class shares. This arrangement may be modified or terminated by the Investment Manager at any time. For the six months ended April 30, 2007, under this arrangement the amount by which the Fund’s expenses were reduced was $15,949.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements and expense offsets such as brokerage recapture credits but includes non-reimbursable expenses such as interest and taxes, if any.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Funds intend to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

f.	Capital Loss Carryovers

As of October 31, 2006 the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires October 31,
Tax-Managed	$17,559,688	2010
	34,285,533	2009
Global Alternatives	737,147	2014

21

Managers AMG FQ Funds

Notes to Financial Statements (continued)

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended April 30, 2007, the capital stock transactions in the Funds by class were:

	Tax-Managed				U.S. Equity
	2007		2006		2007		2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A Shares *
Sale of shares	639,035	$9,790,914	43,397	$558,178	518,373	$7,490,847	31,004	$441,439
Reinvestment of dividends and distributions	—	—	—	—	3,540	48,285	—	—
Shares repurchased	(3,895)	(58,192)	(2,119)	(26,927)	(8,019)	(114,188)	(6,073)	(89,217)

Net increase	635,140	$9,732,722	41,278	$531,251	513,894	$7,424,944	24,931	$352,222

Class C Shares *
Sale of shares	227,598	$3,442,787	68,090	$875,865	69,493	$999,463	6,778	$99,470
Reinvestment of dividends and distributions	—	—	—	—	81	1,109	—	—
Shares repurchased	(3,138)	(48,430)	—	—	(392)	(5,780)	(216)	(2,881)

Net increase	224,460	$3,394,357	68,090	$875,865	69,182	$994,792	6,562	$96,589

Institutional Class
Sale of shares	449,488	$6,764,850	2,277,697	$29,365,920	158,029	$2,268,800	312,485	$4,268,178
Reinvestment of dividends and distributions	—		8,296	103,866	615,925	8,512,083	291,839	3,770,801
Shares repurchased	(469,844)	(7,008,744)	(984,573)	(12,757,330)	(332,897)	(4,796,522)	(969,920)	(13,261,295)

Net increase (decrease)	(20,356)	($243,894)	1,301,420	$16,712,456	441,057	$5,984,361	(365,596)	($5,222,316)

*	Class A and Class C shares commenced operations on March 1, 2006.

	Global Alternatives
	2007		2006**
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	1,622,241	$16,249,057	2,291,554	$22,875,480
Reinvestment of dividends and distributions	41,696	411,541
Shares repurchased	(230,996)	(2,294,539)	(167,515)	(1,663,626)

Net increase	1,432,941	$14,366,059	2,124,039	$21,211,854

Class C Shares
Sale of shares	149,229	$1,482,616	71,710	$708,750
Reinvestment of dividends and distributions	1,458	14,317	—	—
Shares repurchased	(752)	(7,522)	—	—

Net increase	149,935	$1,489,411	71,710	$708,750

**	Commenced operations on March 30, 2006.

22

Managers AMG FQ Funds

Notes to Financial Statements (continued)

At April 30, 2007, certain unaffiliated shareholders, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds:

Fund	Class A	Class C	Institutional Class
Tax-Managed	3 collectively own 76%	1 owns 76%	2 collectively own 31%
U.S. Equity	2 collectively own 80%	1 owns 68%	1 owns 16%
Global Alternatives	1 owns 27%	1 owns 51%	NA

h.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds’ investment portfolios are managed by First Quadrant, L.P. (“First Quadrant” or the “Subadvisor”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and First Quadrant with respect to each of the Funds. AMG indirectly owns a majority interest in First Quadrant.

Tax-Managed is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant 0.85% of the average daily net assets of the Fund for its services as subadvisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

U.S. Equity and Global Alternatives are obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.35% and 1.70%, respectively, of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant 0.35% and 1.40% of the average daily net assets of the Fund for its services as subadvisor. U.S. Equity and Global Alternatives have entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as the Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of the average daily net assets of each Fund.

The aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year. The Chairman of the Audit Committee receives an additional $2,000 per year.

The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Managers Distributors, Inc. (the “Distributor”) serves as the principal underwriter for the Funds. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Funds will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

Effective March 1, 2006, Tax-Managed and U.S. Equity adopted a distribution and service plan (the “Plan”) and effective March 30, 2006, Global Alternatives adopted the Plan with respect to the Class A and Class C shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.

Pursuant to the Plan, the Funds may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% and 1.00% annually of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively.

23

Managers AMG FQ Funds

Notes to Financial Statements (continued)

The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of U.S. Equity and Global Alternatives for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2007, were as follows:

	Long-Term Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Tax-Managed	$45,438,081	$33,308,906	N/A	N/A
U.S. Equity	37,913,060	32,360,377	N/A	N/A
Global Alternatives	3,086,867	156	$5,408,520	$4,683,000

4.	Portfolio Securities Loaned

The Trust may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of the investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNY, as a fee for its services under the program, and the Fund according to agreed-upon rates.

5.	Commitments and contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Forward Foreign Currency Contracts

Global Alternatives invests in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Fund’s financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on settlement date.

The Fund may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

24

Managers AMG FQ Funds

Notes to Financial Statements (continued)

Open forward foreign currency exchange contracts (in U.S. Dollars) at April 30, 2007 were as follows:

Global Alternatives - Foreign Currency

Type	Position	Settlement Date	Receivable Amount	Payable Amount	Unrealized Gain/Loss
Australian Dollar	Short	06/20/2007	($2,053,760)	($2,073,560)	($19,800)
Canadian Dollar	Short	06/20/2007	(14,561,565)	(15,124,036)	(562,471)
Swiss Franc	Short	06/20/2007	(20,139,457)	(20,251,003)	(111,546)
Euro-dollar	Short	05/01/07-06/20/07	(7,739,497)	(8,009,852)	(270,355)
Pound Sterling	Short	06/20/2007	(5,537,408)	(5,715,325)	(177,917)
Japanese Yen	Short	06/20/2007	(3,876,144)	(3,791,845)	84,299
New Zealand Dollar	Short	06/20/2007	(7,589,457)	(7,898,125)	(308,668)
Swedish Krona	Short	06/20/2007	(5,413,976)	(5,672,394)	(258,418)
Australian Dollar	Long	06/20/2007	14,047,980	15,059,854	1,011,874
Swiss Franc	Long	06/20/2007	2,081,051	2,165,733	84,682
Euro-dollar	Long	06/20/2007	14,749,295	14,904,661	155,366
Pound Sterling	Long	05/01/07-06/20/07	5,928,424	6,052,681	124,257
Japanese Yen	Long	06/20/2007	16,480,777	15,972,934	(507,843)
New Zealand Dollar	Long	06/20/2007	23,666,254	25,067,321	1,401,067
Swedish Krona	Long	06/20/2007	6,879,171	7,094,235	215,064
Total			$16,921,688	$17,781,279	$859,591

8.	Futures Contracts Held or Issued for Purposes other than Trading

U.S. Equity uses Equity Index futures contracts to a limited extent, with the objective of maintaining exposure to equity stock markets while maintaining liquidity. Global Alternatives may use futures contracts, including futures contracts on global equity and fixed income securities, interest rate futures contracts, foreign currency futures contracts and future contracts on security indices (including broad-based security indices), for any purpose. The Funds may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

Assets pledged to cover margin requirements for the open futures positions at April 30, 2007 amounted to $42,000 for U.S. Equity and Global Alternatives has a market value of securities pledged of $2,769,539 and cash of $700,000. Each Fund had the following open futures contracts as of April 30, 2007:

FQ U.S. Equity

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
3 Month S&P 500	3	Long	06/14/2007	$67,838

25

Managers AMG FQ Funds

Notes to Financial Statements (continued)

FQ Global Alternatives

Type	Currency	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
10-Year Bond	AUD	78	Short	06/15/07	$101,683
SPI 200 Index	AUD	60	Short	06/21/07	(332,046)
10- Year Bond	CAD	219	Short	06/20/07	83,802
S&P/TSE 60 Indes	CAD	36	Short	06/14/07	(76,295)
CAC40 10	EUR	29	Short	05/18/07	(39,537)
Amsterdam Index	EUR	14	Long	05/18/07	16,853
Month DAX Index	EUR	8	Long	04/15/07	194,554
Month IBEX 35 Index	EUR	78	Short	05/18/07	364,485
Euro Bond	EUR	34	Short	06/07/07	89,232
Gilt	GBP	52	Long	06/27/07	(182,082)
FTSE 100 Index	GBP	34	Short	06/15/07	(254,682)
Hang Seng Index	HKD	66	Long	05/30/07	(124,041)
10- Year Bond	JPY	12	Long	06/11/07	12,572
TOPIX Index	JPY	63	Long	06/07/07	86,864
S&P 500 Index	USD	1	Long	06/14/07	7,925
U.S. Long Bond	USD	69	Long	06/20/07	(60,375)
					($111,088)

9.	New Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has recently issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 (the “Interpretation”), which applies to all registered investment companies and clarifies the accounting for uncertain tax positions. The Interpretation is effective for financial statements for fiscal years beginning after December 15, 2006. Management has not yet completed their analysis of the Interpretation, and is not currently in a position to estimate the significance, if any, that the impact of adoption will have on the financial statements.

On December 22, 2006, the SEC indicated they had no objection if a fund implemented the Interpretation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds’ financial statements.

26

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

First Quadrant, L.P.

800 E. Colorado Boulevard, Suite 900

Pasadena, CA 91101

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

For Managers Choice Only

Managers

P.O. Box 61204

King of Prussia, Pennsylvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Alliance Bernstein L.P.

Lazard Asset Management, LLC

Wellington Management Company, LLP

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

MANAGERS AND MANAGERS AMG BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

Armstrong Shaw Associates Inc.

Alliance Bernstein L.P.

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com.

SEMI-ANNUAL REPORT

Managers Funds

April 30, 2007

Managers Fremont Micro-Cap Fund

Managers Fremont Institutional Micro-Cap Fund

Managers Fremont Funds

Semi-Annual Report—April 30, 2007 (unaudited)

TABLE OF CONTENTS	Page

LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	3

FUND PERFORMANCE	3

FUND SNAP SHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Fremont Micro-Cap Fund	4

Fremont Institutional Micro-Cap Fund	7

FINANCIAL STATEMENTS

Statements of Assets and Liabilities	11

Funds’ balance sheets, net asset value (NAV) per share computation and cumulative undistributed amount

Statements of Operations	12

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	13

Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	14

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	15

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

As most investors expected, the U.S. economy slowed over the course of the past six months and the rest of the world continued on a generally stable growth trajectory. In fact, if there were any real surprises, they were that 1) the U.S. economy didn’t slow more under the well publicized strain of both the housing slowdown and related meltdown in the sub-prime lending sector and 2) the global capital markets demand for higher risk-oriented assets is not simply related to the so-called “carry trade” but something deeper and more durable. Underpinned by a global economy performing generally within expectations, and, aside from a sharp and short-lived market correction beginning in late February, the domestic and foreign stock markets climbed steadily, providing strong gains for the period. Meanwhile, bonds provided satisfactory returns, essentially earning their coupons as interest rates moved only marginally, and credit spreads remained at historically slim levels.

While the strong equity market return may seem counterintuitive in the face of slowing earnings, a significantly deteriorating housing market, and the stress fractures among the mortgage lending industry, there were several positive continuing trends that led to these results. First, because of widespread belief that the economy would be slowing, investors’ expectations for earnings growth were relatively conservative, and most companies exceeded those modest expectations during the period. Furthermore, although the U.S. economy is slowing, the global economy is healthy, and global growth is significant in its contribution to U.S. companies’ earnings. In addition, the amount of liquidity searching for return in a relatively low interest rate environment remains historically high. A clear illustration of this is the enormous amount of money currently gathered in private equity pools searching for and buying up public companies on a daily basis. Low volatility and low interest rates have encouraged investors to increase leverage, which has thus far been rewarding.

Speaking of interest rates, at the beginning of the period (late 2006) investors were confidently predicting and wishing that the Fed would reduce rates in the near future, which was consistent with the expectations for a real slowdown in the economy. However, more recently those expectations for a near term rate cut have evolved into uncertainty over the outlook for any rate cut at all, as the Fed has been satisfied to stand pat and communicate concerns balanced between too much inflation risk versus a slowing economy. Again, while the economy has slowed, it is not slowing as much as expected. Credit spreads remain tight because of a high demand for yield, a relatively low issuance of debt, and historically low default rates.

Although these conditions cannot be sustained indefinitely, they can, without a shock or catalyst, remain in place for some time. Advances in technology and the globalization of the labor force have helped increase competition, improve productivity, and keep the inflation rate at bay even with rising commodity and energy prices. Most stock market observers will agree that valuation ratios are reasonable and very close to long-term averages. Therefore, the market’s direction is being driven by investor perception of economic developments rather than by any need for the market to correct from valuations that are either too high or low.

Noting the risks and the known stresses present in the U.S. economy, we believe that the current strength of many foreign economies, the continued full U.S. employment picture, and the continued high levels of corporate free cash flow will all help to pull the U.S. economy through a period of slow growth. Hence, we continue to believe that investors should maintain their portfolios with allocations near their long-run targets, and take full advantage of opportunities to participate in the growth of the global economy. At this stage, the main risk to the outlook for U.S. equities seems to be that investors’ expectations for interest rates could swing like a pendulum from expecting a rate cut to fearing a rate hike. Although most recently, as we have observed above, expectations have swung towards the center point. In any event, investors will be well served by an appropriately balanced and globally diversified portfolio.

One of our foremost goals at Managers Investment Group is to structure and manage mutual funds that will help our shareholders and clients become more successful in reaching their investment goals and objectives. Each of our Funds is geared to provide you with exposure to a specific asset class or segment of the market. Investors tend to use our Funds as part of their overall asset allocation in order to structure a well-diversified portfolio intended to meet individual needs. Most of our Funds, like the Managers Fremont Micro-Cap Fund and Managers Fremont Institutional Micro-Cap Fund are therefore designed to be building blocks.

1

Letter to Shareholders (continued)

The following semi-annual report contains a listing of the investment portfolios and financial statements. Should you have any questions about this report, or if you’d like to receive a Prospectus and additional information, including fees and expenses, for this or any of the other Funds in our family, please feel free to contact us at 1.800.835.3879, or visit our Web site at www.managersinvest.com. As always, please read the Prospectus carefully before you invest or send money.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in The Managers Funds.

Respectfully,

John H. Streur Senior Managing Partner Managers Investment Group LLC	Tom Hoffman, CFA Executive Vice President and CIO Managers Investment Group LLC

2

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. These Funds incur only ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2007	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2007	Expenses Paid During Period*
Managers Fremont Micro-Cap Fund
Based on Actual Fund Return	$1,000	$1,091	$8.19
Based on Hypothetical 5% Annual Return	$1,000	$1,017	$7.90
Managers Fremont Institutional Micro-Cap Fund
Based on Actual Fund Return	$1,000	$1,083	$6.97
Based on Hypothetical 5% Annual Return	$1,000	$1,018	$6.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Managers Fremont Funds’ Performance

All periods ended April 30, 2007 (unaudited)

The table below shows the average annualized total returns for the Managers Fremont Micro-Cap Fund, Managers Fremont Institutional Micro-Cap Fund and the Russell 2000 Growth Index for the six month, one-year, five-year and ten-year periods ending April 30, 2007.

Averge Annual Total Returns	Six Months	One Year	Five Years	Ten Years
Managers Fremont Micro-Cap	9.11%	2.87%	7.70%	13.65%
Managers Fremont Institutional Micro-Cap	8.25%	1.71%	7.86%	15.91%
Russell 2000® Growth Index	7.42%	4.53%	8.91%	6.71%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

The Funds are subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

Managers Fremont Institutional Micro-Cap Fund performance reflects the performance of the post-venture Fund of Fund A of the Bechtel Trust & Thrift Retirement Plan, whose assets were transferred into and became the Managers Fremont Institutional Micro-Cap Fund on 08/06/97. The post-venture Fund imposed higher fees and expenses than that of the Managers Fremont Institutional Micro-Cap Fund and was not registered with the Securities and Exchange Commission and therefore was not subject to the investment restrictions imposed on registered mutual funds.

The Russell 2000® Index and the Russell 2000® Growth Index are registered trademarks of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

From time to time the Institutional Micro-Cap Fund’s advisor has waived fees or reimbursed expenses, which may have resulted in higher returns.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www. managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

3

Managers Fremont Micro-Cap Fund

Fund Snapshots

April 30, 2007 (unaudited)

Portfolio Breakdown

**	As a percentage of net assets

Industry	Managers Fremont Micro Cap*	Russell 2000 Growth
Information Technology	61.8%	24.3%
Health Care	12.4%	19.0%
Consumer Discretionary	5.2%	16.5%
Materials	2.9%	3.2%
Telecommunication Services	2.2%	1.2%
Energy	0.7%	6.1%
Industrials	2.4%	18.1%
Financials	0.0%	8.7%
Consumer Staples	0.0%	2.7%
Utilities	0.0%	0.2%
Other Assets and Liabilities	12.4%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
FEI Co.	5.9%
Equinix, Inc.*	4.3
ATMI, Inc.*	3.0
Regeneration Technologies, Inc.*	3.0
SRS Labs, Inc.	2.9
Conceptus, Inc.	2.7
Identity Solutions, Inc.	2.6
Power Integrations, Inc.	2.6
Calgon Carbon Corp.	2.1
eCollege.com	1.9

Top Ten as a Group	31.0%

*	Top Ten Holding at October 31, 2006.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

4

Managers Fremont Micro-Cap Fund

Schedule of Portfolio Investments

April 30, 2007 (unaudited)

	Shares		Value
Common Stocks - 87.6%
Consumer Discretionary - 5.2%
AT Cross Co., Class A*	240,500		$2,164,500
Century Casinos, Inc.*	379,460		3,179,875
IMAX Corp.*	469,100		2,392,410
Lakes Gaming, Inc.*	152,800		1,891,664
Nevada Gold & Casinos, Inc.*	426,100		1,141,948
Scopus Video Neworks, Ltd. *	432,300		2,386,296
Youbet.com, Inc.*	699,500		1,923,625
Total Consumer Discretionary			15,080,318
Energy - 0.7%
SulphCo, Inc.*	440,800		2,120,248
Health Care - 12.4%
AngioDynamics, Inc.*	232,500		3,868,800
Cardica, Inc.*	93,900		584,997
Cepheid, Inc.*	286,700		3,251,178
Conceptus, Inc.*	378,900		7,835,653
Harvard Bioscience, Inc.*	253,600		1,404,944
ICON PLC.*	50,800		2,384,044
NxStage Medical, Inc.*	148,000		1,962,480
Omnicell, Inc.*	185,000		4,243,900
Regeneration Technologies, Inc.*	1,017,000		8,613,990
Vital Images, Inc.*	45,200		1,394,872
Total Health Care			35,544,858
Industrials - 2.4%
Global Traffic Network, Inc.*	569,800		3,629,626
Portfolio Recovery Associates, Inc.*	31,800		1,769,670
Stanley, Inc.*	97,400		1,471,714
Total Industrials			6,871,010
Information Technology - 61.8%
Acacia Research Corp.*	132,600		1,978,392
Access Integrated Technologies, Inc.*	236,900		1,468,780
Airspan Networks, Inc.*	937,500		3,609,375
Anaren Microwave, Inc.*	80,000		1,513,600
Applied Micro Circuits Corp*	1,009,700		2,837,257
Astro-Med, Inc.	233,896		2,724,888
ATMI, Inc.*	283,200		8,759,376
AudioCodes, Ltd.*	544,500		3,648,150
Authorize.Net*	274,500		4,842,180
Bottomline Technologies, Inc.*	207,400		2,575,908
CalAmp Corp. *	297,300		2,476,509
CommVault Systems, Inc.*	135,100		2,291,297
Double-Take Software, Inc.*	295,100		4,948,827
eCollege.com*	297,000		5,500,440
EDGAR Online, Inc.*	455,000		1,433,250
EMCORE Corp.*	497,900		2,464,605
Equinix, Inc.*	149,100		12,445,377
Exfo Electro-Optical Engineering, Inc.*	727,945		4,840,834
FEI Co.*	452,400		16,829,280
Forrester Research, Inc.*	57,600		1,484,928
GSI Technology, Inc.*	373,400	[1]	2,016,360
Identity Solutions, Inc.*	389,469		7,485,594
Keynote Systems, Inc.*	140,900		1,916,240
Leadis Technology, Inc.*	740,800		2,563,168
NCI, Inc., Class A*	195,300		2,876,769
Occam Networks, Inc.*	322,800		3,318,384
Omniture, Inc.*	159,200		2,999,328
Online Resources Corp.*	295,629		3,263,744
Openwave Systems, Inc.*	146,504		1,076,804
Opsware, Inc.*	175,000		1,405,250
Optibase Ltd.* [4]	1,088,200		4,396,328
Pericom Semiconductor Corp*	444,400		4,448,444
Phase Forward, Inc.*	111,500		1,770,620
Photon Dynamics, Inc.*	363,300		4,366,866
Power Integrations, Inc.*	288,800		7,465,480
Radyne Corp.*	162,200		1,411,140
Rudolph Technologies, Inc.*	182,200		3,146,594
SkillSoft PLC*	140,800		1,136,256
SRS Labs, Inc. *	624,349		8,241,407
Standard Microsystems Corp.*	118,200		3,789,492
Stratasys, Inc.*	65,012		3,090,020
SupportSoft, Inc.*	634,700		3,408,339
Systems Xcellence, Inc.*	71,000		1,619,510
TeleCommunication Systems, Inc.*	523,100		2,108,093
Terayon Communication Systems, Inc.*	3,145,400		5,441,542
Website Pros, Inc.*	164,100		1,491,669
WJ Communications, Inc.*	1,688,000		2,937,120
Total Information Technology			177,863,814
Materials - 2.9%
Calgon Carbon Corp.*	757,000		5,987,870
Northern Technologies International Corp.* [4]	272,050		2,230,810
Total Materials			8,218,680
Telecommunication Services - 2.2%
Cogent Communications Group, Inc.*	143,400		3,650,964
InPhonic, Inc.*	156,900		1,496,826
Radware, Ltd.*	89,500	[1]	1,159,025
Total Telecommunication Services			6,306,815
Total Common Stocks (cost $203,712,747)			252,005,743

The accompanying notes are an integral part of these financial statements.

5

Managers Fremont Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 11.6%[2]
Bank of New York Institutional Cash Reserves Fund, 5.30% [3]	175,129	$175,129
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.17%	15,296,559	15,296,559
Vanguard Prime Money Market Fund, Institutional Class, 5.23%	17,924,502	17,924,502
Total Other Investment Companies (cost $33,396,190)		33,396,190
Total Investments - 99.2% (cost $237,108,937)		285,401,933
Other Assets, less Liabilities - 0.8%		2,229,792
Net Assets - 100.0%		$287,631,725

The accompanying notes are an integral part of these financial statements.

6

Managers Fremont Institutional Micro-Cap Fund

Fund Snapshots

April 30, 2007 (unaudited)

Portfolio Breakdown

**	As a percentage of net assets

Industry	Managers Fremont Inst’l Micro-Cap*	Russell 2000 Growth
Information Technology	62.8%	24.3%
Health Care	12.9%	19.0%
Consumer Discretionary	5.2%	16.5%
Materials	2.9%	3.2%
Industrials	2.4%	18.1%
Telecommunication Services	2.3%	1.2%
Energy	0.8%	6.1%
Utilities	0.0%	0.2%
Consumer Staples	0.0%	2.7%
Financials	0.0%	8.7%
Other Assets and Liabilities	10.7%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
FEI Co.*	6.0%
Equinix, Inc.*	4.3
Regeneration Technologies, Inc.*	3.2
ATMI, Inc.*	3.0
SRS Labs, Inc.	3.0
Conceptus, Inc.*	2.9
Identity Solutions, Inc.	2.7
Power Integrations, Inc.*	2.6
Calgon Carbon Corp.	2.1
eCollege.com	2.0

Top Ten as a Group	31.8%

*	Top Ten Holding at October 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

7

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments

April 30, 2007 (unaudited)

	Shares		Value
Common Stocks - 89.3%
Consumer Discretionary - 5.2%
AT Cross Co., Class A*	122,900		$1,106,100
Century Casinos, Inc.*	189,700		1,589,686
IMAX Corp.*	219,400		1,118,940
Lakes Gaming, Inc.*	74,400		921,072
Nevada Gold & Casinos, Inc.*	169,000		452,920
Scopus Video Neworks, Ltd. *	211,154		1,165,570
Youbet.com, Inc.*	339,000		932,250
Total Consumer Discretionary			7,286,538
Energy - 0.8%
SulphCo, Inc.*	227,000		1,091,870
Health Care - 12.9%
AngioDynamics, Inc.*	118,000		1,963,520
Cardica, Inc.*	48,300		300,909
Cepheid, Inc.*	146,700		1,663,578
Conceptus, Inc.*	193,700		4,005,716
Harvard Bioscience, Inc.*	130,411		722,477
ICON PLC.*	24,800		1,163,864
NxStage Medical, Inc.*	76,100		1,009,086
Omnicell, Inc.*	92,600		2,124,244
Regeneration Technologies, Inc.*	522,900		4,428,963
Vital Images, Inc.*	22,000		678,920
Total Health Care			18,061,277
Industrials - 2.4%
Global Traffic Network, Inc.*	276,300		1,760,031
Portfolio Recovery Associates, Inc.*	16,000		890,400
Stanley, Inc.*	49,700		750,967
Total Industrials			3,401,398
Information Technology - 62.8%
Acacia Research Corp.*	68,100		1,016,052
Access Integrated Technologies, Inc.*	121,700		754,540
Airspan Networks, Inc.*	458,900		1,766,765
Anaren Microwave, Inc.*	39,400		745,448
Applied Micro Circuits Corp*	492,600		1,384,206
Astro-Med, Inc.	118,708		1,382,948
ATMI, Inc.*	137,700		4,259,061
AudioCodes, Ltd.*	272,400		1,825,080
Authorize.Net*	141,000		2,487,240
Bottomline Technologies, Inc.*	103,400		1,284,228
CalAmp Corp. *	130,000		1,082,900
CommVault Systems, Inc.*	65,400		1,109,184
Double-Take Software, Inc.*	144,300		2,419,911
eCollege.com*	152,400		2,822,448
EDGAR Online, Inc.*	233,700		736,155
EMCORE Corp.*	243,500		1,205,325
Equinix, Inc.*	72,400		6,043,228
Exfo Electro-Optical Engineering, Inc.*	356,365		2,369,827
FEI Co.*	225,200		8,377,440
Forrester Research, Inc.*	28,700		739,886
GSI Technology, Inc.*	182,800	[1]	987,120
Identity Solutions, Inc.*	199,996		3,843,923
Keynote Systems, Inc.*	69,000		938,400
Leadis Technology, Inc.*	361,100		1,249,406
NCI, Inc., Class A*	100,300		1,477,419
Occam Networks, Inc.*	152,000		1,562,560
Omniture, Inc.*	77,700		1,463,868
Online Resources Corp.*	151,211		1,669,369
Openwave Systems, Inc.*	71,159		523,019
Opsware, Inc.*	84,700		680,141
Optibase Ltd.*	556,200		2,247,048
Pericom Semiconductor Corp*	220,200		2,204,202
Phase Forward, Inc.*	57,000		905,160
Photon Dynamics, Inc.*	177,200		2,129,944
Power Integrations, Inc.*	143,400		3,706,890
Radyne Corp.*	79,100	[1]	688,170
Rudolph Technologies, Inc.*	90,200		1,557,754
SkillSoft PLC*	71,900		580,233
SRS Labs, Inc.*	319,100		4,212,120
Standard Microsystems Corp.*	57,900		1,856,274
Stratasys, Inc.*	33,460		1,590,354
SupportSoft, Inc.*	307,300		1,650,201
Systems Xcellence, Inc.*	35,700		814,317
TeleCommunication Systems, Inc.*	190,700		768,521
Terayon Communication Systems, Inc.*	1,570,100		2,716,273
Website Pros, Inc.*	80,100		728,109
WJ Communications, Inc.*	868,600		1,511,364
Total Information Technology			88,074,031
Materials - 2.9%
Calgon Carbon Corp.*	366,500		2,899,015
Northern Technologies International Corp.*	138,100		1,132,420
Total Materials			4,031,435
Telecommunication Services - 2.3%
Cogent Communications Group, Inc.*	71,600		1,822,936
InPhonic, Inc.*	82,600		788,004
Radware, Ltd.*	43,500		563,325
Total Telecommunication Services			3,174,265
Total Common Stocks (cost $95,711,898)			125,120,814

The accompanying notes are an integral part of these financial statements.

8

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 9.8%[2]
Bank of New York Institutional Cash Reserves Fund, 5.30% [3]	344,253	$344,253
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.17%	13,425,646	13,425,646
Total Other Investment Companies (cost $13,769,899)		13,769,899
Total Investments - 99.1% (cost $109,481,797)		138,890,713
Other Assets, less Liabilities - 0.9%		1,240,848
Net Assets - 100.0%		$140,131,561

The accompanying notes are an integral part of these financial statements.

9

Managers Fremont Funds

Notes to Schedules of Portfolio Investments

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2007, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Fremont Micro-Cap	$237,108,937	$61,763,167	$(13,470,171)	$48,292,996
Fremont Institutional Micro-Cap	109,481,797	34,838,332	(5,429,416)	29,408,916

*	Non-income-producing security.

[1]	Some or all of these shares were out on loan to various brokers as of April 30, 2007, amounting to:

Fund	Market Value	% of Net Assets
Fremont Micro-Cap	$166,235	0.1%
Fremont Institutional Micro-Cap	328,260	0.2%

[2]	Yield shown for an investment company represents its April 30, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Affiliated Company – See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

10

Managers Fremont Funds

Statements of Assets and Liabilities

April 30, 2007 (unaudited)

	Managers Fremont Micro-Cap Fund	Managers Fremont Institutional Micro-Cap Fund
Assets:
Investments at value (including securities on loan valued at $166,235 and $328,260, respectively)	$285,401,933	$138,890,713
Receivable for investments sold	4,682,129	2,409,238
Receivable for Fund shares sold	48,618	37,279
Dividends and other receivables	168,003	66,069
Prepaid expenses	20,355	20,616

Total assets	290,321,038	141,423,915

Liabilities:
Payable to Custodian	423,723	12,082
Payable for Fund shares repurchased	514,104	163,846
Payable upon return of securities loaned	175,129	344,253
Payable for investments purchased	1,025,590	542,321
Accrued expenses:
Investment advisory and management fees	239,131	107,668
Administrative fees	59,783	29,127
Other	251,853	93,057

Total liabilities	2,689,313	1,292,354

Net Assets	$287,631,725	$140,131,561

Shares outstanding	7,646,880	9,369,631

Net asset value, offering and redemption price per share	$37.61	$14.96

Net Assets Represent:
Paid-in capital	$251,127,802	$103,325,673
Net investment loss	(1,603,670)	(952,384)
Accumulated net realized gain (loss) from investments	(10,185,403)	8,349,356
Net unrealized appreciation of investments	48,292,996	29,408,916

Net Assets	$287,631,725	$140,131,561

Investments at cost	$237,108,937	$109,481,797

The accompanying notes are an integral part of these financial statements.

11

Managers Fremont Funds

Statements of Operations

For the six months ended April 30, 2007 (unaudited)

	Managers Fremont Micro-Cap Fund	Managers Fremont Institutional Micro-Cap Fund
Investment Income:
Dividend income	$711,931	$483,762
Securities lending fees	14,989	21,223

Total investment income	726,920	504,985

Expenses:
Investment management fees	1,478,615	1,079,532
Administrative fees	369,654	269,883
Transfer agent	340,297	34,068
Custodian	46,746	34,408
Professional fees	39,072	30,951
Reports to shareholders	30,483	23,324
Trustees fees and expenses	9,082	8,160
Registration fees	7,934	6,572
Insurance	6,894	5,996
Miscellaneous	2,036	1,801

Total expenses before offsets	2,330,813	1,494,695

Expense reimbursement	—	(37,250)
Expense reductions	(223)	(76)

Net expenses	2,330,590	1,457,369

Net investment loss	(1,603,670)	(952,384)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investment transactions	8,200,118	11,632,814
Net unrealized appreciation of investments	19,295,219	6,289,362

Net realized and unrealized gain	27,495,337	17,922,176

Net Increase in Net Assets Resulting from Operations	$25,891,667	$16,969,792

The accompanying notes are an integral part of these financial statements.

12

Managers Fremont Funds

Statements of Changes in Net Assets

	Managers Fremont Micro-Cap		Managers Fremont Institutional MicroCap
	2007	2006	2007	2006
Increase (Decrease) in Net Assets From Operations:
Net investment loss	($1,603,670)	($3,015,611)	($952,384)	($1,787,223)
Net realized gain on investments	8,200,118	20,083,106	11,632,814	22,660,485
Net unrealized appreciation of investments	19,295,219	36,118,248	6,289,362	24,049,420

Net increase in net assets resulting from operations	25,891,667	53,185,743	16,969,792	44,922,682

Distributions to Shareholders:
From net realized gain on investments	—	—	(21,312,721)	(40,148,337)

Total distributions to shareholders	—	—	(21,312,721)	(40,148,337)

From Capital Share Transactions:
Proceeds from sale of shares	6,380,795	21,520,857	7,764,955	44,149,235
Reinvestment of distributions	—	—	20,832,879	38,621,555
Cost of shares repurchased	(48,114,781)	(168,861,323)	(143,518,784)	(123,850,684)

Net decrease from capital share transactions	(41,733,986)	(147,340,466)	(114,920,950)	(41,079,894)

Total decrease in net assets	(15,842,319)	(94,154,723)	(119,263,879)	(36,305,549)

Net Assets:
Beginning of period	303,474,044	397,628,767	259,395,440	295,700,989

End of period	$287,631,725	$303,474,044	$140,131,561	$259,395,440

End of period undistributed net investment loss	($1,603,670)	—	($952,384)	—

Share Transactions:
Sale of shares	176,701	643,893	521,948	2,957,002
Reinvested shares	—	—	1,475,416	2,766,703
Shares repurchased	(1,332,097)	(5,253,627)	(9,836,455)	(8,304,374)

Net decrease in shares	(1,155,396)	(4,609,734)	(7,839,091)	(2,580,669)

The accompanying notes are an integral part of these financial statements.

13

Managers Fremont Funds

Financial Highlights

For a share outstanding throughout each fiscal period

Managers Fremont Micro-Cap	For the six months ended April 30, 2007 (unaudited)	For the fiscal year ended October 31,
		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$34.48	$29.65	$27.86	$28.14	$18.43	$25.22

Income from Investment Operations:
Net investment loss	(0.21)	(0.26)[4]	(0.38)	(0.44)	(0.33)	(0.35)
Net realized and unrealized gain (loss) on investments	3.34	5.09	2.17	0.16	10.04	(6.44)

Total from investment operations	3.13	4.83	1.79	(0.28)	9.71	(6.79)

Net Asset Value End of Period	$37.61	$34.48	$29.65	$27.86	$28.14	$18.43

Total Return [1]	9.11%[5]	16.29%	6.42%	(1.00)%	52.69%	(26.92)%

Ratio of net operating expenses to average net assets	1.58%[2,6]	1.54%[2]	1.56%[2]	1.62%	1.64%	1.61%
Ratio of net investment loss to average net assets [1]	(1.08)%[6]	(0.79)%	(1.11)%	(1.41)%	(1.47)%	(1.33)%
Portfolio turnover	34%[5]	82%	68%	83%	105%	68%
Net assets at end of period (000’s omitted)	$287,632	$303,474	$397,629	$490,527	$573,677	$401,068

	For the six months ended April 30, 2007 (unaudited)	For the fiscal year ended October 31,
Managers Fremont Institutional Micro-Cap		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$15.07	$14.94	$14.49	$14.52	$9.50	$12.98

Income from Investment Operations:
Net investment loss	(0.10)	(0.09)[4]	—	(0.17)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on investments	1.27	2.36	0.97	0.14	5.15	(3.37)

Total from investment operations	1.17	2.27	0.97	(0.03)	5.02	(3.48)

Less Distributions to Shareholders from:
Net investment income	—	—	(0.00)#	—	—	—
Net realized gain on investments	(1.28)	(2.14)	(0.52)	—	—	—

Total distribution to shareholders	(1.28)	(2.14)	(0.52)	—	—	—

Net Asset Value End of Period	$14.96	$15.07	$14.94	$14.49	$14.52	$9.50

Total Return [1]	8.25%[5]	16.33%	6.54%	(0.21)%	52.84%	(26.81)%

Ratio of net operating expenses to average net assets [2]	1.35%[6]	1.35%	1.35%	1.30%	1.30%	1.29%
Ratio of net investment loss to average net assets [1]	(0.88)%[6]	(0.63)%	(0.89)%	(1.09)%	(1.12)%	(0.96)%
Portfolio turnover	77%[5]	78%	73%	87%	119%	64%
Net assets at end of period (000’s omitted)	140,132	$259,395	$295,701	$358,011	$391,662	$253,297

Ratios absent expense offsets: [3]
Ratio of total expenses to average net assets	1.39%[6]	1.37%	1.39%	1.30%	1.30%	1.29%
Ratio of net investment loss to average net assets	(0.92)%[6]	(0.65)%	(0.93)%	(1.09)%	(1.12)%	(0.96)%

#	Rounds to less than $0.01 per share.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.

[2]

Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1(c) of “Notes to Financial Statements.”)

[3]	Ratio information assuming no reduction of Fund expenses. (See Notes to Financial Statements.)

[4]	Per share numbers have been calculated using average shares.

[5]	Not Annualized.

[6]	Annualized.

14

Managers Fremont Funds

Notes to Financial Statements

April 30, 2007 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds, Managers Fremont Micro-Cap Fund (“Micro-Cap”) and Managers Fremont Institutional Micro-Cap Fund (“Institutional Micro-Cap”), collectively the “Funds.”

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. A Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. An investment valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Funds’ fair value procedures. The Investment Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Funds’ Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

In addition, each of the Funds has a “balance credit” agreement with The Bank of New York (“BNY”) whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expense that would otherwise be charged to each Fund. For the six months ended April 30, 2007, the custodian expense was reduced by $223 for Micro-Cap and $76 for Institutional Micro-Cap under the BNY arrangement.

Managers Investment Group LLC (the “Investment Manager”), an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Funds, has contractually agreed, through at least March 1, 2008, to waive fees and pay or reimburse expenses of Institutional Micro-Cap to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses and extraordinary expenses) of the Fund exceed 1.35% of the Fund’s average daily net assets. Prior to March 1, 2007, the Micro Cap Fund’s annual operating expenses were limited to 1.98% of the Fund’s average daily net assets.

Effective January 15, 2005, the Institutional Micro-Cap Fund is obligated to repay the Investment Manager such amounts waived,

15

Managers Fremont Funds

Notes to Financial Statements (continued)

paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated percentages of the Fund’s average daily net assets. For the six months ended April 30, 2007, the cumulative amount of expense reimbursement by the Manager subject to the repayment by the Institutional Micro-Cap Fund equaled $112,921.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f.	Capital Loss Carryovers

As of April 30, 2007, the Micro-Cap Fund had utilized capital losses during the year of $20,590,011 and had an accumulated net realized capital loss carryover of $13,942,467. This amount may be used to offset realized capital gains, if any, through October 31, 2010. The Institutional Micro-Cap Fund had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2007, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Funds as follows: Micro-Cap - 2 own collectively 52% and Institutional Micro-Cap – 2 own collectively 58%. Transactions by these shareholders may have a material impact on their respective Fund.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Trustee approval) and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by portfolio managers who serve pursuant to a Subadvisory Agreement with the Investment Manager.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets for the six months ended April 30, 2007 was 1.00% for both Micro-Cap and Institutional Micro-Cap.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. During the six months ended April 30, 2007, each Fund paid a fee to the Administrator at the rate of 0.25% per annum of each Fund’s average daily net assets.

The aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Investment Manager (the “Managers Funds”) based on the relative net assets of such Funds. Through March, 2006, the Trust had an additional Independent Trustee who was paid an annual retainer of $30,000, plus $4,000 for each meeting attended. The fee is allocated amongst the Funds in the Trust based on the relative net assets of each Fund. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year and the Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI. MDI serves as the principal underwriter for each Fund. MDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2007, for Micro-Cap were $93,174,719 and $140,625,076; and for Institutional Micro-Cap were $152,137,620 and $276,634,981, respectively. There were no purchases or sales of U.S. Government securities.

16

Managers Fremont Funds

Notes to Financial Statements (continued)

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after rebate) are then divided between BNY, as a fee for its services under the program, and the Fund according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, each Fund expects the risk of loss to be remote.

6.	Transactions with Affiliated Companies

An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions during the six months ended April 30, 2007, with companies which are or were affiliates of the Micro-Cap Fund are as follows:

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES :

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value	Gains/ (Losses)	% Ownership of Affiliate
Optibase Ltd.	—	—	—	$4,396,328	—	8.1%
Northern Technologies
International Corp.	$191,276	$83,886	—	2,230,810	($1,423)	7.4%

Totals	$191,276	$83,886	—	$6,627,138	($1,423)

7.	New Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has recently issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 (the “Interpretation”), which applies to all registered investment companies and clarifies the accounting for uncertain tax positions. The Interpretation is effective for financial statements for fiscal years beginning after December 15, 2006. Management has not yet completed their analysis of the Interpretation, and is not currently in a position to estimate the significance, if any, that the impact of adoption will have on the financial statements.

On December 22, 2006, the SEC indicated they had no objection if a Fund implemented the Interpretation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds’ financial statements.

17

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

Kern Capital Management LLC

114 West 47th Street, 19th Floor

New York, New York 10036

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, III

Edward J. Kaier

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Alliance Bernstein L.P.

Lazard Asset Management, LLC

Wellington Management Company, LLP

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

MANAGERS AND MANAGERS AMG

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

Armstrong Shaw Associates Inc.

Alliance Bernstein L.P.

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

MANAGERS

FIXED INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

April 30, 2007

•	Managers Fremont Global Fund

•	Managers Small Cap Fund

•	Managers Real Estate Securities Fund

•	Managers California Intermediate Tax-Free Fund

The Managers Funds

Semi-Annual Report — April 30, 2007 (unaudited)

TABLE OF CONTENTS	Page

LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUNDS’ EXPENSES	3

FUND PERFORMANCE	4

FUND SNAPSHOTS, AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers Fremont Global Fund	5

Managers Small Cap Fund	11

Managers Real Estate Securities Fund	14

Managers California Intermediate Tax-Free Fund	16

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	19

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	20

Funds’ balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statements of Operations	21

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	22

Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	24

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	26

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

As most investors expected, the U.S. economy slowed over the course of the past six months and the rest of the world continued on a generally stable growth trajectory. In fact, if there were any real surprises, they were that 1) the U.S. economy didn’t slow more under the well publicized strain of both the housing slowdown and related meltdown in the sub-prime lending sector and 2) the global capital markets demand for higher risk-oriented assets is not simply related to the so-called “carry trade” but something deeper and more durable. Underpinned by a global economy performing generally within expectations, and, aside from a sharp and short-lived market correction beginning in late February, the domestic and foreign stock markets climbed steadily, providing strong gains for the period. Meanwhile, bonds provided satisfactory returns, essentially earning their coupons as interest rates moved only marginally, and credit spreads remained at historically slim levels. TEST

While the strong equity market return may seem counterintuitive in the face of slowing earnings, a significantly deteriorating housing market, and the stress fractures among the mortgage lending industry, there were several positive continuing trends that led to these results. First, because of widespread belief that the economy would be slowing, investors’ expectations for earnings growth were relatively conservative, and most companies exceeded those modest expectations during the period. Furthermore, although the U.S. economy is slowing, the global economy is healthy, and global growth is significant in its contribution to U.S. companies’ earnings. In addition, the amount of liquidity searching for return in a relatively low interest rate environment remains historically high. A clear illustration of this is the enormous amount of money currently gathered in private equity pools searching for and buying up public companies on a daily basis. Low volatility and low interest rates have encouraged investors to increase leverage, which has thus far been rewarding.

Speaking of interest rates, at the beginning of the period (late 2006) investors were confidently predicting and wishing that the Fed would reduce rates in the near future, which was consistent with the expectations for a real slowdown in the economy. However, more recently those expectations for a near term rate cut have evolved into uncertainty over the outlook for any rate cut at all, as the Fed has been satisfied to stand pat and communicate concerns balanced between too much inflation risk versus a slowing economy. Again, while the economy has slowed, it is not slowing as much as expected. Credit spreads remain tight because of a high demand for yield, a relatively low issuance of debt, and historically low default rates.

Although these conditions cannot be sustained indefinitely, they can, without a shock or catalyst, remain in place for some time. Advances in technology and the globalization of the labor force have helped increase competition, improve productivity, and keep the inflation rate at bay even with rising commodity and energy prices. Most stock market observers will agree that valuation ratios are reasonable and very close to long-term averages. Therefore, the market’s direction is being driven by investor perception of economic developments rather than by any need for the market to correct from valuations that are either too high or low.

Noting the risks and the known stresses present in the U.S. economy, we believe that the current strength of many foreign economies, the continued full U.S. employment picture, and the continued high levels of corporate free cash flow will all help to pull the U.S. economy through a period of slow growth. Hence, we continue to believe that investors should maintain their portfolios with allocations near their long-run targets, and take full advantage of opportunities to participate in the growth of the global economy. At this stage, the main risk to the outlook for U.S. equities seems to be that investors’ expectations for interest rates could swing like a pendulum from expecting a rate cut to fearing a rate hike. Although most recently, as we have observed above, expectations have swung towards the center point. In any event, investors will be well served by an appropriately balanced and globally diversified portfolio.

One of our foremost goals at Managers Investment Group is to structure and manage mutual funds that will help our shareholders and clients become more successful in reaching their investment goals and objectives. Each of our Funds is geared to provide you with exposure to a specific asset class or segment of the market. Investors tend to use our Funds as part of their overall asset allocation in order to structure a well-diversified portfolio intended to meet individual needs. Most of our Funds, therefore, are designed to be building blocks.

1

Letter to Shareholders (continued)

The following semi-annual report contains a listing of the investment portfolios and financial statements. Should you have any questions about this report, or if you’d like to receive a Prospectus and additional information, including fees and expenses, for any of the other Funds in our family, please feel free to contact us at 1.800.835.3879, or visit our Web site at www.managersinvest.com. As always, please read the Prospectus carefully before you invest or send money.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in The Managers Funds.

Respectfully,

John H. Streur Senior Managing Partner Managers Investment Group LLC	Tom Hoffman, CFA Executive Vice President and CIO Managers Investment Group LLC

2

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2007	Beginning Account Value 11/01/2006	Ending Account Value 04/30/2007	Expenses Paid During the Period*
Managers Fremont Global Fund
Based on Actual Fund Return	$1,000	$1,081	$5.73
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$5.56
Managers Small Cap Fund
Based on Actual Fund Return	$1,000	$1,060	$7.05
Based on Hypothetical 5% Annual Return	$1,000	$1,018	$6.90
Managers Real Estate Securities Fund
Based on Actual Fund Return	$1,000	$1,074	$7.40
Based on Hypothetical 5% Annual Return	$1,000	$1,018	$7.20
Managers California Intermediate Tax Free Fund
Based on Actual Fund Return	$1,000	$1,012	$2.74
Based on Hypothetical 5% Annual Return	$1,000	$1,022	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

3

Managers Funds Performance

All periods ended April 30, 2007 (unaudited)

	Average Annual Total Returns [1]
The Managers Funds	Six Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Managers Fremont Global [3,4]	8.09%	10.45%	11.76%	9.12%	6.22%	—	—
S&P 500 Index	8.60%	15.24%	12.25%	8.54%	8.05%	—	—
Managers Fremont Global Composite Index [9]	8.94%	13.65%	12.85%	10.93%	7.62%	—	—
Managers Small Cap [2,5]	5.95%	4.13%	13.33%	7.99%	—	7.77%	Sept. ‘97
Russell 2000® Growth Index	7.42%	4.53%	12.27%	8.91%	—	3.51%	—
Managers Real Estate Securities [2,6]	7.36%	26.64%	29.55%	21.97%	—	12.74%	Dec. ‘97
S&P 500 Index	8.60%	15.24%	12.25%	8.54%	—	6.30%	—
Dow Jones Wilshire REIT Index (Full Cap)	6.17%	26.58%	30.78%	22.61%	—	14.69%	—
Managers California Intermediate Tax-Free [2,4,7,8]	1.16%	6.25%	4.72%	4.32%	4.83%	—	—
Lehman Bros. 5 Yr. Municipal Bond Index	1.30%	4.22%	2.96%	3.68%	4.77%	—	—

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call 800.835.3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

Investments in foreign securities and currency instruments are subject to additional risks such as erratic market conditions, economic and political instability, and currency exchange rate fluctuations.

[4]

Fixed-income funds are subject to the risks associated with investments in debt securities, such as default risk, fluctuations in debtor’s perceived ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[5]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[6]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.

[7]	The Fund is subject to risks associated from economic, political, geographic, and demographic conditions of California that could adversely affect the value of the Fund’s investment portfolio.

[8]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

[9]

Managers Fremont Global Fund Composite Index is a hypothetical representation of the performance of the Fund’s stock and bond asset classes according to their respective weightings in the Fund’s neutral mix (65% global equities and 35% global bonds). The MSCI World Index is used to represent the Fund’s stock asset class and the Lehman Global Aggregate Index is used to represent the Fund’s bond asset class when calculating the Composite Index.

The Russell 2000® Growth Index is a trademark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

The S&P 500 Index is proprietary data of Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. All rights reserved.

4

Managers Fremont Global Fund

Fund Snapshots

April 30, 2007 (unaudited)

Portfolio Breakdown

**	As a percentage of portfolio assets

Geographic Diversification	Managers Fremont Global Fund**	MSCI World Index	Lehman Global Aggregate Index
United States	75.5%	47.9%	36.0%
Europe	15.7%	33.8%	38.9%
Japan	3.3%	10.3%	16.3%
Asia (excluding Japan)	1.6%	1.2%	2.8%
Canada	1.0%	3.6%	2.8%
Caribbean Islands	0.9%	0.2%	0.1%
Latin America	1.2%	0.0%	0.6%
Africe & Middle East	0.2%	0.0%	0.4%
Other	0.6%	3.0%	2.1%

Top Ten Holdings

Security Name	Percentage of Net Assets
Managers Global Bond Fund	30.2%
Bank of America Corp.*	1.1
Citigroup, Inc.*	1.1
American International Group, Inc.	1.0
General Electric Co.	0.9
Morgan Stanley Co.	0.9
United Technologies Corp.	0.8
International Business Machines Corp.	0.8
Lowe’s Co., Inc.	0.8
Cisco Systems, Inc.	0.7
Top Ten as a Group	38.3%

*	Top Ten Holding at October 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

5

Managers Fremont Global Fund

Schedule of Portfolio Investments

April 30, 2007 (unaudited)

	Shares		Value
Common Stocks - 66.6%
Consumer Discretionary - 9.1%
Accor SA (France)	3,964		$373,378
American Eagle Outfitters, Inc.	8,200		241,654
Aristocrat Leisure, Ltd. (Australia)	7,328		100,425
A.T. Cross Co. - Class A*	6,800		61,200
Blockbuster, Inc.*	6,200	[2]	38,440
Century Casinos, Inc.*	15,100		126,538
Coach, Inc.*	16,700	[2]	815,461
Comcast Corp., Special Class A*	32,820		866,448
Compagnie Generale des Etablissements Michelin (France)	1,650		210,225
Continental AG (Germany)	2,823		392,950
Ctrip.com International, Ltd. (China)	3,100		219,852
EchoStar Communications Corp.*	11,200		521,136
Federated Department Stores, Inc.	13,800	[2]	606,096
Garmin, Ltd. (Cayman Islands)	10,500	[2]	610,995
Great Wolf Resorts, Inc.*	1,200		15,228
Harley-Davidson, Inc.	7,786		493,010
Hilton Hotels Corp.	12,000		408,000
Hyundai Motor Co. - Sponsored GDR (a) (South Korea)	4,700		150,400
Idearc, Inc.	1,136		39,476
IMAX Corp. (Canada)*	13,500		68,850
J.C. Penney Co., Inc.	2,200		173,998
KarstadtQuelle AG (Germany)*	11,991		461,099
Kesa Electricals PLC (United Kingdom)	25,441		170,954
Lakes Gaming, Inc.*	4,400		54,472
LG Electronics, Inc. (South Korea)	4,762		317,603
Lowe’s Co., Inc.	41,900		1,280,464
Marriott International, Inc.	2,800		126,588
Michael Page International PLC (United Kingdom)	12,266		140,408
Nevada Gold & Casinos, Inc.*	13,300		35,644
News Corp., Inc., Class A	43,000		962,770
Next PLC (United Kingdom)	2,738		127,710
Nippon Yusen Kabushiki Kaisha (Japan)	3,000		25,800
Office Depot, Inc.*	11,960		402,095
Pantry, Inc., The*	2,000	[2]	89,980
Persimmon PLC (United Kingdom)	4,200		112,316
Pinault-Printemps-Redoute SA (France)	1,121		194,817
Rakuten, Inc. (Japan)	415		166,707
Renault SA (France)	5,700		739,945
Scopus Video Neworks, Ltd. (Israel)*	12,500		69,000
Sharp Corp. (Japan)	18,000		330,323
Sony Corp. (Japan)	3,500		186,120
Swatch Group AG, The (Switzerland)	3,858		224,310
Time Warner, Inc.	36,300		748,869
Toro Co.	3,400	[2]	170,850
Toyota Motor Corp. (Japan)	7,500		455,542
Transurban Group, The (Australia)	10,481		69,901
Volkswagen AG (Germany)	1,998		301,861
Whirlpool Corp.	3,800		402,914
Wyndham Worldwide Corp.*	14,816		512,634
Youbet.com, Inc.*	20,200		55,550
Total Consumer Discretionary			15,471,006
Consumer Staples - 4.0%
Anheuser-Busch Co., Inc.	4,300		211,517
Archer-Daniels-Midland Co.	13,200		510,840
China Resources Enterprise, Ltd. (Hong Kong)	14,000		47,193
CVS Corp.	25,790		934,630
Del Monte Foods Co.	4,200		48,720
Deutche Luftansa AG (Germany)	9,800		292,927
Japan Tobacco, Inc. (Japan)	73		356,553
Kroger Co.	28,000		826,280
Loews Corp. - Carolina Group	4,800		367,344
Marks & Spencer Group PLC (United Kingdom)	1,619		23,881
Nestle SA, Registered (Switzerland)	1,317		521,359
Reckitt Benckiser PLC (United Kingdom)	8,719		476,985
Royal Numico NV (Netherlands)	5,343		294,431
Swedish Match AB (Sweden)	1,200		22,152
Tesco PLC (United Kingdom)	77,143		709,386
Unilever NV (Netherlands)	8,851		270,106
Walgreen Co.	17,000		746,300
Yamada-Denki Co., Ltd. (Japan)	1,300		120,119
Total Consumer Staples			6,780,723
Energy - 5.3%
Anadarko Petroleum Corp.	800	[2]	37,328
Baker Hughes, Inc.	6,370		512,084
ChevronTexaco Corp.	15,000		1,166,850
China Petroleum and Chemical Corp.,
Class H (Hong Kong)	196,000		170,906
ConocoPhillips Co.	16,710		1,158,839
Devon Energy Corp.	7,900		575,673
Eni S.p.A. (Italy)	14,900		494,140

The accompanying notes are an integral part of these financial statements.

6

Managers Fremont Global Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Energy (continued)
Helmerich & Payne, Inc.	2,200		$71,038
Hess Corp.	600		34,050
Mirant Corp.*	19,000		852,530
MOL Magyar Olaj-es Gazipari Rt. (Hungary)	1,970	[2]	242,267
OAO Gazprom - Sponsored ADR (Russia)	700		27,376
Patterson-UTI Energy, Inc.	1,400		34,146
Petroleo Brasileiro S.A. (Brazil)	5,300		472,866
Pride International, Inc.*	1,000	[2]	32,810
Renewable Energy Corp., AS (Norway)*	2,650		75,841
Repsol YPF, S.A. (Spain)	6,200		204,263
Schlumberger, Ltd.	10,000	[2]	738,300
Smith International, Inc.	16,100		844,284
SulphCo, Inc.*	12,100		58,201
Suncor Energy, Inc. (Canada)	2,400		192,558
Tesoro Corp.	4,600	[2]	557,520
Total SA (France)	5,900		434,937
Valero Energy Corp.	2,200		154,506
Total Energy			9,143,313
Financials - 15.9%
Allianz AG (Germany)	1,400	[2]	318,481
American Express Co.	14,400		873,648
American International Group, Inc.	23,940		1,673,645
Amvescap PLC (United Kingdom)	32,916		386,234
Aviva PLC (United Kingdom)	22,300		349,861
Bank of America Corp.	36,589		1,862,380
Barclays PLC (United Kingdom)	30,500		440,320
Bear, Stearns & Co., Inc.	2,400	[2]	373,680
Blackrock, Inc.	4,400	[2]	658,680
BNP Paribas SA (France)	5,000		580,052
Capital One Financial Corp.	10,442		775,423
CB Richard Ellis Group, Inc.*	25,400		859,790
Central Pacific Financial Corp.	800		27,488
Chicago Mercantile Exchange Holdings, Inc.	1,750		904,313
China CITIC Bank (China) (a)*	6,000		4,495
China Merchants Bank Co., Ltd. (China)*	50,500		122,897
Chubb Corp.	4,000		215,320
Citigroup, Inc.	33,600		1,801,632
Corus Bankshares, Inc.	5,400	[2]	90,774
Credit Agricole SA (France)	7,340		309,082
Credit Suisse Group (Switzerland)	5,400		423,807
Deutsche Boerse AG (Germany)	1,264		296,669
Erste Bank deroesterreichischen Sparkassen AG (Austria)	1,556		124,588
Fannie Mae Co.	3,000		176,760
Fondiaria-Sai SpA (Italy)	4,200		222,439
Fondiaria-Sai SpA - RNC (Italy)	600		24,544
Fortis (Belgium)	7,500		337,040
Franklin Resources, Inc.	6,200		814,122
Freddie Mac Corp.	2,000		129,560
Goldman Sachs Group, Inc.	4,600		1,005,606
Hartford Financial Services Group, Inc.	1,600		161,920
HBOS PLC (United Kingdom)	19,870		426,403
ING Groep NV (Netherlands)	13,800		628,573
JPMorgan Chase & Co.	8,000		416,800
Julius Baer Holding Ltd. (Switzerland)	4,166		292,853
Kookmin Bank, Sponsored ADR (South Korea)	2,900	[2]	260,478
Lehman Brothers Holdings, Inc.	2,800		210,784
Man Group PLC (United Kingdom)	37,053		414,880
Merrill Lynch & Co., Inc.	4,350		392,501
MGIC Investment Corp.	400		24,644
Moody’s Corp.	13,600		899,232
Morgan Stanley Co.	17,700		1,486,977
Muenchener Rueckversicherungs AG (Germany)	3,700		656,293
National Bank of Greece (Greece)*	2,581		144,575
National City Corp.	3,400		124,270
ORIX Corp. (Japan)	2,490		663,930
PMI Group, Inc.	5,800		281,126
Radian Group, Inc.	4,800	[2]	278,928
Royal Bank of Scotland Group PLC (United Kingdom)	12,500		478,610
Safeco Corp.	5,000		333,700
Shun TAK Holdings, Ltd. (Hong Kong)	144,000		200,372
Sino Land Co., Ltd. (Hong Kong)	67,401		141,356
Societe Generale (France)	2,230		472,590
Sumitomo Mitsui Financial Group, Inc. (Japan)	48		419,331
Sumitomo Realty & Development Co., Ltd. (Japan)	5,000		184,555
Travelers Companies, Inc., The	2,200	[2]	119,020
Washington Mutual, Inc.	19,500		818,610
Total Financials			27,116,641
Health Care - 6.7%
Abbott Laboratories Co.	10,680		604,702

The accompanying notes are an integral part of these financial statements.

7

Managers Fremont Global Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care (continued)
Aetna, Inc.	6,200		$290,656
AmerisourceBergen Corp.	2,000		99,980
Amgen, Inc.*	9,400		602,916
AngioDynamics, Inc.*	6,700		111,488
AstraZeneca PLC (United Kingdom)	3,800		206,667
Boston Scientific Corp.*	26,600		410,704
Cardica, Inc.*	4,000		24,920
Cepheid, Inc.*	8,600		97,524
CIGNA Corp.	200		31,118
Conceptus, Inc.*	10,900		225,412
Elan Corp., PLC - Sponsored ADR (Ireland)*	19,800	[2]	274,824
Essilor International SA (France)	1,316		158,632
Forest Laboratories, Inc.*	5,400		287,334
Fresenius Medical Care AG (Germany)	2,631		394,164
Genentech, Inc.*	5,600	[2]	447,944
Gilead Sciences, Inc.*	11,000		898,920
GlaxoSmithKline PLC (United Kingdom)	3,500		100,951
Harvard Bioscience, Inc.*	6,187		34,276
ICON PLC. (Ireland)*	1,500		70,395
Kinetic Concepts, Inc.*	1,800		90,000
King Pharmaceuticals, Inc.*	16,500	[2]	337,425
Magellan Health Services, Inc.*	3,400	[2]	145,860
McKesson Corp.	7,580	[2]	445,931
Medtronic, Inc.	16,400	[2]	868,052
Merck & Co., Inc.	7,000		360,080
Mylan Laboratories, Inc.	13,800	[2]	302,634
Nobel Biocare Holding AG (Switzerland)	490		176,420
NxStage Medical, Inc.*	4,300		57,018
Omnicell, Inc.*	5,300		121,582
Pfizer, Inc.	32,400		857,304
Regeneration Technologies, Inc.*	24,700		209,209
Sanofi -Synthelabo SA (France)	4,800		439,377
Sierra Health Services, Inc.*	4,800		198,816
Smith & Nephew PLC (United Kingdom)	23,913		298,375
Stryker Corp.	8,200	[2]	532,508
Systems Xcellence, Inc. (Canada)*	2,100		47,901
UnitedHealth Group, Inc.	10,020		531,661
Vital Images, Inc.*	1,300		40,118
Total Health Care			11,433,798
Industrials - 8.2%
ABB Ltd. (Switzerland)	5,563		111,164
Air France-KLM (France)	6,200		316,200
Alfa Laval AB (Sweden)	2,000		121,569
ALSTOM (France)*	2,033		302,282
BAE Systems PLC (United Kingdom)	24,500		222,091
Brambles, Ltd. (Australia)*	8,666		94,534
Buzzi Unicem S.p.A (Italy)	6,400		204,983
Continental Airlines, Inc.*	1,000		36,560
Cummins, Inc.	3,600	[2]	331,776
East Japan Railway Co. (Japan)	23		186,506
Eaton Corp.	3,400		303,314
Emerson Electric Co.	6,960		327,050
European Aeronautic Defense and Space Co. (Netherlands)	8,400	[2]	268,858
Gamesa Corp. Tecnologica (Spain)	4,971		171,260
General Electric Co.	43,200		1,592,352
Global Traffic Network, Inc.*	16,400		104,468
Honeywell International, Inc.	9,200		498,456
Imperial Chemical Industries PLC (United Kingdom)	9,057		95,901
Lennox International, Inc.	6,200		209,622
Lockheed Martin Corp.	9,900		951,786
Masco Corp.	19,600		533,316
Mitsubishi Chemical Holdings Corp. (Japan)	18,500		148,868
Mitsubishi Heavy Industries., Ltd. (Japan)	24,000		147,720
Mitsui O.S.K. Lines, Ltd. (Japan)	25,000		315,062
Northrop Grumman Corp.	8,400		618,576
PACCAR, Inc.	2,000		167,960
Parker Hannifin Corp.	4,400		405,416
Pitney Bowes, Inc.	9,690		465,120
Portfolio Recovery Associates, Inc.*	900		50,085
Precision Castparts Corp.	3,500		364,385
Raytheon Co.	9,200		492,568
Reliance Steel & Aluminum Co.	1,400		83,160
Rolls Royce Group PLC (United Kingdom)*	20,282		193,206
Rolls Royce Group PLC - Class B (United Kingdom)*	1,575,786		3,151
Ryanair Holdings PLC (Ireland)*	6,900	[2]	322,023
Sandvik AB (Sweden)	12,600		240,322
Siemens AG (Germany)	1,455		175,553
SNC-Lavalin Group, Inc. (Canada)	2,200		63,033
Stanley, Inc.*	2,900		43,819
Sumitomo Heavy Industries, Ltd. (Japan)	23,000		236,754
Tyco International, Ltd.	16,600		541,658
United Technologies Corp.	21,000		1,409,730

The accompanying notes are an integral part of these financial statements.

8

Managers Fremont Global Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials (continued)
Vestas Wind Systems A/S (Denmark)*	5,000		$323,276
Wright Express Corp. (France)	741		201,810
Total Industrials			13,997,303
Information Technology - 10.5%
Acacia Research Corp. *	3,900		58,188
Access Integrated Technologies, Inc. *	7,000		43,400
Airspan Networks, Inc. *	27,200		104,720
Anaren Microwave, Inc.*	2,300		43,516
Apple Computer, Inc. *	7,900		788,420
Applied Materials, Inc.	34,800		668,856
Applied Micro Circuits Corp.*	29,500		82,895
ARM Holdings PLC (United Kingdom)	73,059		194,372
ASML Holding N.V. (Netherlands)*	12,039		327,048
Astro-Med, Inc.	6,425		74,851
ATMI, Inc.*	8,200		253,626
AudioCodes, Ltd. (Israel)*	16,400		109,880
Avaya, Inc.*	3,000		38,760
AU Optonics Corp. (Taiwan)	119,000		187,613
Bottomline Technologies, Inc.*	6,200		77,004
CalAmp Corp.*	8,700		72,471
Canon, Inc. (Japan)	3,400		190,755
Cisco Systems, Inc.*	46,100		1,232,714
Cognizant Technology Solutions Corp.*	9,900	[2]	885,060
CommVault Systems, Inc.*	3,900		66,144
Credence Systems Corp.*	4,600		17,066
Double-Take Software, Inc.*	8,600		144,222
eCollege.com*	8,900		164,828
EDGAR Online, Inc.*	11,700		36,855
EMCORE Corp.*	14,500		71,775
Equinix, Inc.*	4,400		367,268
Exar Corp.*	1,200		16,176
Exfo Electro-Optical Engineering, Inc. (Canada)*	21,265		141,412
FEI Co.*	12,800		476,160
First Data Corp.	20,760		672,624
Forrester Research, Inc.*	2,400		61,872
Google, Inc.*	1,900		895,622
GSI Technology, Inc.*	10,800	[2]	58,320
Hewlett-Packard Co.	5,200		219,128
HON HAI Precision Industry Co., Ltd. (Taiwan)	6,255		83,173
Hynix Semiconductor Inc. - Sponsored GDR (South Korea) (a)*	5,500		189,441
Ibiden Co., Ltd. (Japan)	2,700		153,472
Identity Solutions, Inc.*	11,592		222,798
Imation Corp.	600		22,146
Infineon Technologies AG (Germany)*	13,698		212,494
Ingram Micro, Inc., Class A*	1,200		23,544
International Business Machines Corp.	13,750		1,405,389
Keynote Systems, Inc.*	4,100		55,760
Leadis Technology, Inc.*	21,700		75,082
Microsoft Corp.	2,200		65,868
NCI, Inc., Class A*	4,500		66,285
NCR Corp.*	1,000		50,400
Nintendo Co., Ltd. (Japan)	600		187,424
Nokia Oyj (Finland)*	21,025		530,376
Occam Networks, Inc.*	9,100		93,548
Omniture, Inc.*	4,600		86,664
Online Resources Corp.*	8,559		94,491
Openwave Systems, Inc.*	4,251		31,245
Opsware, Inc.*	5,000		40,150
Optibase Ltd. (Israel)*	29,000		117,160
Oracle Corp.*	54,100		1,017,080
Paychex, Inc.	2,600		96,460
Pericom Semiconductor Corp.*	12,900		129,129
Phase Forward, Inc.*	2,900		46,052
Photon Dynamics, Inc.*	10,500		126,210
Power Integrations, Inc.*	8,600		222,310
QUALCOMM, Inc.	9,800		429,240
Radyne Corp.*	4,700	[2]	40,890
Research In Motion, Ltd. (Canada)*	3,700	[2]	486,846
Rudolph Technologies, Inc.*	5,300		91,531
Samsung Electronics Co., Ltd., GDR (South Korea) (a)*	700		215,905
SkillSoft PLC (Ireland)*	6,500		52,455
SRS Labs, Inc.*	17,300		228,360
Standard Microsystems Corp.*	3,400		109,004
Stratasys, Inc.*	1,928		91,638
Suntech Power Holdings Co., Ltd. - Sponsored ADR (China)*	2,600	[2]	94,328
SupportSoft, Inc.*	18,100		97,197
Symantec Corp.*	22,960	[2]	404,096
TeleCommunication Systems, Inc.*	14,900		60,047
Terayon Communication Systems, Inc.*	90,200		156,046
Toshiba Corp. (Japan)	40,000		297,854
Website Pros, Inc.*	4,800		43,632
WJ Communications, Inc.*	47,600		82,824

The accompanying notes are an integral part of these financial statements.

9

Managers Fremont Global Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology (continued)
Xerox Corp.*	33,670		$622,895
Total Information Technology			17,892,560
Materials - 3.1%
Antofagasta PLC (United Kingdom)	3,800		40,274
Ashland, Inc.	2,000		119,900
BASF AG (Germany)	6,592		786,499
Calgon Carbon Corp.*	21,600		170,856
Cameco Corp. (Canada)	4,700		219,114
Cemex SA de CV (Mexico)*	14,940	[2]	485,550
Compania Vale do Rio Doce - ADR (Brazil)	6,800		276,148
Freeport McMoran Copper & Gold, Inc., Class B	2,411		161,923
JFE Holdings, Inc. (Japan)	8,700		478,221
Louisana-Pacific Corp.	2,800		55,188
Mitsui Chemicals, Inc. (Japan)	27,000		224,066
Mittal Steel Co. NV (Netherlands)	7,379		394,013
Northern Technologies International Corp.*	7,650		62,730
Nucor Corp.	800		50,768
POSCO, Sponsored ADR (South Korea)	2,800	[2]	293,272
Potash Corp. of Saskatchewan (Canada)	1,200		215,424
Salzgitter AG (Germany)	2,276		374,118
Wacker Chemie AG (Germany)*	1,924		349,671
Xstrata PLC (United Kingdom)	11,721		609,924
Total Materials			5,367,659
Telecommunication Services - 2.2%
Alltel Corp.	2,800		175,532
America Movil , S.A. de C.V. (Mexico)	14,500		761,685
Authorize.Net Holdings, Inc.*	7,400		130,536
Centurytel, Inc.	7,800	[2]	359,190
China Netcom Group Corp., (HK) Ltd. (Hong Kong)	116,000		284,873
Cogent Communications Group, Inc.*	4,300		109,478
France Telecom SA (France)	3,357		98,166
InPhonic, Inc.*	4,500		42,930
Millicom International Cellular SA (Luxembourg)*	1,200	[2]	97,500
Nippon Telegraph & Tel Corp. (Japan)	43		213,496
Qwest Communications International, Inc.*	35,000	[2]	310,800
RADWARE, Ltd.*	2,600		33,670
Rogers Communications, Inc. (Canada)	5,800		222,353
Verizon Communications, Inc.	10,130		386,763
Virgin Media, Inc.	1,200		30,276
Vodaphone Group PLC (United Kingdom)	160,688		457,149
Total Telecommunication Services			3,714,397
Utilities - 1.6%
American Electric Power Co., Inc.	5,800		291,276
E.ON AG (Germany)	3,400		508,574
Entergy Corp.	400		45,256
Exelon Corp.	8,520		642,493
FirstEnergy Corp.	1,200		82,128
RWE AG (Germany)	3,370		355,208
Sempra Energy	2,800	[2]	177,744
Veolia Environnement (France)	8,327		687,246
Total Utilities			2,789,925
Total Common Stock (cost $91,675,824)			113,707,325
Warrant - 0.3%
AU Optronics Corp. (Luxembourg)	146,400		230,434
United Microelectronics Corp. (Taiwan) (a)	505,827		289,839
Total Warrants (cost $536,216)			520,273
Other Investment Companies - 30.2%
Managers Global Bond Fund (cost $49,944,453)	2,383,005		51,544,408
Short-Term Investments - 8.9%[1]
Bank of New York Institutional Cash Reserves Fund, 5.30%[3]	11,452,405		11,452,405
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.17%	3,740,425		3,740,425
Total Short-Term Investments (cost $15,192,830)			15,192,830
Total Investments - 106.0% (cost $157,349,323)			180,964,836
Other Assets, less Liabilities - (6.0)%			(10,249,047)
Net Assets - 100.0%			$170,715,789

The accompanying notes are an integral part of these financial statements.

10

Managers Small Cap Fund

Fund Snapshots

April 30, 2007 (unaudited)

Portfolio Breakdown

**	As a percentage of net assets

Industry	Small Cap**	Russell 2000 Growth Index
Health Care	22.1%	19.0%
Information Technology	21.5%	24.3%
Industrials	20.3%	18.1%
Financials	11.1%	8.7%
Consumer Discretionary	8.1%	16.5%
Energy	7.0%	6.1%
Consumer Staples	4.5%	2.7%
Telecommunication Services	1.2%	1.2%
Utilities	0.5%	0.2%
Materials	0.0%	3.2%
Other Assets and Liabilities	3.7%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
SCP Pool Corp.*	2.3%
Alliance Data Systems Corp.*	2.1
Universal Compression Holdings, Inc.*	1.9
Magellan Health Services, Inc.*	1.7
Global Payments, Inc.*	1.6
Mobile Mini, Inc.*	1.6
Respironics, Inc.	1.5
Orbital Sciences Corp.	1.4
Corporate Executive Board Co.*	1.3
Herbalife Ltd.	1.3

Top Ten as a Group	16.7%

*	Top Ten Holding at October 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

11

Managers Small Cap Fund

Schedule of Portfolio Investments

April 30, 2007 (unaudited)

	Shares		Value
Common Stocks - 96.9%
Consumer Discretionary - 8.1%
Aaron Rents, Inc.	16,500	[2]	$468,105
Capella Education Co.*	7,400		258,630
Gaylord Entertainment Co., Class A*	17,400		953,520
Hibbett Sports, Inc.*	16,900		492,635
Iconix Brand Group, Inc.*	33,200		668,316
Monro Muffler Brake, Inc.	18,300		640,500
Movado Group, Inc.	6,700		220,564
Orient-Express Hotels, Ltd.	20,900		1,100,385
Pool Corp.	55,250		2,217,183
Williams Scotsman International, Inc.*	36,000		793,080
Total Consumer Discretionary			7,812,918
Consumer Staples - 4.5%
Central Garden & Pet Co.*	21,800		322,858
Central Garden & Pet Co., Class A*	37,000		529,840
Herbalife Ltd.	31,600		1,266,844
Inter Parfums, Inc.	23,700		545,574
Playtex Products, Inc.*	57,000		867,540
United Natural Foods, Inc.*	24,900	[2]	776,631
Total Consumer Staples			4,309,287
Energy - 7.0%
Arena Resources, Inc.*	9,500		446,025
Brigham Exploration Co.*	69,100		418,746
Cal Dive International, Inc.*	41,300		601,328
Denbury Resources, Inc.*	36,800		1,217,712
Hydril Co.*	7,600	[2]	735,832
Quicksilver Resources, Inc.*	20,850		872,781
TODCO Class A*	13,800		627,348
Universal Compression Holdings, Inc.*	26,700	[2]	1,777,419
Total Energy			6,697,191
Financials - 11.1%
Argonaut Group, Inc.*	25,100		843,611
Assured Guaranty, Ltd.	34,600		976,066
Bank of Florida Corp.*	18,200		336,700
Clayton Holdings, Inc.*	48,900		860,151
Cohen & Steers, Inc.	15,000		769,650
CVB Financial Corp.	40,745		483,643
Evercore Partners, Inc., Class A	7,700		222,838
Investors Financial Services Corp.	20,000		1,237,600
Jefferies Group, Inc.	29,800		944,660
Markel Corp.*	2,325		1,066,966
Midwest Banc Holdings, Inc.	21,400		361,018
optionsXpress, Inc.	31,100		767,548
Primus Guaranty, Ltd.*	64,800		783,432
PrivateBancorp, Inc.	14,300		469,469
Resource Capital Corp.	31,500		513,450
Total Financials			10,636,802
Health Care - 22.1%
Advisory Board Co., The*	19,000		902,120
American Dental Partners, Inc.*	28,450		608,261
Animal Health International, Inc.*	36,400		486,304
AtriCure, Inc.*	36,800		411,792
BioMarin Pharmaceutical, Inc.*	39,900		644,784
Bio-Rad Laboratories, Inc.*	11,580		819,517
Computer Programs & Systems, Inc.	12,700		404,495
DaVita, Inc.*	21,950		1,198,690
Digene Corp.*	15,000	[2]	687,750
DJ Orthopedics, Inc.*	23,500		917,910
Genesis HealthCare Corp.*	13,500		864,000
Haemonetics Corp.*	22,100		1,057,264
Idenix Pharmaceuticals, Inc.*	41,500		285,520
LCA-Vision, Inc.	20,800		872,976
Magellan Health Services, Inc.*	38,600	[2]	1,655,940
Matria Healthcare, Inc.*	26,000		753,480
MWI Veterinary Supply, Inc.*	23,500		873,260
Panacos Pharmaceuticals, Inc.*	93,600		445,536
Pediatrix Medical Group, Inc.*	17,800		1,015,490
Pharmion Corp.*	18,500		560,365
PolyMedica Corp.	19,095		772,202
Respironics, Inc.*	35,400		1,442,904
Stereotaxis Inc.*	55,600		578,796
Symmetry Medical, Inc.*	34,200		581,058
Syneron Medical Ltd.*	33,700		848,903
T-3 Energy Services, Inc.*	15,700		400,350
VCA Antech, Inc.*	27,300		1,076,439
Total Health Care			21,166,106
Industrials - 20.3%
American Reprographics Co.*	25,200	[2]	836,640
Barrett Business Services, Inc.	19,700		449,554
Beacon Roofing Supply, Inc.*	32,150		505,720
Color Kinetics, Inc.*	18,600		376,650
Corporate Executive Board Co.	20,000		1,272,800
CoStar Group, Inc.*	19,200		937,152

The accompanying notes are an integral part of these financial statements.

12

Managers Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials (continued)
Dionex Corp.*	12,500		$862,500
FirstService Corp.*	23,300		685,486
Huron Consulting Group, Inc.*	20,200		1,223,110
Jackson Hewitt Tax Service, Inc.	17,000	[2]	468,860
Kenexa Corp.*	26,900		832,824
Mobile Mini, Inc.*	50,600		1,516,481
MTC Technologies, Inc.*	19,600		404,936
Nuco2, Inc.*	24,800		617,520
On Assignment, Inc.*	63,200		706,576
Orbital Sciences Corp.*	63,700		1,329,419
Portfolio Recovery Associates, Inc.*	22,600		1,257,690
RBC Bearings, Inc.*	22,700		862,827
Resources Connection, Inc.*	39,900	[2]	1,203,783
Ritchie Bros. Auctioneers, Inc.	9,500		561,260
Si International, Inc.*	26,300		695,898
Stericycle, Inc.*	11,100		967,254
UTI Worldwide, Inc.	38,000		891,860
Total Industrials			19,466,800
Information Technology - 21.5%
Alliance Data Systems Corp.*	31,400		1,998,924
Alvarion, Ltd.*	72,900		599,238
Applied Micro Circuits Corp*	153,700		431,897
ATMI, Inc.*	8,200		253,626
Cognex Corp.	34,700		747,785
CPI International, Inc.*	33,600		651,168
CSG Systems International, Inc.*	16,900		452,582
DealerTrack Holdings, Inc.*	34,700		1,145,100
Global Payments, Inc.	40,400	[2]	1,534,391
Henry (Jack) & Associates, Inc.	51,500		1,223,125
Informatica Corp.*	44,500		655,040
J2 Global Communications, Inc.*	33,000	[2]	949,080
Mellanox Technologies, Ltd.*	4,400		72,996
MICROS Systems, Inc.*	14,500	[2]	794,600
Netlogic Microsystems, Inc.*	13,100		402,956
PDF Solutions, Inc.*	52,800		592,944
RADVision Ltd.*	30,300		669,933
Semtech Corp.*	44,400		640,248
Silicon Motion Technology Corp., ADR*	31,700		769,042
SiRF Technology Holdings, Inc.*	24,800	[2]	601,648
Synaptics, Inc.*	26,900		805,924
The Knot, Inc.*	39,600		844,668
THQ, Inc.*	7,000	[2]	233,590
Ultimate Software Group, Inc., The*	19,500		538,200
Varian Semiconductor Equipment Associates, Inc.*	5,200	[2]	345,072
Verint Systems, Inc.*	3,000		86,250
ViaSat, Inc.*	26,000		891,800
Volterra Semiconductor Corp.*	33,000		521,730
Wright Express Corp.*	37,200		1,172,172
Total Information Technology			20,625,729
Telecommunication Services - 1.8%
Authorize.Net Holdings, Inc.*	28,600		504,504
General Communication, Inc., Class A*	30,000		426,900
NTELOS Holdings Corp.	37,100		747,194
Total Telecommunication Services			1,678,598
Utilities - 0.5%
ITC Holdings Corp.	12,300		517,584
Total Common Stock (cost $66,828,278)			92,911,015
Other Investment Companies - 13.1%[1]
Bank of New York Institutional Cash Reserves Fund, 5.30%[3]	9,231,775		9,231,775
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.17%	3,386,647		3,386,647
Total Other Investment Companies (cost $12,618,422)			12,618,422
Total Investments - 110.0% (cost $79,446,700)			105,529,437
Other Assets, less Liabilities - (10.0)%			(9,616,671)
Net Assets - 100%			$95,912,766

The accompanying notes are an integral part of these financial statements.

13

Managers Real Estate Securities Fund

Fund Snapshots

April 30, 2007 (unaudited)

Portfolio Breakdown

**	As a percentage of net assets

Industry	Real Estate Securities**
REITs (Diversified)	19.1%
REITs (Shopping Center)	13.7%
REITs (Apartment)	12.8%
REITs (Mall)	11.3%
REITs (Hotel)	9.3%
REITs (Other)	9.3%
REITs (Industrial)	7.0%
REITs (Office)	5.9%
REITs (Residential)	3.8%
REITs (Office/Industrial)	3.3%
REITs (Self Storage)	3.1%
Other Assets and Liabilities	1.4%

Top Ten Holdings

Security Name	Percentage of Net Assets
Simon Property Group, Inc.*	7.7%
ProLogis*	4.9
AvalonBay Communities, Inc.*	4.8
Host Marriot Corp.	4.4
Kimco Realty Corp.*	4.2
Brookfield Properties Corp.	4.2
Essex Property Trust, Inc.*	4.1
SL Green Realty Corp.	4.0
Vornado Realty Trust*	3.9
Equity Office Properties Trust*	3.8

Top Ten as a Group	46.0%

*	Top Ten Holding at October 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

14

Managers Real Estate Securities Fund

Schedule of Portfolio Investments

April 30, 2007 (unaudited)

	Shares	Value
REITs - 98.6%
Apartments - 12.8%
Archstone-Smith Trust	8,180	$426,260
AvalonBay Communities, Inc.	12,570	1,536,807
BRE Properties, Inc.	14,540	872,982
Essex Property Trust, Inc.	10,160	1,309,218
Total Apartments		4,145,267
Diversified - 19.1%
Ashford Hospitality Trust, Inc.	34,960	419,520
Brookfield Properties Corp.	32,930	1,352,434
Cousins Properties, Inc.	7,440	249,761
Developers Diversified Realty Corp.	5,220	339,822
Douglas Emmett, Inc.	12,550	326,928
Duke Realty Corp.	14,870	641,046
Maguire Properties, Inc.	2,959	106,613
SL Green Realty Corp.	9,050	1,275,145
Spirit Finance Corp.	13,533	194,740
Vornado Realty Trust	10,610	1,258,663
Total Diversified		6,164,672
Finance - 2.0%
Highwoods Properties, Inc.	15,640	637,799
Health Care - 2.9%
Nationwide Health Properties, Inc.	10,850	347,851
Ventas, Inc.	14,080	593,613
Total Health Care		941,464
Hotel - 9.3%
Diamondrock Hospitality Co.	15,450	282,581
Hilton Hotels Corp.	9,960	338,640
Host Marriott Corp.	55,073	1,412,072
LaSalle Hotel Properties	7,630	354,261
Sunstone Hotel Investors, Inc.	21,110	602,057
Total Hotel		2,989,611
Industrial - 7.0%
AMB Property Corp.	11,010	670,619
ProLogis	24,600	1,594,080
Total Industrial		2,264,699
Mall - 11.3%
General Growth Properties, Inc.	17,832	1,138,573
Simon Property Group, Inc.	21,690	2,500,422
Total Mall		3,638,995
Office - 5.9%
Alexandria Real Estate Equities, Inc.	10,990	1,163,292
Boston Properties, Inc.	6,310	741,804
Total Office		1,905,096
Office/Industrial - 3.3%
Kilroy Realty Corp.	5,570	422,930
Liberty Property Trust	13,180	637,780
Total Office/Industrial		1,060,710
Residential - 3.8%
Equity Residential	26,271	1,219,763
Retail - 1.4%
Inland Real Estate Corp.	2,380	43,292
National Retail Properties, Inc.	16,930	405,474
Total Retail		448,766
Self Storage - 3.1%
Public Storage, Inc.	10,770	1,005,056
Shopping Center - 13.7%
Acadia Realty Trust	10,720	288,154
Federal Realty Investment Trust	8,440	761,035
Kimco Realty Corp.	28,183	1,354,756
Macerich Co., The	9,380	892,226
Regency Centers Corp.	7,860	647,664
Taubman Centers, Inc.	8,820	494,361
Total Shopping Center		4,438,196
Specialty - 3.0%
American Campus Communities, Inc.	6,890	210,972
Digital Realty Trust, Inc.	6,660	269,397
Realty Income Corp.	17,120	477,648
Total Specialty		958,017
Total REITs (cost $27,419,791)		31,818,111
Other Investment Companies - 0.9%[1]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.17% (cost $280,346)	280,346	280,346
Total Investments - 99.5% (cost $27,700,137)		32,098,457
Other Assets, less Liabilities - 0.5%		165,749
Net Assets - 100%		$32,264,206

The accompanying notes are an integral part of these financial statements.

15

Managers California Intermediate Tax-Free Fund

Fund Snapshots

April 30, 2007 (unaudited)

Portfolio Breakdown

**	As a percentage of portfolio assets

Portfolio Credit Quality	California Intermediate Tax-Free**
Aaa	74.7%
Aa	16.9%
A	8.4%

Top Ten Holdings

Security Name	Percentage of Net Assets
State of California, 5.000%, 09/01/21	6.0%
Bay Area Toll Authority of San Francisco, CA, Toll Bridge Revenue, Series F, 5.000%, 04/01/21*	5.4
Novato, CA Unified School District, 5.000%, 08/01/20*	4.3
East Bay, CA Municipal Utility District, 4.750%, 06/01/20	3.9
Kern, CA High School District, 5.000%, 08/01/21	3.4
California Educational Facilities Authority Revenue, Santa Clara University, 5.250%, 09/01/17 (AMBAC Insured)	3.2
Fresno, CA Sewer Revenue, Series A-1, 5.250%, 09/01/19	3.2
Palomar, CA Community College, Election of 2006, Series A, 5.000%, 05/01/22 (FSA Insured)	3.1
Bay Area Toll Authority, CA Toll Bridge Revenue, Series F, 5.000%, 04/01/19	3.1
Los Osos, CA Community Service, Wastewater Assessment
District No. 1, 5.000%, 09/02/17 (MBIA Insured)	3.1

Top Ten as a Group	38.7%

*	Top Ten Holding at October 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

16

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments

April 30, 2007 (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 96.5%
Anaheim, CA Unified High School District, 4.500%, 08/01/20 (FSA Insured)	$250,000	$257,275
Bay Area Government Association, California Revenue, 5.000%, 08/01/20 (AMBAC Insured)	500,000	524,860
Bay Area Toll Authority of San Francisco, CA, Toll Bridge Revenue, Series F, 5.000%, 04/01/21	1,750,000	1,875,964
Bay Area Toll Authority, CA Toll Bridge Revenue, Series F, 5.000%, 04/01/19	1,000,000	1,077,570
Beverly Hills, CA Public Financing Authority Lease Revenue, 4.250%, 06/01/21	1,000,000	996,820
California Educational Facilities Authority Revenue, Santa Clara University, 5.250%, 09/01/17 (AMBAC Insured)	1,000,000	1,113,810
California Infrastructure & Economic Development Bank Revenue, 5.000%, 10/01/20	455,000	484,216
California State Department of Veteran Affairs - Home Purchase Revenue, Series A, 4.350%, 12/01/20	300,000	299,991
California State Department Veteran Affairs, 4.400%, 12/01/21	400,000	399,988
California State Public Works Board, 5.000%, 01/01/21	250,000	264,383
California State Public Works Board, Lease Revenue Department of General Services - Teale Data Center B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	213,580
California State Refunding Bond, 5.000%, 03/01/17	400,000	427,744
Campbell, CA Union High School District, 4.300%, 08/01/19 (FSA Insured)	270,000	275,378
Clovis, CA Unified School District, 5.000%, 08/01/21	540,000	582,223
Contra Costa, CA Water District, Water Revenue, Series L, 5.000%, 10/01/19 (FSA Insured)	1,000,000	1,058,160
Cotati-Rohnert Park, CA Unified School District, 5.000%, 08/01/19 (FGIC Insured)	500,000	538,430
Desert Sands, CA University School District, 5.000%, 06/01/22	500,000	537,340
East Bay, CA Municipal Utility District, 4.750%, 06/01/20	1,300,000	1,352,818
Eastern Municipal Water District of California, Water & Sewer Revenue, Certificates of Participation, 5.000%, 07/01/17 (MBIA Insured)	100,000	108,794
Eastern Municipal Water District, Water & Sewer Revenue, Certificates of Participation, Series A, 5.000%, 07/01/21	330,000	354,301
El Monte, CA City School District, Election of 2004, Series A, 5.000%, 05/01/19 (FGIC Insured)	225,000	241,859
Fremont, CA Unified High School District of Santa Clara County, 5.000%, 09/01/20 (FGIC Insured)	400,000	429,832
Fremont, CA Unified School District of Alameda County, Election of 2002, Series B, 4.500%, 08/01/20 (FSA Insured)	365,000	375,622
Fresno, CA Sewer Revenue, Series A-1, 5.250%, 09/01/19	1,000,000	1,105,700
Kern, CA High School District, 5.000%, 08/01/21	1,100,000	1,185,129
Lincoln, CA Unified School District - San Joaquin County Election of 2004, 4.500%, 08/01/19 (FGIC Insured)	150,000	155,433
Long Beach, CA Harbor Revenue Refunding - Series B, 5.000%, 05/15/18 (FGIC Insured)	670,000	717,074
Los Angeles, CA Certificate Participation Real Property Program, 5.250%, 04/01/19 (AMBAC Insured)	300,000	320,697
Los Angeles, CA Department of Water & Power, Waterworks Revenue, Series C, 5.250%, 07/01/18 (MBIA Insured)	510,000	557,629
Los Angeles, CA Unified School District, 5.000%, 07/01/20	800,000	862,728
Los Angeles, CA, Harbor Department Revenue, Series B, 5.000%, 08/01/20 (MBIA Insured)	275,000	297,960
Los Angeles, CA, Harbor Department Revenue, Series C, 5.000%, 08/01/22 (FGIC Insured)	565,000	612,528
Los Osos, CA Community Service, Wastewater Assessment District No. 1, 5.000%, 09/02/17 (MBIA Insured)	1,000,000	1,062,180
Metropolitan Water District of Southern California, Waterworks Revenue, Series A, 4.125%, 03/01/19	325,000	328,348
Moorpark, CA Unified School District, 5.000%, 08/01/18 (FSA Insured)	390,000	421,403
Murrieta Valley, CA, Unified School District, Election of 2002, Series B, 4.125%, 09/01/20 (FSA Insured)	345,000	345,345
Newark, CA Union School District, 4.000%, 08/01/19 (MBIA Insured)	150,000	149,418

The accompanying notes are an integral part of these financial statements.

17

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Municipal Bonds (continued)
North Orange County, CA Community College District, 5.000%, 08/01/19 (MBIA Insured)	$340,000	$366,132
Novato, CA Unified School District Election, 5.000%, 08/01/20	1,385,000	1,492,184
Novato, CA Unified School District, 5.000%, 08/01/21	465,000	499,494
Oakland, CA Sewer Revenue, Series A, 5.000%, 06/15/17 (FSA Insured)	150,000	160,643
Palomar, CA Community College, Election of 2006, Series A, 5.000%, 05/01/22 (FSA Insured)	1,000,000	1,080,860
Perris, CA Union High School District, Series A, 5.000%, 09/01/18 (FGIC Insured)	300,000	323,256
Riverside, CA Community College District, 5.000%, 08/01/21	250,000	267,758
Riverside, CA Unified School District, Election of 2001, Series B, 4.250%, 08/01/21 (MBIA Insured)	300,000	303,648
Sacramento County, CA Sanitation Districts Financing Authority, 4.750%, 12/01/20 (FGIC Insured)	500,000	527,360
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (FSA Insured)	500,000	535,020
San Francisco, CA Bay Area Rapid Transit Financing Authority, 4.140%, 07/01/21	300,000	297,918
San Jose, CA Library, Parks, & Public Safety Projects, 5.000%, 09/01/19	500,000	526,200
San Jose-Evergreen, CA Community College District, 2010 Crossover Series C, 5.250%, 09/01/16 (AMBAC Insured)	500,000	547,640
Santa Clara Valley, CA Water District, Certificates of Participation, Series A, 5.000%, 02/01/17 (FGIC Insured)	490,000	524,668
Santa Clara Valley, CA Water District, Certificates of Participation, Series A, 5.000%, 02/01/18 (FGIC Insured)	655,000	697,326
Santa Clarita, CA Community College District, 5.000%, 08/01/2020	350,000	375,879
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (MBIA Insured)	100,000	106,323
Southwestern Community College, 5.000%, 08/01/18	600,000	654,846
State of California, 5.000%, 09/01/21	2,000,000	2,130,260
University of California Revenues, Series F, 4.750%, 05/15/20 (FSA insured)	200,000	209,364
Total Municipal Bonds (cost $33,008,776)		33,539,309

	Shares
Other Investment Companies - 5.8%[1]
BlackRock Liquidity Funds, Institutional Class Shares - California Money Fund, 3.690%	2,038,720	2,038,720
Fidelity California AMT Tax-Free Money Market Fund, 3.580%	1,063	1,063
Total Other Investment Companies (cost $2,039,783)		2,039,783
Total Investments - 102.3% (cost $35,048,559)		35,579,092
Other Assets, less Liabilities - (2.3)%		(813,509)
Net Assets - 100%		$34,765,583

The accompanying notes are an integral part of these financial statements.

18

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At April 30, 2007 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Fremont Global	$157,623,939	$24,675,571	$(1,334,674)	$23,340,897
Small Cap	79,645,021	28,008,934	(2,124,518)	25,884,416
Real Estate Securities	27,796,036	4,690,215	(387,794)	4,302,421
California Intermediate Tax-Free	35,048,559	544,989	(14,456)	530,533

*	Non-income-producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2007, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Fremont Global	$850,080	0.5%

[1]	Yield shown for an investment company represents its April 30, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of April 30, 2007, amounting to:

Fund	Market Value	% of Net Assets
Fremont Global	$11,028,173	6.5%
Small Cap	8,903,039	9.3%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

MBIA:	Municipal Bond Investor Assurance Corp.	FSA:	FSA Capital, Inc
AMBAC:	American Municipal Bond Assurance Corp.	MUD:	Municipal Utility District
FGIC:	Financial Guaranty Insurance Corp.	REIT:	Real Estate Investment Trust

19

Statements of Assets and Liabilities

April 30, 2007 (unaudited)

	Managers Fremont Global Fund	Managers Small Cap Fund	Managers Real Estate Securities Fund	Managers California Intermediate Tax- Free Fund
Assets:
Investments at value* (including securities on loan valued at $11,028,173, $8,903,039, $0, $0, respectively)	$180,964,836	$105,529,437	$32,098,457	$35,579,092
Foreign currency**	191,789	—	—	—
Receivable for investments sold	2,233,818	574,068	519,289	—
Receivable for Fund shares sold	20	36,114	14,932	—
Unrealized appreciation of foreign currency contracts	864	—	—	—
Dividends, interest and other receivables	231,929	27,047	18,921	364,349
Prepaid expenses	24,631	13,308	14,573	4,133

Total assets	183,647,887	106,179,974	32,666,172	35,947,574

Liabilities:
Payable to Custodian	71,920	135,974	120,224	1,135
Payable for Fund shares repurchased	8,865	36,449	13,581	31,236
Payable upon return of securities loaned	11,452,405	9,231,775	—	—
Payable for investments purchased	1,074,216	712,607	199,354	1,071,510
Unrealized depreciation of foreign currency contracts	927	—	—	—
Dividends payable to shareholders	—	—	—	17,586
Accrued expenses:
Investment advisory and management fees	58,501	78,481	23,077	1,688
Administrative fees	34,901	19,620	6,787	7,126
Other	230,363	52,302	38,943	51,710

Total liabilities	12,932,098	10,267,208	401,966	1,181,991

Net Assets	$170,715,789	$95,912,766	$32,264,206	$34,765,583

Net Assets Represent:
Paid-in capital	$196,869,462	$90,954,550	$24,413,362	$33,629,795
Undistributed net investment income (loss)	(445,382)	(374,200)	393,408	(347)
Accumulated net realized gain (loss) from investments, futures and foreign currency transactions	(49,330,177)	(20,750,321)	3,059,116	605,602
Net unrealized appreciation of investments, futures, and foreign currency contracts and translations	23,621,886	26,082,737	4,398,320	530,533

Net Assets	$170,715,789	$95,912,766	$32,264,206	$34,765,583

Shares Outstanding	11,141,248	5,850,527	2,428,020	3,263,270

Net asset value, offering and redemption price per share	$15.32	$16.39	$13.29	$10.65

* Investments at cost	$164,695,078	$79,446,700	$27,700,137	$35,048,559

** Foreign currency at cost	$192,426	—	—	—

The accompanying notes are an integral part of these financial statements.

20

Statements of Operations

For the six months ended April 30, 2007 (unaudited)

	Managers Fremont Global Fund	Managers Small Cap Fund	Managers Real Estate Securities Fund	Managers California Intermediate Tax-Free Fund
Investment Income:
Interest income	$632,642	—	—	$1,075,011
Dividend income	795,569	$254,442	$613,628	9,319
Foreign withholding tax	(30,144)	(599)	(862)	—
Securities lending fees	14,214	8,027	—	—

Total investment income	1,412,281	261,870	612,766	1,084,330

Expenses:
Investment management fees	425,008	458,155	128,914	93,730
Administrative fees	184,288	114,539	37,916	63,216
Custodian	104,595	17,282	14,845	18,006
Transfer agent	71,488	17,610	6,367	4,613
Professional fees	35,848	21,531	15,295	17,168
Registration fees	8,591	6,807	6,967	1,075
Reports to shareholders	8,391	3,977	20	—
Trustees fees and expenses	6,420	2,605	818	1,711
Miscellaneous	10,459	2,257	901	1,588

Total expenses before offsets	855,088	644,763	212,043	201,107

Expense (reimbursement)/recoupment	—	—	745	(61,478)
Expense reduction	(16,833)	(8,693)	(1,717)	—

Net expenses	838,255	636,070	211,071	139,629

Net investment income (loss)	574,026	(374,200)	401,695	944,701

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments and futures	13,788,970	4,670,350	3,304,641	610,073
Net realized loss on foreign currency contracts and translations	(273,023)	—	—	—
Net unrealized appreciation (depreciation) of investments and futures	(831,442)	1,050,853	(1,969,967)	(877,726)
Net unrealized appreciation of foreign currency contracts and translations	46,027	—	—	—

Net realized and unrealized gain (loss)	12,730,532	5,721,203	1,334,674	(267,653)

Net Increase in Net Assets Resulting from Operations	$13,304,558	$5,347,003	$1,736,369	$677,048

The accompanying notes are an integral part of these financial statements.

21

Statements of Changes in Net Assets

For the six months ended April 30, 2007 (unaudited) and for the fiscal year ended October 31, 2006

	Managers Fremont Global Fund		Managers Small Cap Fund
	2007	2006	2007	2006
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$574,026	$3,102,452	($374,200)	($688,729)
Net realized gain on investments and foreign currency transactions	13,515,947	12,845,641	4,670,350	4,325,624
Net unrealized appreciation (depreciation) of investments and foreign currency translations	(785,415)	7,592,955	1,050,853	9,894,002

Net increase in net assets resulting from operations	13,304,558	23,541,048	5,347,003	13,530,897

Distributions to Shareholders:
From net investment income	(803,947)	(9,462,057)	—	—
From net realized gain on investments	—	—	—	—

Total distributions to shareholders	(803,947)	(9,462,057)	—	—

From Capital Share Transactions:
Proceeds from sale of shares	3,244,979	8,714,063	7,815,232	24,549,330
Reinvestment of dividends and distributions	792,209	9,372,373	—	—
Cost of shares repurchased	(28,209,259)	(32,975,080)	(6,423,999)	(15,206,935)

Net increase (decrease) from capital share transactions	(24,172,071)	(14,888,644)	1,391,233	9,342,395

Total increase (decrease) in net assets	(11,671,460)	(809,653)	6,738,236	22,873,292

Net Assets:
Beginning of period	182,387,249	183,196,902	89,174,530	66,301,238

End of period	$170,715,789	$182,387,249	$95,912,766	$89,174,530

End of period undistributed net investment income (loss)	($445,382)	($215,461)	($374,200)	—

Share Transactions:
Sale of shares	218,466	630,051	488,426	1,670,203
Reinvestment of dividends and distributions	53,373	698,358	—	—
Shares repurchased	(1,940,217)	(2,411,674)	(402,956)	(1,045,430)

Net increase (decrease) in shares	(1,668,378)	(1,083,265)	85,470	624,773

The accompanying notes are an integral part of these financial statements.

22

Managers Real Estate Securities Fund		Managers California Intermediate Tax-Free Fund
2007	2006	2007	2006
$401,695	$247,465	$944,701	$1,906,967
3,304,641	4,509,798	610,073	124,779
(1,969,967)	3,066,846	(877,726)	1,038,003

1,736,369	7,824,109	677,048	3,069,749

(171,426)	(183,846)	(945,256)	(1,906,973)
(4,245,715)	(3,922,812)	(129,154)	(706,464)

(4,417,141)	(4,106,658)	(1,074,410)	(2,613,437)

7,474,790	3,149,594	4,091,905	7,383,255
4,342,139	4,049,920	877,285	2,077,415
(4,496,389)	(8,195,257)	(23,950,353)	(3,620,308)

7,320,540	(995,743)	(18,981,163)	5,840,362

4,639,768	2,721,708	(19,378,525)	6,296,674

27,624,438	24,902,730	54,144,108	47,847,434

$32,264,206	$27,624,438	$34,765,583	$54,144,108

$393,408	$163,139	($347)	$208

539,331	237,272	382,276	695,945
345,516	352,981	82,105	196,086
(331,003)	(652,624)	(2,238,740)	(342,587)

553,844	(62,371)	(1,774,359)	549,444

The accompanying notes are an integral part of these financial statements.

23

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2007 (unaudited)	For the fiscal year ended October 31,
Managers Fremont Global Fund		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.24	$13.19	$12.19	$11.17	$9.50	$10.65

Income from Investment Operations:
Net investment income	0.05	0.27	0.46	0.18	0.27	0.15
Net realized and unrealized gain (loss) on investments	1.10	1.48	0.69	0.86	1.52	(1.18)

Total from investment operations	1.15	1.75	1.15	1.04	1.79	(1.03)

Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.70)	(0.15)	(0.02)	(0.10)	(0.12)
Return of capital distribution	—	—	—	—	(0.02)	—

Total distributions to shareholders	(0.07)	(0.70)	(0.15)	(0.02)	(0.12)	(0.12)

Net Asset Value, End of Period	$15.32	$14.24	$13.19	$12.19	$11.17	$9.50

Total Return [1]	8.09%[2]	13.67%	9.79%	9.27%	18.94%	(9.85)%

Ratio of net expenses to average net assets	0.98%[3]	1.11%	1.09%	1.02%	0.95%	0.95%
Ratio of total expenses to average net assets [4]	1.00%[3]	1.13%	1.10%	1.02%	0.95%	0.95%
Ratio of net investment income to average net assets [1]	0.67%[3]	1.68%	1.56%	1.38%	1.74%	1.43%
Portfolio turnover	88%[2]	60%	108%	56%	73%	104%
Net assets at end of period (000’s omitted)	$170,716	$182,387	$183,197	$238,436	$236,625	$508,214

	For the six months ended April 30, 2007 (unaudited)	For the fiscal year ended October 31,
Managers Small Cap Fund		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$15.47	$12.90	$11.10	$10.76	$7.66	$11.11

Income from Investment Operations:
Net investment income (loss)	(0.06)	(0.12)[5]	0.14	(0.15)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	0.98	2.69 [5]	1.66	0.49	3.24	(3.32)

Total from investment operations	0.92	2.57	1.80	0.34	3.10	(3.45)

Net Asset Value, End of Period	16.39	$15.47	$12.90	$11.10	$10.76	$7.66

Total Return [1]	5.95%[2]	19.92%	16.13%	3.16%	40.47%	(31.05)%

Ratio of net expenses to average net assets	1.40%[3]	1.38%	1.47%	1.60%	1.60%	1.56%
Ratio of total expenses to average net assets [4]	1.42%[3]	1.42%	1.53%	1.63%	1.72%	1.88%
Ratio of net investment loss to average net assets [1]	(0.82)%[3]	(0.84)%	(1.10)%	(1.43)%	(1.42)%	(1.27)%
Portfolio turnover	21%[2]	49%	67%	54%	207%	108%
Net assets at end of period (000’s omitted)	$95,913	$89,175	$66,301	$54,101	$38,738	$31,563

24

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2007 (unaudited)	For the fiscal year ended October 31,
Managers Real Estate Securities Fund		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.74	$12.86	$12.75	$10.09	$8.12	$8.22

Income from Investment Operations:
Net investment income	0.15	0.18	0.35	0.30	0.46	0.39
Net realized and unrealized gain (loss) on investments	0.79	3.87	1.86	2.66	2.10	(0.11)

Total from investment operations	0.94	4.05	2.21	2.96	2.56	0.28

Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.10)	(0.35)	(0.30)	(0.59)	(0.38)
Net realized gain on investments	(2.31)	(2.07)	(1.75)	—	—	—

Total distributions to shareholders	(2.39)	(2.17)	(2.10)	(0.30)	(0.59)	(0.38)

Net Asset Value, End of Period	$13.29	$14.74	$12.86	$12.75	$10.09	$8.12

Total Return [1]	7.36%[2]	36.43%	18.84%	29.56%	32.75%	3.12%

Ratio of net expenses to average net assets	1.41%[3]	1.46%	1.42%	1.50%	1.50%	1.50%
Ratio of total expenses to average net assets [4]	1.42%[3]	1.46%	1.54%	1.67%	1.74%	1.62%
Ratio of net investment income to average net assets [1]	2.69%[3]	0.97%	1.93%	2.68%	4.89%	4.19%
Portfolio turnover	48%[2]	69%	70%	136%	60%	79%
Net assets at end of period (000’s omitted)	$32,264	$27,624	$24,903	$28,586	$29,567	$20,181

	For the six months ended April 30, 2007 (unaudited)	For the fiscal year ended October 31,
Managers California Intermediate Tax-Free Fund		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.75	$10.66	$11.17	$11.08	$11.08	$11.16

Income from Investment Operations:
Net investment income	0.20	0.39	0.39	0.40	0.41	0.48
Net realized and unrealized gain (loss) on investments	(0.08)	0.25	(0.31)	0.28	0.07	(0.08)

Total from investment operations	0.12	0.64	0.08	0.68	0.48	0.40

Less Distributions to Shareholders from:
Net investment income	(0.20)	(0.40)	(0.40)	(0.40)	(0.41)	(0.48)
Net realized gain on investments	(0.03)	(0.15)	(0.19)	(0.19)	(0.07)	—

Total distributions to shareholders	(0.22)	(0.55)	(0.59)	(0.59)	(0.48)	(0.48)

Net Asset Value, End of Period	$10.65	$10.75	$10.66	$11.17	$11.08	$11.08

Total Return [1]	1.16%[2]	6.21%	0.92%	6.39%	4.46%	3.65%

Ratio of net expenses to average net assets	0.52%[3]	0.55%	0.55%	0.55%	0.55%	0.53%
Ratio of total expenses to average net assets [4]	0.75%[3]	0.82%	0.81%	0.74%	0.69%	0.67%
Ratio of net investment income to average net assets [1]	3.51%[3]	3.76%	3.74%	3.63%	3.72%	4.32%
Portfolio turnover	17%[2]	22%	28%	66%	116%	22%
Net assets at end of period (000’s omitted)	$34,766	$54,144	$47,847	$50,784	$59,012	$60,570

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the proceeding pages.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements.)

[2]	Not Annualized.

[3]	Annualized.

[4]

Excludes the impact of expense (reimbursement)/recoupement and expense offsets such as brokerage recapture credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c of Notes to Financial Statements.)

[5]	Per share numbers have been calculated using average shares.

25

Notes to Financial Statements

April 30, 2007 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report are the Managers Fremont Global Fund (“Managers Fremont Global”), Managers Small Cap Fund (“Small Cap”), Managers Real Estate Securities Fund (“Real Estate Securities”), and Managers California Intermediate Tax-Free Fund (“California Intermediate Tax-Free”), collectively the “Funds.”

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are generally valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, the value of a specific Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. An investment valued on the basis of an evaluation of its fair value may be valued higher or lower than the available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Funds’ fair value procedure. The Investment Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Funds’ Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The following Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended April 30, 2007, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Managers Fremont Global - $16,833 or 0.01%, Small Cap - $8,693 or 0.01%, and Real Estate Securities - $1,717 or 0.006%.

In addition, each of the Funds has a “balance credit” arrangement with The Bank of New York (“BNY”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2007, the custodian expense was not reduced for any of the Funds. Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended April 30, 2007, overdraft fees for Real Estate Securities and California Intermediate Tax-Free equaled $495, and $554, respectively.

Managers Investment Group LLC (the “Investment Manager”), an indirect wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Funds, has contractually agreed, through at least March 1, 2008, to waive fees and pay or reimburse expenses of Real Estate Securities and California Intermediate Tax-Free to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses, and extraordinary expenses) of the Fund exceed 1.50% and 0.55%, respectively, of each Fund’s average daily net assets.

26

Notes to Financial Statements (continued)

Effective January 15, 2005, each Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated percentages of that Fund’s average daily net assets. For the six months ended April 30, 2007, Real Securities made such repayments to the Investment Manager in the amount of $746. For the six months ended April 30, 2007, the cumulative amount of expense reimbursement by the Manager subject to repayment by Real Estate Securities, and California Intermediate Tax-Free equaled $0 and $280,893, respectively.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid as follows:

Annually—Small Cap Quarterly—Fremont Global and Real Estate Securities

Declared daily, paid monthly—California Intermediate Tax-Free

Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f.	Capital Loss Carryovers

As of April 30, 2007, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires October 31,
Managers Fremont Global	$12,917,279	2010
	49,654,229	2011
Small Cap	12,743,730	2009
	12,478,620	2010

For the six months ended April 30, 2007, Managers Fremont Global and Small Cap utilized capital loss carryovers in the amounts of $12,314,149 and $4,250,222, respectively.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2007, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds: Small Cap - three collectively own 48%; Real Estate Securities - three collectively own 48%; California Intermediate Tax-Free - two collectively own 47%. Transactions by these shareholders may have a material impact on the Funds.

h.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by portfolio managers who serve pursuant to Subadvisory Agreements with the Investment Manager.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets for the six months ended April 30, 2007, were as follows:

Fund	Investment Management Fee
Managers Fremont Global	0.60%
Small Cap	1.00%
Real Estate Securities	0.85%
California Intermediate Tax-Free on first $25 million	0.40%
on next $25 million	0.35%
on next $50 million	0.30%
on next $50 million	0.25%
on balance over $150 million	0.20%

27

Notes to Financial Statements (continued)

The Trust has entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of average net assets per annum.

The aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Investment Manager (the “Managers Funds”) based on the relative net assets of such Funds. Prior to March 3, 2006, the Trust had an additional Independent Trustee who was paid an annual retainer of $30,000 plus $4,000 for each meeting attended. The fee was allocated amongst the Funds in the Trust based on the relative net assets of each Fund. The Independent Chairman of the Managers Funds receives an additional payment of $10,000 per year, and the Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor. The Distributor serves as the principal underwriter for each Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2007, for Managers Fremont Global were $148,160,100 and $169,924,225; Small Cap were $20,981,332 and $18,201,009; Real Estate Securities were $17,799,467 and $14,433,444; and California Intermediate Tax-Free were $7,907,856 and $26,419,701, respectively. Purchase and sales of U.S. Government securities for the six months ended April 30, 2007 for Managers Fremont Global were $200 and $9,128,456, respectively.

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. These earnings (after any rebate) are then divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Futures Contracts Held or Issued for Purposes other than Trading

Managers Fremont Global uses Equity Index futures contracts to a limited extent, with the objective of maintaining exposure to equity stock markets while maintaining liquidity. The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts. The Fund had no open futures contracts for the six months ended April 30, 2007.

8.	Forward Foreign Currency Contracts

During the six months ended April 30, 2007, Managers Fremont Global invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Managers Fremont Global may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and

28

Notes to Financial Statements (continued)

such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Managers Fremont Global had the following open forward currency contracts as of April 30, 2007:

Foreign Currency		Settlement Date	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/ Loss
Managers Fremont Global
Canadian Dollar	Short	05/01/07 -05/03/07	($37,154)	($36,967)	($187)
Euro	Short	05/03/07	(34,116)	(34,132)	16
Euro	Long	05/02/07	105,280	104,964	316
Japanese Yen	Short	05/07/07	(74,434)	(74,615)	181
Japanese Yen	Long	05/07/07	329,240	329,778	(538)
Norwegian Krone	Long	05/03/07 -05/04/07	75,428	75,418	10
Pound Sterling	Short	05/02/07	(66,080)	(65,942)	(138)
Pound Sterling	Long	05/01/07 - 05/03/07	83,058	82,790	268
Swedish Krona	Long	05/03/07 -05/04/07	22,258	22,249	9

		Total:	$403,480	$403,543	($63)

9.	New Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has recently issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 (the “Interpretation”), which applies to all registered investment companies and clarifies the accounting treatment of uncertain tax positions. The Interpretation is effective for financial statements for fiscal years beginning after December 15, 2006. Management has not yet completed their analysis of the Interpretation, and is not currently in a position to estimate the significance, if any, that the impact of adoption will have on the financial statements.

On December 22, 2006, the SEC indicated it had no objection if a Fund implemented FIN 48 as late as the last net asset value per share calculation in the first required financial statement reporting period for it’s fiscal year beginning after December 15, 2006.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds’ financial statements.

29

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, III

Edward J. Kaier

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Alliance Bernstein L.P.

Lazard Asset Management, LLC

Wellington Management Company, LLP

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

MANAGERS AND MANAGERS AMG BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

Armstrong Shaw Associates Inc.

Alliance Bernstein L.P.

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacifi c Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com.

SEMI-ANNUAL REPORT

Managers Funds

April 30, 2007

•	Managers Fremont Bond Fund

Managers Fremont Bond Fund

Semi-Annual Report — April 30, 2007 (unaudited)

TABLE OF CONTENTS	Page
LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	3

FUND PERFORMANCE	4

FUND SNAPSHOTS	5

Summary of portfolio credit quality and top ten holdings at April 30, 2007

SCHEDULE OF PORTFOLIO INVESTMENTS	6

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	18

Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	19

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statement of Changes in Net Assets	20

Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	21

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	22

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

As most investors expected, the U.S. economy slowed over the course of the past six months and the rest of the world continued on a generally stable growth trajectory. In fact, if there were any real surprises, they were that 1) the U.S. economy didn’t slow more under the well publicized strain of both the housing slowdown and related meltdown in the sub-prime lending sector and 2) the global capital markets demand for higher risk-oriented assets is not simply related to the so-called “carry trade” but something deeper and more durable. Underpinned by a global economy performing generally within expectations, and, aside from a sharp and short-lived market correction beginning in late February, the domestic and foreign stock markets climbed steadily, providing strong gains for the period. Meanwhile, bonds provided satisfactory returns, essentially earning their coupons as interest rates moved only marginally, and credit spreads remained at historically slim levels.

While the strong equity market return may seem counterintuitive in the face of slowing earnings, a significantly deteriorating housing market, and the stress fractures among the mortgage lending industry, there were several positive continuing trends that led to these results. First, because of widespread belief that the economy would be slowing, investors’ expectations for earnings growth were relatively conservative, and most companies exceeded those modest expectations during the period. Furthermore, although the U.S. economy is slowing, the global economy is healthy, and global growth is significant in its contribution to U.S. companies’ earnings. In addition, the amount of liquidity searching for return in a relatively low interest rate environment remains historically high. A clear illustration of this is the enormous amount of money currently gathered in private equity pools searching for and buying up public companies on a daily basis. Low volatility and low interest rates have encouraged investors to increase leverage, which has thus far been rewarding.

Speaking of interest rates, at the beginning of the period (late 2006) investors were confidently predicting and wishing that the Fed would reduce rates in the near future, which was consistent with the expectations for a real slowdown in the economy. However, more recently those expectations for a near term rate cut have evolved into uncertainty over the outlook for any rate cut at all, as the Fed has been satisfied to stand pat and communicate concerns balanced between too much inflation risk versus a slowing economy. Again, while the economy has slowed, it is not slowing as much as expected. Credit spreads remain tight because of a high demand for yield, a relatively low issuance of debt, and historically low default rates.

Although these conditions cannot be sustained indefinitely, they can, without a shock or catalyst, remain in place for some time. Advances in technology and the globalization of the labor force have helped increase competition, improve productivity, and keep the inflation rate at bay even with rising commodity and energy prices. Most stock market observers will agree that valuation ratios are reasonable and very close to long-term averages. Therefore, the market’s direction is being driven by investor perception of economic developments rather than by any need for the market to correct from valuations that are either too high or low.

Noting the risks and the known stresses present in the U.S. economy, we believe that the current strength of many foreign economies, the continued full U.S. employment picture, and the continued high levels of corporate free cash flow will all help to pull the U.S. economy through a period of slow growth. Hence, we continue to believe that investors should maintain their portfolios with allocations near their long-run targets, and take full advantage of opportunities to participate in the growth of the global economy. At this stage, the main risk to the outlook for U.S. equities seems to be that investors’ expectations for interest rates could swing like a pendulum from expecting a rate cut to fearing a rate hike. Although most recently, as we have

Letter to Shareholders (continued)

observed above, expectations have swung towards the center point. In any event, investors will be well served by an appropriately balanced and globally diversified portfolio.

One of our foremost goals at Managers Investment Group is to structure and manage mutual funds that will help our shareholders and clients become more successful in reaching their investment goals and objectives. Each of our Funds is geared to provide you with exposure to a specific asset class or segment of the market. Investors tend to use our Funds as part of their overall asset allocation in order to structure a well-diversified portfolio intended to meet individual needs. Most of our Funds, like the Managers Fremont Bond Fund, are therefore designed to be building blocks.

The enclosed semi-annual report contains a listing of the investment portfolio and financial statements. Should you have any questions about this report, or if you’d like to receive a Prospectus and additional information, including fees and expenses, for this or any of the other Funds in our family, please feel free to contact us at 1.800.835.3879, or visit our Web site at www.managersinvest.com. As always, please read the Prospectus carefully before you invest or send money.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in The Managers Funds.

Respectfully,

John H. Streur	Tom Hoffman, CFA
Senior Managing Partner	Executive Vice President and CIO
Managers Investment Group LLC	Managers Investment Group LLC

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2007	Beginning Account Value 11/1/07	Ending Account Value 4/30/07	Expenses Paid During the Period*
Managers Fremont Bond Fund
Actual	$1,000	$1,021	$3.01
Hypothetical (5% return before expenses)	$1,000	$1,022	$3.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Managers Fremont Bond Fund Performance

All Periods ended April 30, 2007 (unaudited)

	Average Annual Total Returns [1]
	Six Months	One Year	Three Years	Five Years	Ten Years
Managers Fremont Bond [2,3,4,5]	2.12%	5.96%	4.56%	5.32%	6.76%
Lehman Brothers Aggregate Bond Index	2.64%	7.36%	4.40%	5.06%	6.35%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call 800.835.3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees or reimbursed expenses, which may have resulted in higher returns.

[3]

Fixed-income funds are subject to risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of a fixed-income investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[4]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative; or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that a fund could not close out a position when it would be most advantageous to do so.

[5]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

Managers Fremont Bond Fund

Fund Snapshots

April 30, 2007 (unaudited)

Summary of Portfolio Credit Quality

*	As a percentage of portfolio assets

**	As of March 31, 2007.

Rating	Managers Fremont Bond*	Lehman Brothers Aggregate Bond Index**
U.S. Treasury & Agency	34.0%	71.8%
Aaa	12.0%	8.1%
Aa	38.0%	5.1%
A	6.0%	7.9%
Baa	8.0%	7.1%
Ba & lower	2.0%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
FNMA, 5.000%, TBA	5.7%
FNMA, 6.000%, TBA	4.7
Danske Corp., Discount Notes, 5.210%, 06/11/07	4.7
Barclays U.S. Funding Corp., Discount Notes, 5.240%, 05/14/07	4.7
FNMA, 5.500%, 02/01/35 *	3.3
Total Fina Elf SA, Discount Notes, 5.290%, 05/01/07	2.7
Nordea North America, Inc., Discount Notes, 5.240%, 05/23/07	2.3
Societe Generale N.A., Discount Notes, 5.200%, 06/19/07	2.0
Rabobank USA Financial Corp., Discount Notes, 5.300%, 05/01/07	1.8
FNMA, 6.000%, TBA	1.5

Top Ten as a Group	33.4%

*	Top Ten Holding at October 31, 2006.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Fremont Bond Fund

Schedule of Portfolio Investments

April 30, 2007 (unaudited)

	Principal Amount	Value
Corporate Bonds - 42.3%
Asset-Backed - 10.9%
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (11/25/09) [4]	$1,293,821	$1,278,632
Amortizing Residential Collateral Trust, 5.610%, 07/25/32, (05/25/07) [4]	77,398	77,551
Argent Securities, Inc., 5.370%, 09/25/36, (05/25/07) [4]	980,012	980,286
Arkle Master Issuer PLC, Series 2006-1A, Class 1A, 5.300%, 11/19/07, (05/17/07) (a) [4]	5,800,000	5,809,992
Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A, 5.380%, 11/25/36, (05/25/07) [4]	2,126,970	2,128,431
Asset Backed Securities Corp. Home Equity, Series 2006-HE7, 5.370%, 11/25/36, (05/25/07) [4]	1,873,422	1,874,588
Badger Tobacco Asset Securitization Corp. (WI), 6.000%, 06/01/17	2,600,000	2,802,046
Bank of America Funding Corp., 4.113%, 05/25/35 [5]	1,667,811	1,642,073
Bear Stearns Adjustable Rate Mortgage Trust, 5.053%, 04/25/33 [5]	1,054,180	1,061,918
Bear Stearns Adjustable Rate Mortgage Trust, 5.624%, 02/25/33 [5]	235,838	235,067
Bear Stearns Adjustable Rate Mortgage Trust, 6.318%, 11/25/30 [5]	70,157	70,039
Bear Stearns Alt-A Trust, 5.383%, 05/25/35 [5]	2,471,681	2,474,839
Bear Stearns Asset Backed Securities, Inc., 5.400%, 10/25/36, (05/25/07) [4]	1,392,443	1,393,232
Bear Stearns Mortgage Funding Trust, 5.390%, 02/25/37, (05/25/07) [4]	4,094,628	4,091,223
Capital One Auto Financial Trust, 5.340%, 12/14/07	515,894	516,286
Chase Credit Card Master Trust, 5.430%, 02/15/11, (05/15/07) [4]	3,600,000	3,607,354
Citigroup Commercial Mortgage Trust, 5.390%, 11/15/36, (05/15/07) (a) [4]	1,847,809	1,848,955
Citigroup Mortgage Loan Trust, Inc., 5.370%, 11/25/36, (05/25/07) [4]	1,100,366	1,101,050
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A, 4.700%, 12/25/35, (07/25/10) [4]	689,730	682,564
Countrywide Alternative Loan Trust, 5.500%, 05/25/47, (05/25/07) [4]	2,078,026	2,075,753
Countrywide Home Loans, Inc., Asset Backed Certificates, 5.250%, 02/20/36, (09/20/07) [4]	730,625	726,834
Countrywide Home Loans, Inc., Asset-Backed Certificates, 5.370%, 05/25/37, (05/25/07) [4]	1,803,718	1,804,579
Credit Suisse First Boston Mortgage Securities Corp., 5.540%, 11/15/19, (05/15/07) (a) [4]	1,144,291	1,145,003

The accompanying notes are an integral part of these financial statements.

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Asset-Backed Securities (continued)
Daimler Chrysler Auto Trust, 5.329%, 12/08/07	$485,699	$486,046
EMC Mortgage Loan Trust, Class A, 5.690%, 05/25/40, (05/25/07) (a) [4]	1,588,689	1,592,536
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006- FF15, Class A3, 5.370%, 11/25/36, (05/25/07) [4]	3,182,440	3,184,195
Fremont Home Loan Trust, 5.380%, 01/25/37, (05/25/07) [4]	1,748,237	1,747,573
Goldman Sachs Mortgage Securities Corp., Series 2006-HE7, Class A2A, 5.360%, 11/25/46, (05/25/07) [4]	3,334,121	3,335,977
Greenpoint Mortgage Funding Trust, 5.400%, 12/25/36, (05/25/07) [4]	2,485,987	2,486,976
Greenpoint Mortgage Funding Trust, 5.400%, 10/25/46, (05/25/07) [4]	2,685,202	2,687,428
HSI Asset Securitization Corp. Trust, 5.370%, 12/25/36, (05/25/07) [4]	1,326,016	1,326,745
Hyundai Auto Receivables Trust, 5.348%, 11/15/07	1,416,087	1,417,077
IMPAC Secured Assets Corp, 5.400%, 01/25/37, (05/25/07) [4]	1,871,002	1,870,065
IndyMac Index Mortgage Loan Trust, 5.410%, 11/25/46, (05/25/07) [4]	1,834,223	1,835,241
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 5.169%, 01/25/36 [5]	3,525,576	3,509,468
IndyMac Residential Asset Backed Trust, 5.380%, 01/25/37, (05/25/07) [4]	1,623,493	1,622,478
JPMorgan Acquisition Corp., Class A, 5.370%, 08/25/36, (05/25/07) [4]	1,046,170	1,046,821
Lehman Brothers Commercial Mortgage Trust, 5.400%, 09/15/21, (05/15/07) (a) [4]	955,127	955,183
Lehman XS Trust, 5.390%, 05/25/46, (05/25/07) [4]	1,019,805	1,020,266
Lehman XS Trust, 5.400%, 11/25/46, (05/25/07) [4]	3,240,645	3,241,947
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 5.600%, 10/25/34, (05/25/07) [4]	319,445	319,993
Morgan Stanley ABS Capital I, Inc., 5.360%, 10/25/36, (05/25/07) [4]	1,122,761	1,122,059
Morgan Stanley ABS Capital I, Inc., 5.370%, 10/25/36, (05/25/07) [4]	1,055,627	1,055,749
Morgan Stanley IXIS Real Estate Capital Trust, 5.370%, 11/25/36, (05/25/07) [4]	2,075,760	2,076,005
Nelnet Student Loan Trust, 5.146%, 09/25/12, (06/25/07) [4]	1,885,599	1,886,189
Option One Mortgage Loan Trust, 5.370%, 01/25/37, (05/25/07) [4]	2,525,074	2,526,464
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 5.580%, 09/25/35, (05/25/07) [4]	3,328,383	3,334,428
Prime Mortgage Trust, 5.720%, 02/25/19, (05/25/07) [4]	105,347	105,564
Prime Mortgage Trust, 5.720%, 02/25/34, (05/25/07) [4]	491,855	493,304
Prudential Home Mortgage Securities, 7.000%, 06/25/08	9,616	9,588

The accompanying notes are an integral part of these financial statements.

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Asset-Backed Securities (continued)
Residential Asset Mortgage Products, Inc., 5.390%, 11/25/36, (05/25/07) [4]	$4,825,925	$4,828,929
Residential Asset Securities Corp., 5.390%, 11/25/36, (05/25/07) [4]	7,557,055	7,561,620
Saxon Asset Securities Trust, 5.380%, 11/25/36, (05/25/07) [4]	1,254,873	1,254,897
Securitized Asset Backed Receivables LLC Trust, 5.380%, 12/25/36, (05/25/07) [4]	3,334,065	3,335,622
Structured Asset Mortgage Investments, Inc., 5.650%, 09/19/32, (05/19/07) [4]	764,478	765,826
Structured Asset Securities Corp., 5.329%, 10/25/35 (a) [5]	2,727,939	2,715,396
Structured Asset Securities Corp., 5.370%, 10/25/36, (05/25/07) [4]	2,816,461	2,817,305
Structured Asset Securities Corp., 5.610%, 01/25/33, (05/25/07) [4]	77,557	77,684
Structured Asset Securities Corp., 7.196%, 01/25/32 [5]	56,449	56,282
Structured Asset Securities Corp., Series 2005-WF3, Class A1, 5.420%, 07/25/35, (05/25/07) [4]	641,111	641,608
Thornburg Mortgage Securities Trust, 5.430%, 12/25/36, (05/25/07) [4]	2,197,674	2,197,505
U.S. Small Business Administration Participation Certificates, 5.130%, 09/01/23	154,073	154,843
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11	1,749,592	1,790,901
U.S. Small Business Administration Surety Bonds, 7.449%, 08/01/10	38,162	38,955
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A Class A1, 5.410%, 09/15/21, (05/15/07) (a) [4]	7,052,373	7,056,749
Washington Mutual Mortgage Pass-Through Certificates, 6.214%, 11/25/42, (05/25/07) [4]	526,766	527,212
Washington Mutual Mortgage Pass-Through Certificates, 6.862%, 02/25/31 [5]	157,701	157,229
Washington Mutual, Series 2005-AR13, Class A1A1, 5.61%, 10/25/45, (05/25/07) [4]	628,665	629,823
Wells Fargo Co., 4.950%, 03/25/36 [5]	3,048,922	3,027,778
Wells Fargo Home Equity Trust, 5.440%, 12/25/35, (05/25/07) (a) [4]	2,396,679	2,397,574
Total Asset-Backed Securities		127,757,398
Finance - 26.5%
American Express Bank, Ltd., 5.330%, 10/16/08, (05/16/07) [4]	3,100,000	3,099,665
American Express Bank, Ltd., 5.380%, 10/20/09, (05/21/07) [4]	2,300,000	2,299,253
American Express Credit Co., 5.380%, 11/09/09, (06/11/07) [4]	2,400,000	2,401,903
American Express Credit Co., Centurion, 5.320%, 05/07/08, (06/07/07) [4]	2,200,000	2,200,073
American International Group, Inc., 5.050%, 10/01/15 (a)	400,000	393,747

The accompanying notes are an integral part of these financial statements.

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Finance (continued)
American International Group, Inc., 5.370%, 06/15/09, (05/16/07) (a) [4]	$3,100,000	$3,106,053
ANZ National Bank, Ltd., 5.396%, 08/07/09, (08/08/07) (a) [4]	2,500,000	2,499,825
ASIF Global Financing, 5.400%, 05/03/07(a) [5]	1,900,000	1,900,000
Bank of America Corp., 5.360%, 06/19/09, (06/19/07) [4]	10,500,000	10,514,563
Bank of America Corp., 6.000%,10/15/36	900,000	916,906
Bank of Ireland, 5.360%, 12/19/08, (06/19/07) [4]	4,200,000	4,204,914
Bank of Ireland, 5.396%, 01/15/10, (07/16/07) [4]	7,400,000	7,405,062
Bear, Stearns Co., Inc., 5.440%, 03/30/09, (06/29/07) [4]	2,400,000	2,403,168
Bear, Stearns Co., Inc., 5.450%, 08/21/09, (05/21/07) [4]	4,800,000	4,805,112
Bear, Stearns Co., Inc., 5.655%, 01/30/09, (07/30/07) [4]	2,700,000	2,712,787
BNP Paribas, 5.260%, 07/03/08, (06/04/07) [4]	9,800,000	9,799,765
BNP Paribas, 5.263%, 05/28/08, (05/29/07) [4]	1,900,000	1,900,619
C10 Capital SPV, Ltd., 6.722%, 12/31/49 (a) [6]	1,500,000	1,503,182
Calyon Credit Agricole CIB, 5.336%, 01/16/09, (07/16/07) [4]	3,500,000	3,501,603
China Development Bank, 5.000%, 10/15/15	300,000	296,031
CIT Group, Inc., 5.480%, 08/17/09, (05/17/07) [4]	2,400,000	2,394,084
CIT Group, Inc., 5.505%, 01/30/09, (07/30/07) [4]	5,400,000	5,396,139
Citigroup Global Markets Holdings, Inc., 5.450%, 03/17/09, (06/18/07) [4]	2,200,000	2,203,179
Citigroup, Inc., 5.330%, 12/28/08, (06/08/07) [4]	400,000	400,182
Citigroup, Inc., 5.380%, 12/28/09, (06/28/07) [4]	300,000	300,029
Citigroup, Inc., 5.388%, 12/26/08, (06/27/07) [4]	6,200,000	6,204,532
Citigroup, Inc., 5.395%, 01/30/09, (07/30/07) [4]	3,400,000	3,401,795
Citigroup, Inc., 6.125%, 08/25/36	4,900,000	5,069,805
DnB NOR Bank ASA, 5.443%, 10/13/09, (07/13/07) (a) [4]	13,100,000	13,106,131
Ford Motor Credit Comp., 7.875%, 06/15/10	2,000,000	2,011,992
Fortis Funding LLC (NY), 5.265%, 06/30/08, (05/31/07) [4]	4,500,000	4,501,418
Fortis Funding LLC (NY), 5.300%, 09/30/08, (06/29/07) [4]	3,100,000	3,099,613
GAZ Capital, 6.212%, 11/22/16 (a)	400,000	406,200
General Electric Capital Corp., 5.385%, 10/26/09, (07/26/07) [4]	6,000,000	6,004,140
General Electric Capital Corp., 5.390%, 01/05/09, (07/05/07) [4]	2,500,000	2,501,793
General Electric Capital Corp., 5.428%, 01/20/10, (07/20/07) [4]	3,900,000	3,908,096
General Electric Capital Corp., 5.430%, 08/15/11, (05/15/07) [4]	3,600,000	3,598,495
General Electric Capital Corp., 5.455%, 10/21/10, (07/23/07) [4]	5,000,000	5,011,045
General Electric Capital Corp., 5.550%, 01/08/16, (07/09/07) [4]	1,000,000	1,002,686

The accompanying notes are an integral part of these financial statements.

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Finance (continued)
General Motors Acceptance Corp., 6.000%, 12/15/11	$400,000		$389,864
Goldman Sachs Group, Inc., 5.390%, 12/23/08, (06/25/07) [4]	100,000		100,007
Goldman Sachs Group, Inc., 5.440%, 12/22/08, (06/22/07) [4]	8,800,000		8,813,455
Goldman Sachs Group, Inc., 5.440%, 06/23/09, (06/25/07) [4]	4,300,000		4,305,418
Goldman Sachs Group, Inc., 5.440%, 11/16/09, (05/16/07) [4]	1,300,000		1,301,552
HBOS PLC, 5.920%, 09/01/49 [5,6]	400,000		394,444
HBOS Treasury Services PLC, 5.547%, 07/17/09, (07/17/07) (a) [4]	3,600,000		3,605,760
HSBC Bank USA, N.A., 5.420%, 09/12/07, (06/21/07) [4]	5,100,000		5,102,565
HSBC Finance Corp., 5.415%, 10/21/09, (07/23/07) [4]	1,600,000		1,600,603
HSBC Finance Corp., 5.485%, 09/15/08, (06/15/07) [4]	5,900,000		5,912,732
HSNC Holdings PLC, 6.500%, 05/02/36	800,000		859,859
ICICI Bank, Ltd., 5.895%, 01/12/10, (07/12/07) (a) [4]	3,400,000		3,415,613
JP Morgan Chase & Co., 5.370%, 06/26/09, (05/29/07) [4]	1,800,000	[2]	1,802,194
JP Morgan Chase Capital XX, 6.550%, 09/29/36	400,000		410,070
KBC Bank Fund Trust II, 6.875%, 06/30/49 [5,6]	€1,900,000		2,708,730
Korea Development Bank, 5.490%, 04/03/10, (07/03/07) [4]	7,100,000		7,103,749
Lehman Brothers Holdings, Inc., 4.445%, 10/22/08, (07/23/07) [4]	3,900,000		3,905,281
Lehman Brothers Holdings, Inc., 5.400%, 12/23/08, (06/25/07) [4]	200,000		200,171
Lehman Brothers Holdings, Inc., 5.440%, 04/03/09, (07/03/07) [4]	4,700,000		4,703,577
Lehman Brothers Holdings, Inc., 5.460%, 11/16/09, (05/16/07) [4]	1,200,000		1,200,866
Lehman Brothers Holdings, Inc., 5.579%, 07/18/11, (07/18/07) [4]	1,700,000		1,703,701
Lloyds TSB Capital 1, L.P., 7.375%, 02/07/49 [5,6]	€1,800,000		2,733,443
Merrill Lynch & Co., Inc., 5.395%, 10/23/08, (07/23/07) [4]	4,300,000		4,300,606
Merrill Lynch & Co., Inc., 5.428%, 12/04/09, (06/04/07) [4]	2,100,000		2,100,601
Merrill Lynch & Co., Inc., 5.450%, 08/14/09, (05/14/07) [4]	2,200,000		2,202,072
Merrill Lynch & Co., Inc., 5.555%, 07/25/11, (07/25/07) [4]	3,000,000		3,007,614
Metlife, Inc., 6.400%, 12/15/36	800,000		801,091
Mitsubishi Ufj Financial Group, Inc., 6.346%, 07/29/49 [5,6]	400,000		409,245
Morgan Stanley & Co., Inc., 5.360%, 11/21/08, (05/21/07) [4]	1,800,000		1,799,878
Morgan Stanley & Co., Inc., 5.446%, 01/15/10, (07/16/07) [4]	4,600,000		4,601,665
Morgan Stanley & Co., Inc., 5.467%, 02/09/09, (08/09/07) [4]	1,400,000		1,402,365
Nordea Bank of Finland PLC, 5.263%, 03/31/08, (05/31/07) [4]	1,800,000		1,800,212
Nordea Bank of Finland PLC, 5.298%, 05/28/08, (05/29/07) [4]	1,800,000		1,801,001
Nordea Bank of Finland PLC, 5.308%, 04/09/09, (06/09/07) [4]	4,700,000		4,701,795
Resona Bank Ltd., 5.850%, 04/15/49 (a) [5,6]	500,000		498,438

The accompanying notes are an integral part of these financial statements.

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Finance (continued)
Royal Bank of Canada, 5.265%, 06/30/08, (05/31/07) [4]	$4,900,000		$4,904,665
Royal Bank of Scotland Group PLC, 5.260%, 07/03/08, (06/04/07) [4]	6,300,000		6,299,849
Royal Bank of Scotland Group PLC, 5.265%, 03/26/08, (05/29/07) [4]	2,500,000		2,499,640
Royal Bank of Scotland Group PLC, 5.405%, 07/21/08, (07/23/07) (a) [4]	1,800,000		1,801,741
Royal Bank of Scotland Group PLC, 9.118%, 03/31/49 [6]	1,000,000	[2]	1,104,666
Santander U.S. Floater, 5.410%, 09/19/08, (06/21/07) (a) [4]	11,600,000		11,629,951
Skandinav Enskilda Bank, 5.270%, 10/03/07, (06/04/07) [4]	7,000,000		7,000,602
Skandinav Enskilda Bank, 5.273%, 07/06/07, (06/06/07) [4]	3,100,000		3,100,394
Skandinav Enskilda Bank, 5.350%, 02/13/09, (05/13/07) [4]	400,000		400,238
SMFG Preferred Capital, Ltd., 6.078%, 01/29/49 (a) [5,6]	1,100,000		1,108,415
Societe Generale N.A., 5.253%, 06/11/07, (06/11/07) [4]	1,900,000		1,899,981
Societe Generale N.A., 5.258%, 06/30/08, (05/29/07) [4]	7,100,000		7,102,166
Societe Generale N.A., 5.268%, 06/30/08, (05/29/07) [4]	2,000,000		2,000,742
State Street Capital Trust IV, 6.355%, 06/15/37, (09/17/07) [4]	300,000		301,850
TNK-BP Finance SA, 6.125%, 03/20/12 (a)	400,000	[2]	399,800
Unicredito Italiano, 5.346%, 05/06/08, (08/06/07) [4]	800,000		800,180
Unicredito Italiano, 5.360%, 05/29/08, (05/29/07) [4]	2,300,000		2,301,106
Unicredito Luxembourg Finance SA, 5.405%, 10/24/08, (07/24/07) (a) [4]	10,900,000		10,906,137
USB Capital IX, 6.189%, 03/29/49 [6]	300,000		308,306
VTB Capital SA., 5.955%, 08/01/08, (08/01/07) (a) [4]	2,200,000		2,204,950
Wachovia Corp., 5.320%, 10/03/08, (07/03/07) [4]	7,200,000		7,201,109
Wachovia Corp., 5.410%, 12/01/09, (06/01/07) [4]	4,500,000		4,506,111
Westpac Banking Corp., 5.280%, 06/06/08, (06/06/07) [4]	1,400,000		1,400,113
Total Finance			311,268,534
Industrials - 4.7%
AT&T, Inc., 4.214%, 06/05/07 (a)	3,100,000		3,104,548
AT&T, Inc., 5.456%, 02/05/10, (08/06/07) [4]	1,200,000		1,201,766
BellSouth Corp., 5.460%, 08/15/08, (05/15/07) [4]	3,600,000		3,603,366
Canadian Natural Resources Ltd., 5.700%, 05/15/17	400,000	[2]	401,962
Codelco, Inc., 6.150%, 10/24/36 (a)	300,000		312,178
Comcast Corp., 5.875%, 02/15/18	600,000		606,625
Comcast Corp., 6.450%, 03/15/37	600,000		608,818
Cox Communications, Inc., 5.875%, 12/01/16 (a)	400,000		404,061

The accompanying notes are an integral part of these financial statements.

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Industrial (continued)
DaimlerChrysler N.A. Holding Corp., 5.690%, 03/13/09, (06/13/07) [4]	$2,900,000		$2,906,795
DaimlerChrysler N.A. Holding Corp., 5.805%, 08/03/09, (08/03/07) [4]	2,200,000		2,212,190
DaimlerChrysler N.A. Holding Corp., 5.820%, 09/10/07, (06/11/07) [4]	4,600,000		4,606,311
Gazprom Joint-Stock Co. , 10.500%, 10/21/09	2,100,000	[2]	2,352,531
Heinz (H.J.) Co., 6.428%, 12/01/08 (a)	400,000		406,299
Idearc Corp., Term B, 7.330% ,11/17/14	5,286,750		5,328,573
Peabody Energy Corp., 7.875%, 11/01/26 (a)	1,000,000		1,076,250
Pemex Project Funding Master Trust, 5.750%, 12/15/15 (a)	800,000	[2]	813,400
Pemex Project Funding Master Trust, 8.000%, 11/15/11	1,800,000	[2]	2,000,700
Pemex Project Funding Master Trust, 8.625%, 02/01/22	400,000		505,400
Petroleum Export Ltd. (Cayman), 5.265%, 06/15/11 (a)	257,943		252,633
Qwest Capital Funding, Inc., 7.250%, 02/15/11	1,813,000	[2]	1,865,124
Ras Laffan Liquefied Natural Gas Co., Ltd, 5.298%, 09/30/20 (a)	900,000		870,081
Sonat, Inc., 7.625%, 07/15/11	1,300,000		1,405,719
Telefonica Emisiones SAU, 5.650%, 06/19/09, (06/20/07) [4]	3,000,000		3,012,390
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	6,145,000	[2]	6,674,674
Time Warner, Inc., 5.400%, 07/02/12 (a)	900,000		903,506
Time Warner, Inc., 5.500%, 11/15/11	300,000		302,732
Time Warner, Inc., 5.875%, 11/15/16	1,200,000	[2]	1,210,422
Vale Overseas, Ltd., 6.250%, 01/23/17	500,000		514,002
Vale Overseas, Ltd., 6.875%, 11/01/36	500,000		532,849
Wal-Mart Stores, Inc., 5.250%, 06/16/08, (06/18/07) [4]	5,100,000		5,098,378
Total Industrial			55,094,283
Utility - 0.2%
Transocean, Inc., 5.548%, 09/05/08, (06/05/07) [4]	2,200,000		2,201,586
Total Corporate Bonds (cost $489,775,993)			496,321,801
Foreign Government and Agency Obligations - 0.1%
Export-Import Bank of China, The, 4.875%, 07/21/15 (a)	300,000		293,622
Federal Republic of Brazil, 10.250%, 01/10/28	250,000	[2]	135,702
Total Foreign Government and Agency Obligations (cost $411,714)			429,324

The accompanying notes are an integral part of these financial statements.

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 44.5%
Federal Home Loan Mortgage Corporation - 2.5%
FHLMC, 4.908%, 11/01/35, (09/01/09) [4]	$4,733,821	$4,724,867
FHLMC, 5.000%, 10/01/18 to 11/01/18	2,202,819	2,177,850
FHLMC, 5.620%, 05/15/36, (05/15/07) [4]	1,800,000	1,809,952
FHLMC, 5.820%, 09/15/30, (05/15/07) [4]	81,958	82,239
FHLMC, 6.000%, 02/01/16 to 09/01/16	342,734	348,935
FHLMC, 6.000%, TBA	4,000,000	4,033,752
FHLMC, 6.500%, 01/01/26 to 08/15/31	14,683,296	15,234,342
FHLMC, 7.000%, 11/15/20	45,341	45,281
FHLMC, 7.380%, 07/01/30, (10/01/07) [4]	4,249	4,296
FHLMC, 7.500%, 08/15/30	547,509	581,878
FHLMC Gold Pool, 4.500%, 02/01/14	333,745	328,397
FHLMC Structured Pass Through Securities, 6.183%, 02/25/45, (05/25/07) [4]	336,428	337,585
Total Federal Home Loan Mortgage Corporation		29,709,374
Federal National Mortgage Association - 38.5%
FNMA, 3.500%, 07/01/11	528,773	506,702
FNMA, 4.000%, 05/01/14	429,896	416,853
FNMA, 4.500%, 05/01/21	174,311	168,802
FNMA, 4.659%, 09/01/35, (08/01/10) [4]	4,561,431	4,525,107
FNMA, 4.836%, 06/01/35, (06/01/10) [4]	7,539,576	7,544,365
FNMA, 5.000%, 05/01/14 to 03/01/36	73,926,533	72,610,200
FNMA, 5.000%, TBA	69,000,000	66,671,250
FNMA, 5.380%, 12/25/36, (05/25/07) [4]	1,407,981	1,407,092
FNMA, 5.500%, 12/01/16 to 06/01/36	215,192,620	213,253,152
FNMA, 5.652%, 05/01/36, (05/01/07) [4]	1,350,683	1,367,624
FNMA, 5.659%, 05/01/36, (05/01/07) [4]	2,395,549	2,425,616
FNMA, 6.000%, 04/01/16 to 11/01/33	3,520,340	3,582,180
FNMA, 6.000%, TBA	73,000,000	73,535,955
FNMA, 6.214%, 07/01/44, (05/01/07) [4]	695,795	707,011
FNMA, 7.200%, 05/25/23	1,121,671	1,176,725
FNMA, 7.500%, 02/25/08	35,600	35,728
FNMA, Series 2006-5, Class 3A2, 4.674%, 05/25/35 [5]	500,000	497,251

The accompanying notes are an integral part of these financial statements.

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Federal National Mortgage Association (continued)
FNMA Whole Loan, 6.500%, 12/25/42	$461,505		$470,952
Total Federal National Mortgage Association			450,902,565
Government National Mortgage Association - 1.1%
GNMA, 5.375%, 04/20/21, (07/01/07) [4]	12,842		12,994
GNMA, 5.750%, 08/20/25, (10/01/07) [4]	43,244		43,745
GNMA, 6.000%, TBA	3,000,000		3,041,250
GNMA, 6.125%, 11/20/24 to 11/20/09, (01/01/08) [4]	569,589		576,905
GNMA, 6.375%, 03/20/24, (04/01/08) [4]	65,984		66,676
GNMA, 6.500%, 06/20/28	1,388,557		1,431,169
GNMA, 6.750%, 10/16/40	7,852,767		8,119,103
Total Government National Mortgage Association			13,291,842
United States Treasury Bonds - 2.4%
U.S. Treasury Bonds, 4.500%, 04/30/12	8,100,000		8,096,841
U.S. Treasury Bonds, 4.630%, 06/14/07	8,455,000	[7]	8,406,511
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/26	5,023,088	[2]	4,770,366
U.S. Treasury Inflation Indexed Bonds, 2.375%, 01/15/25	6,044,640	[2]	6,078,405
U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	628,980	[2]	764,825
Total United States Treasury Bonds			28,116,948
Total U.S. Government and Agency Obligations (cost $521,808,344)			522,020,729
Municipal Bonds - 0.4%
New York State Environmental Facilities Corp., State Clean Water & Drinking Residuals, Series 658, 5.990%, 06/15/23, (05/10/07)[4]	1,050,000		1,161,678
New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds, 5.190%, 06/15/22 [8]	2,900,000		2,213,148
State of Texas, Transportation Commission-Mobility Fund, Series A, 4.750%, 04/01/35	1,200,000		1,221,336
Truckee Meadows Water Authority, Nevada Water Revenue, Series A, 5.000%, 07/01/36 (MBIA Insured) [5]	67,000		77,717
Truckee Meadows Water Authority, Nevada Water Revenue, Series A, 5.000%, 07/01/36 (MBIA Insured) [8]	200,000		208,174
Total Municipal Bonds (cost $7,277,532)			4,882,053

	Shares
Municipal Funds - 1.0%
BlackRock MuniEnhanced Fund, Inc.	44,000		483,120
BlackRock MuniHoldings Florida Insured Fund	25,000		346,250
BlackRock MuniHoldings Insured Fund II, Inc.	51,900		688,713

The accompanying notes are an integral part of these financial statements.

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Municipal Funds (continued)
BlackRock MuniVest Fund, Inc.	55,000	[2]	$557,150
BlackRock MuniYield Fund, Inc.	55,000		864,050
BlackRock MuniYield Quality Fund II, Inc.	55,000		696,850
BlackRock MuniYield Quality Fund, Inc.	55,000		791,450
Dreyfus Municipal Income, Inc.	37,500		362,250
DWS Municipal Income Trust	55,000		622,050
MFS Municipal Income Trust	53,800		451,920
Nuveen Performance Plus Municipal Fund	55,000		835,450
Nuveen Premium Income Municipal Fund 2	55,000		792,000
Nuveen Premium Income Municipal Fund 4	55,000		714,450
Nuveen Quality Income Municipal Fund	55,000	[2]	854,150
Putnam Municipal Bond Fund	48,000		605,280
Van Kampen Advantage Municipal Income Trust II	61,796		855,875
Van Kampen Trust for Investment Grade Municipals	55,000		866,250
Western Asset Managed Municipals Fund, Inc.	55,000		617,100
Western Asset Municipal Partners Fund, Inc.	7,329		100,481
Total Municipal Funds (cost $11,532,262)			12,104,839
Preferred Stock - 0.5%
DG Funding Trust, 7.600%, 06/29/07 (a) [5] (cost $6,037,773)	573		6,073,800
Rights - 0.0%#
United Mexican States Value Recovery Rights, Series E, Exp. June 2007 * (cost $33,521)	11,950,000		88,430

	Notional Amount
Options and Swaptions - 0.4%
3-Month Eurodollar (Put), $90.75, 09/17/07	2,645,000		6,613
3-Month Eurodollar (Put), $91.00, 06/18/07	3,195,000		7,988
3-Month Eurodollar (Put), $91.25, 06/18/07	3,155,000		7,888
3-Month Eurodollar (Put), $91.25, 09/17/07	1,215,000		3,038
3-Month USD-JPY (Put), $103.80, 03/17/10	1,000,000		59,935
3-Month USD-JPY (Put), $105.20, 03/31/10	1,000,000		31,762
3-Month USD-JPY (Put), $105.40, 03/17/10	3,000,000		110,844
3-Month USD-JPY (Call), $103.80, 03/17/10	1,000,000		36,325
3-Month USD-JPY (Call), $105.20, 03/31/10	1,000,000		51,964
3-Month USD-JPY (Call), $105.40, 03/17/10	3,000,000		153,000
3-Month USD-LIBOR-BBA (Call), 4.700%, 08/08/07	32,000,000		4,573

The accompanying notes are an integral part of these financial statements.

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Notional Amount	Value
Options and Swaptions (continued)
3-Month USD-LIBOR-BBA (Call), 4.750%, 02/01/08	32,000,000	$66,307
3-Month USD-LIBOR-BBA (Call), 4.750%, 06/30/07	23,000,000	16,834
3-Month USD-LIBOR-BBA (Call), 4.750%, 03/31/08	139,000,000	693,126
3-Month USD-LIBOR-BBA (Call), 4.750%, 03/31/08	81,200,000	404,905
3-Month USD-LIBOR-BBA (Call), 4.750%, 09/26/08	9,000,000	53,377
3-Month USD-LIBOR-BBA (Call), 4.800%, 08/08/07	28,000,000	47,186
3-Month USD-LIBOR-BBA (Call), 4.850%, 07/02/07	50,000,000	4,395
3-Month USD-LIBOR-BBA (Call), 4.900%, 07/02/07	70,000,000	114,029
3-Month USD-LIBOR-BBA (Call), 4.900%, 08/08/07	12,000,000	29,442
3-Month USD-LIBOR-BBA (Call), 4.900%, 08/08/07	54,000,000	24,646
3-Month USD-LIBOR-BBA (Call), 4.900%, 10/25/07	39,000,000	158,348
3-Month USD-LIBOR-BBA (Call), 5.000%, 08/08/07	84,000,000	63,338
3-Month USD-LIBOR-BBA (Call), 5.000%, 02/01/08	77,500,000	513,013
3-Month USD-LIBOR-BBA (Call), 5.250%, 07/02/07	134,000,000	771,840
3-Month USD-LIBOR-BBA (Call), 5.370%, 07/02/07	35,300,000	272,163
3-Month USD-LIBOR-BBA (Call), 5.500%, 06/30/07	49,000,000	487,158
6-Month EUR-EURIBOR-Telerate (Call), 3.960%, 07/02/07	58,000,000	238
6-Month EUR-EURIBOR-Telerate (Call), 4.100%, 07/02/07	20,000,000	1,310
6-Month GBP-EURIBOR-BBA (Call), 5.058%, 06/15/07	7,000,000	2
6-Month GBP-EURIBOR-BBA (Call), 5.080%, 06/15/07	7,300,000	3
Total Options and Swaptions (cost $4,899,908)		4,195,590
Short-Term Investments - 24.5%

	Principal Amount
Commercial Paper - 18.3%
Barclays U.S. Funding Corp., Discount Notes, 5.240%, 05/14/07	$54,800,000	54,696,427
Danske Corp., Discount Notes, 5.210%, 06/11/07	55,500,000	55,168,665
Nordea North America, Inc., Discount Notes, 5.240%, 05/23/07	26,800,000	26,714,180
Rabobank USA Financial Corp., Discount Notes, 5.300%, 05/01/07	20,800,000	20,800,000
Societe Generale N.A., Discount Notes, 5.200%, 06/19/07	24,200,000	24,027,454
Total Fina Elf SA, Discount Notes, 5.290%, 05/01/07	32,000,000	32,000,000
UBS Finance (Delaware) LLC, Discount Notes, 5.160%, 06/12/07	600,000	596,328
UBS Finance (Delaware) LLC, Discount Notes, 5.230%, 06/05/07	300,000	298,470
Total Commercial Paper		214,301,524

The accompanying notes are an integral part of these financial statements.

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 6.2%[1]
Bank of New York Institutional Cash Reserves Fund, 5.30%[3]	22,772,713	$22,772,713
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.17%	49,993,659	49,993,659
Total Other Investment Companies		72,766,372
Total Short-Term Investments (cost $287,070,466)		287,067,896
Total Investments - 113.7% (cost $1,328,847,513)		1,333,184,462
Other Assets, less Liabilities - (13.7)%		(160,269,991)
Net Assets - 100.0%		$1,172,914,471

Note: Based on the cost of investments of $1,328,857,057 for Federal income tax purposes at April 30, 2007, the aggregate gross unrealized appreciation and depreciation were $9,925,480 and $5,598,075, respectively, resulting in net unrealized appreciation of investments of $4,327,405.

*	Non-income-producing securities.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2007, the value of these securities amounted to $96,111,410, or 8.2% of net assets.

[1]	Yield shown for an investment company represents the April 30, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares, amounting to a market value of $22,198,469, or 1.9% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Floating Rate Security. The rate listed is as of April 30, 2007. Date in parenthesis represents the security’s next coupon rate reset.

[5]	Variable Rate Security. The rate listed is as of April 30, 2007 and is periodically reset subject to terms and conditions set forth in the debenture.

[6]	Perpetuity Bond. The date shown is the final call date.

[7]	Security held as collateral for futures contracts, amounting to a market value of $8,406,468, or 0.7% of net assets.

[8]	Securities contributed to a Structured Note (Inverse Floater), amounting to a market value of $2,421,322, or 0.2% of net assets.

#	Rounds to less than 0.1%.

Investment Definitions and Abbreviations:
FHLMC:	Federal Home Loan Mortgage Corp.	BBA:	British Banker’s Association
TBA:	To Be Announced	FNMA:	Federal National Mortgage Association
LIBOR:	London Inter-Bank Offered Rate	GNMA:	Government National Mortgage Association
EURIBOR:	Euro Inter-Bank Offered Rate	USD:	United States Dollar
GBP:	British Pound	JPY:	Japanese Yen

Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD): € : Euro

Managers Fremont Bond Fund

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $22,198,469)	$1,333,184,462
Cash	3,564,730
Foreign currency**	10,447,684
Receivable for investments sold	210,468,864
Receivable for TBA sale commitments	54,390,626
Receivable for Fund shares sold	2,929,897
Swaps at value, long (premiums paid $1,019,573,017)	1,040,918,223
Unrealized appreciation on foreign currency contracts	1,396,932
Variation margin receivable	2,182,356
Dividends, interest and other receivables	5,039,793
Prepaid expenses	53,001

Total assets	2,664,576,568

Liabilities:
Payable for investments purchased	359,870,986
Payable for TBA sale commitments (at value $54,390,626)	55,872,643
Payable for Fund shares repurchased	710,345
Payable upon return of securities loaned	22,772,713
Payable for investments sold short, at value (proceeds $3,895,818)	3,899,392
Payable for investments sold-contributed securities, at value (proceeds $2,300,466)	2,421,322
Options written (premiums received $4,757,286)	4,474,291
Variation margin payable	118,564
Swaps at value, short (premiums received $1,019,416,421)	1,039,586,731
Unrealized depreciation on foreign currency contracts	329,636
Dividends payable to shareholders	783,212
Accrued expenses:
Investment advisory and management fees	273,071
Administrative fees	191,246
Other	357,945
Total liabilities	1,491,662,097

Net Assets	$1,172,914,471

Shares outstanding	114,102,342

Net asset value, offering and redemption price per share	$10.28

Net Assets Represent:
Paid-in capital	$1,175,008,787
Undistributed net investment income	1,346,581
Accumulated net realized loss from investments, options, futures, swaps, foreign currency contracts and transactions	(8,899,044)
Net unrealized appreciation of investments, options, futures, swaps, foreign currency contracts and translations	5,458,147

Net Assets	$1,172,914,471

* Investments at cost	$1,328,847,513

** Foreign currency at cost	$10,471,945

The accompanying notes are an integral part of these financial statements.

Managers Fremont Bond Fund

Statement of Operations

For the six months ended April 30, 2007 (unaudited)

Investment Income:
Interest income	$30,734,019
Dividend income	524,450
Securities lending fees	15,356

Total investment income	31,273,825

Expenses:
Investment advisory and management fees	2,305,844
Administrative fees	1,441,152
Transfer agent fees	194,241
Custodian fees	187,427
Professional fees	146,478
Interest expense	58,550
Reports to shareholders	36,213
Trustees fees and expenses	33,377
Insurance	21,243
Registration fees	20,668
Miscellaneous	5,344

Total expenses before offsets	4,450,537

Expense reimbursements	(644,991)
Fee waivers	(288,231)

Net expenses	3,517,315

Net investment income	27,756,510

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments, options, futures, and swap transactions	(6,303,433)
Net realized gain on foreign currency contracts and transactions	1,067,296
Net unrealized appreciation of investments, options, futures, swaps, foreign currency contracts and translations	1,842,390

Net realized and unrealized loss	(3,393,747)

Net Increase in Net Assets Resulting from Operations	$24,362,763

The accompanying notes are an integral part of these financial statements.

Managers Fremont Bond Fund

Statement of Changes in Net Assets

	For the six months ended April 30, 2007 (unaudited)	For the fiscal year ended October 31, 2006
Increase (Decrease) in Net Assets From Operations:
Net investment income	$27,756,510	$49,429,933
Net realized loss on investments, options, futures, swaps, foreign currency transactions	(5,236,137)	(7,544,958)
Net unrealized appreciation of investments, options, futures, swaps, foreign currency contracts and translations	1,842,390	7,507,079

Net increase in net assets resulting from operations	24,362,763	49,392,054

Distributions to Shareholders:
From net investment income	(27,799,827)	(48,914,309)

From Capital Share Transactions:
Proceeds from the sale of shares	113,306,364	369,012,726
Reinvestment of dividends	25,865,926	44,650,870
Cost of shares repurchased	(126,072,030)	(222,019,862)

Net increase from capital share transactions	13,100,260	191,643,734

Total increase in net assets	9,663,196	192,121,479

Net Assets:
Beginning of period	1,163,251,275	971,129,796

End of period	$1,172,914,471	$1,163,251,275

End of period undistributed net investment income	$1,346,581	$1,389,898

Share Transactions:
Sale of shares	11,016,079	35,957,793
Shares issued in connection with reinvestment of dividends	2,519,870	4,364,095
Shares repurchased	(12,277,009)	(21,686,576)

Net increase in shares	1,258,940	18,635,312

The accompanying notes are an integral part of these financial statements.

Managers Fremont Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2007 (unaudited)	For the fiscal year ended October 31,

		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.31	$10.31	$10.79	$10.43	$10.51	$10.57

Income from Investment Operations:
Net investment income	0.25	0.47	0.37	0.24	0.27	0.41
Net realized and unrealized gain (loss) on investments	(0.03)	(0.00)[5]	(0.17)	0.42	0.36	0.13

Total from investment operations	0.22	0.47	0.20	0.66	0.63	0.54

Less Distributions to Shareholders from:
Net investment income	(0.25)	(0.47)	(0.35)	(0.25)	(0.37)	(0.47)
Net realized gain on investments	—	—	(0.33)	(0.05)	(0.34)	(0.13)

Total distributions to shareholders	(0.25)	(0.47)	(0.68)	(0.30)	(0.71)	(0.60)

Net Asset Value, End of Period	$10.28	$10.31	$10.31	$10.79	$10.43	$10.51

Total Return [1]	2.12%[2]	4.75%	2.00%	6.45%	6.20%	5.43%

Ratio of net operating expenses to average net assets [6]	0.60%[3]	0.60%	0.60%	0.60%	0.61%	0.59%
Ratio of net investment income to average net assets [1,6]	4.81%[3]	4.72%	3.43%	2.24%	2.81%	3.75%
Portfolio turnover	125%[2]	244%	392%	113%	85%	81%
Net assets at end of period (000’s omitted)	$1,172,914	$1,163,251	$971,130	$852,799	$852,076	$1,150,534

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	0.77%[3]	0.77%	0.72%	0.69%	0.66%	0.64%
Ratio of net investment income to average net assets	4.64%[3]	4.55%	3.31%	2.15%	2.76%	3.70%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements.)

[2]	Not Annualized.

[3]	Annualized.

[4]

Excludes the impact of expense reimbursements and expense offsets such as brokerage recapture credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c of Notes to Financial Statements.)

[5]	Rounds to less than $(0.01) per share.

[6]	After expense offsets excluding interest expense. (See Note 1c of Notes to Financial Statements.)

Managers Fremont Bond Fund

Notes to Financial Statements

April 30, 2007 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report is the Managers Fremont Bond Fund (the “Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic securities exchange are generally valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on the market quotations provided by third-party pricing sources approved by the Board of Trustees of the Trust. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. An investment valued on the basis of an evaluation of its fair value may be valued higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund’s fair value procedure. The Investment Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

end of day net asset value per share except iShares and other ETF’s, which are valued the same as equity securities. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” arrangement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged the Fund. For the six months ended April 30, 2007, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the Federal Funds rate on the day of the overdraft. For the six months ended April 30, 2007, the Fund had no overdraft fees.

Managers Investment Group LLC (the “Investment Manager”), an indirect wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Fund, has contractually agreed, through at least March 1, 2008, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of brokerage costs, interest, taxes, acquired fund expenses, and extraordinary expenses) of the Fund exceed 0.60% of the Fund’s average daily net assets.

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

As of January 15, 2005, the Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated percentages of that Fund’s average daily net assets. For the six months ended April 30, 2007, the Fund made no such repayments to the Investment Manager. For the period January 15, 2005 through April 30, 2007, the cumulative amount of expense reimbursement by the Manager subject to repayment by the Fund equaled $2,527,223.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared daily and paid monthly. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f.	Capital Loss Carryovers

As of April 30, 2007, the Fund had accumulated net realized capital loss carryovers of $41,319 and $4,748,132. These amounts may be used for Federal income tax purposes to offset future realized capital gains, if any, through October 31, 2013 and 2014, respectively.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2007, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: three own collectively 56%. Transactions by these shareholders may have a material impact on the Fund.

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

h.	Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2007, the Fund had no repurchase agreements.

i.	Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j.	Securities Transacted on a When Issued Basis

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Valuation of Investments,” in footnote la above. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. The Fund had the following TBA sale commitments outstanding as of April 30, 2007:

Principal Amount	Security	Current Liability
$26,500,000	FNMA, 5.500%	$26,210,143
30,000,000	FNMA, 5.500%	29,662,500

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement dated January 15, 2005 under which the Investment Manager provides or oversees investment management services to the Fund. The Investment Manager selects subadvisors for the Fund (subject to Trustee approval) and monitors each subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to a Subadvisory Agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets is 0.40%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% per annum. For the six months ended April 30, 2007, the Administrator voluntarily agreed to waive 0.05% of its fee amounting to $288,231. During the six months ended April 30, 2007, the Fund paid administration fees of $1,441,152, net of waivers.

The aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Investment Managers (the “Managers Funds”) based on the relative net assets of such Funds. Prior to March 3, 2006, the Trust had an additional Independent Trustee who was paid an annual retainer of $30,000 plus $4,000 for each meeting attended. The fee was only allocated amongst the Funds in the Trust based on the relative net assets of each Fund. The Independent Chairman of the Managers Funds receives an additional payment of $10,000 per year, and the Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor. The Distributor serves as the principal underwriter for the Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2007, were $1,337,758,934 and $1,289,230,910, respectively. Purchases and sales of U.S. Government securities for the six months ended April 30, 2007, were $1,124,083,026 and $1,194,708,975, respectively.

4.	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Security lending fees include earnings of such temporary cash investments, plus or minus any rebate. Earnings (after any rebate) then are divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Futures Contracts Held or Issued

The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

At April 30, 2007, the Fund had the following open futures contracts:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/ (Loss)
3-Month EUR-EURIBOR	474	Short	Dec. 07 - Dec. 08	($344,387)
3-Month EUR-EURIBOR	54	Long	Jun. 07	5,206
3-Month EUR-Bond	91	Short	Jun. 07	(182,203)
3-Month Pound Sterling	648	Short	Sept. 07 - Dec. 08	(551,240)
3-Month Pound Sterling	52	Long	Jun. 08 - Dec. 08	742
3-Month Eurodollar	6,679	Short	Mar. 07 - Mar. 09	(4,811,634)
3-Month Eurodollar	3,849	Long	Mar. 07 - Mar. 09	4,420,247
2-Year U.S. Treasury Note	119	Long	Jun. 07	30,514
10-Year U.S. Treasury Note	144	Long	Jun. 07	19,093
30-Year U.S. Treasury Bond	27	Long	Jun. 07	27,789

				($1,385,873)

8.	Interest Rate Caps, Swap Contracts and Options

The Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase and write (sell) options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any.

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium, to the counterparty, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract.

At April 30, 2007, the Fund had the following open swap contracts:

Pay	Receive	Maturity	Notional Amount		Unrealized Gain/(Loss)
Interest Rate Swaps
3-Month CAD-BA-CDOR	Fixed Rate 4.500%	06/15/07	C$	800,000	($26,952)
6-Month JPY-LIBOR-BBA	Fixed Rate 1.000%	09/18/07		¥3,310,000,000	5,652
3-Month JPY-TIBOR-ZTIBOR	Fixed Rate 1.000%	09/19/07		¥7,900,000,000	37,068
6-Month JPY-LIBOR-BBA	Fixed Rate 2.500%	12/20/07		¥180,000,000	61,850
6-Month JPY-LIBOR-BBA	Fixed Rate 1.000%	03/19/08		¥440,000,000	(4,973)
6-Month GBP-LIBOR-BBA	Fixed Rate 4.000%	03/20/08		£4,400,000	15,468
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	03/20/08		£4,700,000	16,523
6-Month JPY-LIBOR-BBA	Fixed Rate 1.000%	09/18/08		¥240,000,000	371
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	12/19/08		$79,300,000	82,351
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	12/19/08		$79,300,000	82,409
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	12/20/08		£8,300,000	22,572
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	12/20/08		£5,000,000	13,598
6-Month JPY-LIBOR-BBA	Fixed Rate 1.000%	03/18/09		¥8,670,000,000	(97,995)
6-Month JPY-LIBOR-BBA	Fixed Rate 1.000%	03/18/09		¥700,000,000	(7,912)
6-Month EUR-EURIBOR	Fixed Rate 4.000%	03/20/09		€3,300,000	(15,662)
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	06/15/09		£1,000,000	(30,910)
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	06/15/09		£9,800,000	(303,505)
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/09		$162,600,000	92,115
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/09		$28,200,000	15,976
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/09		$21,600,000	12,236
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/09		$50,200,000	28,437
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/09		$26,900,000	15,238
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/09		$9,700,000	5,495
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/09		$74,900,000	42,429
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/09		$14,700,000	188,939
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/09		$32,600,000	18,467
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/09		$5,000,000	64,265
6-Month Australian Bank Bill	Fixed Rate 6.000%	06/20/09	A$	3,300,000	(27,162)

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

Pay	Receive	Maturity	Notional Amount		Unrealized Gain/(Loss)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.146%	10/15/10		€1,000,000	$25,123
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.103%	10/15/10		€3,900,000	87,728
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	12/15/11		£7,300,000	(226,080)
Fixed Rate 4.000%	6-Month EUR- EURIBOR	12/15/11		€6,100,000	114,654
Mexican Interbank Equilibrium Interest Rate	Fixed Rate 7.780%	04/03/12	M$	15,200,000	(6,762)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.960%	04/05/12		€400,000	(100)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.960%	03/30/12		€800,000	910
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.950%	03/30/12		€1,200,000	99
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.955%	03/28/12		€1,000,000	583
6-Month JPY-LIBOR-BBA	Fixed Rate 2.000%	12/20/16		¥240,000,000	43,478
6-Month JPY-LIBOR-BBA	Fixed Rate 2.000%	12/20/16		¥91,000,000	16,486
6-Month JPY-LIBOR-BBA	Fixed Rate 2.000%	12/20/16		¥450,000,000	81,522
6-Month JPY-LIBOR-BBA	Fixed Rate 1.000%	12/20/16		¥160,000,000	28,986
Mexican Interbank Equilibrium Interest Rate	Fixed Rate 8.170%	11/04/16	M$	4,300,000	3,806
6-Month GBP-LIBOR-BBA	Fixed Rate 4.500%	12/20/26		£18,800,000	(300,582)
6-Month JPY-LIBOR-BBA	Fixed Rate 2.500%	12/20/26		¥460,000,000	158,061
3-Month CAD-BA-CDOR	Fixed Rate 4.500%	06/15/27	C$	800,000	(26,952)
Fixed Rate 4.000%	6-Month GBP- LIBOR-BBA	12/15/35		£1,100,000	70,394
Fixed Rate 4.000%	6-Month GBP- LIBOR-BBA	12/15/36		£1,200,000	319,854
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	12/15/36		£3,500,000	932,906
Fixed Rate 4.000%	6-Month GBP- LIBOR-BBA	12/15/36		£1,900,000	506,435
Fixed Rate 4.000%	6-Month GBP- LIBOR-BBA	12/15/36		£1,300,000	346,508
6-Month EUR-EURIBOR	Fixed Rate 6.000%	06/18/37		€5,200,000	902,694
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/37		$8,800,000	(499,721)
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/37		$7,600,000	(431,577)

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

Pay	Receive	Maturity	Notional Amount		Unrealized Gain/(Loss)
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/37		$8,900,000	($505,400)
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/37		$8,200,000	(465,649)
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/37		$1,900,000	(107,894)
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	06/20/37		$10,300,000	(584,901)
Credit Default Swaps
Softbank Corp. Bond	Fixed Rate 2.300%	09/20/07		¥85,000,000	4,837
Anadarko Petroleum Corp. Bond	Fixed Rate 0.150%	03/20/08		$900,000	292
Republic of Indonesia Bond	Fixed Rate 0.400%	12/20/08		$800,000	332
Ukraine Government Bond	Fixed Rate 0.710%	12/20/08		$2,000,000	4,307
Ukraine Government Bond	Fixed Rate 0.700%	12/20/08		$2,000,000	3,992
Petroleos Mexicanos, 9.500%, 09/15/27	Fixed Rate 0.620%	08/20/11		$3,500,000	17,420
Russian Federation Bond	Fixed Rate 0.495%	08/20/11		$3,500,000	16,412
Federative Republic of Brazil Bond	Fixed Rate 1.950%	08/20/16		$3,500,000	209,775
Fixed Rate 0.650%	Dow Jones CDX Index	12/20/16		$16,000,000	(200)
Fixed Rate 0.650%	Dow Jones CDX Index	12/20/16		$3,000,000	(37)
Federative Republic of Brazil Bond	Fixed Rate 1.520%	01/20/17		$3,000,000	85,398
Republic of Panama Bond	Fixed Rate 1.250%	01/20/17		$200,000	2,164
United Mexican States Bond	Fixed Rate 0.650%	01/20/17		$1,000,000	9,644
Zero Coupon Swaps
Brazil Interbank Deposit Rate	Fixed Rate 11.360%	01/04/10	R$	5,500,000	27,092
Brazil Interbank Deposit Rate	Fixed Rate 11.430%	01/04/10	R$	3,600,000	20,994
Brazil Interbank Deposit Rate	Fixed Rate 11.465%	01/04/10	R$	1,400,000	8,604
Brazil Interbank Deposit Rate	Fixed Rate 12.780%	01/04/10	R$	5,000,000	88,779
Brazil Interbank Deposit Rate	Fixed Rate 12.948%	01/04/10	R$	2,100,000	40,690

					$1,331,492

$: U.S. Dollar         €: Euro         £: British Pound         ¥: Japanese Yen

A$: Australian Dollar         M$: Mexican Peso         R$: Brazilian Real         C$: Canadiam Dollar

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

For the six months ended April 30, 2007, the Fund paid and received premiums of $1,019,573,017 and $1,019,416,421, respectively, on swap contracts. At April 30, 2007, the unrealized depreciation (net of premiums) on open swap contracts was $1,174,897.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

At April 30, 2007, the following written options were outstanding:

Name	Number of Contracts	Exercise Price	Expiration Month	Unrealized Gain/(Loss)
10-Year USTN (Call)	140	108.00	May 07	($32,392)
10-Year USTN (Call)	82	109.00	May 07	3,374
10-Year USTN (Call)	41	110.00	May 07	8,836
10 Year EURO-BUND (Call)	82	116.00	May 07	34,343
10 Year EURO-BUND (Call)	195	117.00	May 07	43,413
10 Year EURO-BUND (Call)	102	118.00	May 07	14,945
6-Month GBP-LIBOR-BBA (Call)	800,000	4.85%	Jun. 07	15,964
6-Month GBP-LIBOR-BBA (Call)	2,000,000	4.85%	Jun. 07	31,704
6-Month GBP-LIBOR-BBA (Call)	1,300,000	4.85%	Jun. 07	21,051
3-Month USD-LIBOR (Call)	21,000,000	5.60%	Jun. 07	(333,228)
6-Month EUR-LIBOR (Call)	3,000,000	4.10%	Jul. 07	34,153
6-Month EUR-EURIBOR (Call)	13,000,000	4.10%	Jul. 07	170,898
6-Month EUR-EURIBOR (Call)	9,000,000	4.10%	Jul. 07	96,254
6-Month EUR-EURIBOR (Call)	9,000,000	4.23%	Jul. 07	97,415
3-Month LIBOR (Call)	11,800,000	4.95%	Jul. 07	76,125
3-Month USD-LIBOR (Call)	30,000,000	5.00%	Jul. 07	83,185
6-Month LIBOR (Call)	9,900,000	5.00%	Jul. 07	49,726
3-Month USD-LIBOR (Call)	58,000,000	5.37%	Jul. 07	(309,722)
3-Month USD-LIBOR (Call)	11,600,000	5.50%	Jul. 07	(167,535)
3-Month USD-LIBOR (Call)	5,000,000	4.85%	Aug. 07	51,691
3-Month USD-LIBOR (Call)	12,000,000	4.90%	Aug. 07	48,531

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

Name	Number of Contracts	Exercise Price	Expiration Month	Unrealized Gain/ (Loss)
3-Month USD-LIBOR (Call)	16,000,000	4.90%	Aug. 07	$30,708
3-Month USD-LIBOR (Call)	9,000,000	4.90%	Aug. 07	66,965
3-Month USD-LIBOR (Call)	4,000,000	5.00%	Aug. 07	20,036
3-Month USD-LIBOR (Call)	17,000,000	5.01%	Oct. 07	(5,099)
3-Month USD-LIBOR (Call)	7,000,000	4.90%	Feb. 08	20,541
3-Month USD-LIBOR (Call)	34,000,000	5.10%	Feb. 08	(62,998)
3-Month USD-LIBOR (Call)	35,000,000	4.90%	Mar. 08	43,356
3-Month USD-LIBOR (Call)	38,400,000	4.90%	Mar. 08	106,706
3-Month USD-LIBOR (Call)	22,000,000	4.95%	Mar. 08	17,362
3-Month USD-LIBOR (Call)	9,000,000	4.95%	Sept. 08	(7,958)
10-Year USTN (Put)	58	104.00	May 07	4,233
10-Year USTN (Put)	140	105.00	May 07	53,072
10-Year USTN (Put)	41	107.00	May 07	7,554
10 Year EURO-BUND (Put)	379	114.00	May 07	(50,214)

Total				$282,995

Transactions in written put and call options for the six months ended April 30, 2007 were as follows:

	Number of Contracts	Amounts of Premiums
Options outstanding at October 31, 2006	316,901,997	$4,604,411
Options written	216,401,362	2,802,021
Options exercised	(149,501,997)	(2,649,145)

Options outstanding at April 30, 2007	383,801,362	$4,757,286

9.	Forward Foreign Currency Contracts

During the six months ended April 30, 2007, the Fund invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Fund’s financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

The Fund may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Open forward foreign currency exchange contracts (in U.S. Dollars) at April 30, 2007, were as follows:

Foreign Currency		Settlement Date	Contract Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Australian Dollar	Long	05/03/07 - 05/17/07	$3,086,744	$3,095,511	($8,767)
Brazilian Real	Short	05/03/07	(15,359,865)	(15,204,181)	(155,684)
Brazilian Real	Long	05/03/07 - 03/04/08	33,062,255	31,976,419	1,085,836
Chilean Peso	Short	05/08/07	(468,093)	(466,528)	(1,565)
Chilean Peso	Long	05/08/07 - 03/13/08	968,608	966,350	2,258
Chinese Yuan Renminbi	Short	11/07/07	(346,132)	(349,000)	2,868
Chinese Yuan Renminbi	Long	09/25/07 - 01/10/08	3,633,654	3,639,377	(5,723)
Euro	Short	05/24/07	(5,617,258)	(5,591,018)	(26,240)
Euro	Long	05/03/07	113,919	114,048	(129)
Indian Rupee	Long	06/20/07	1,067,205	1,047,817	19,388
Japanese Yen	Short	05/15/07	(5,662,257)	(5,691,298)	29,041
Japanese Yen	Long	05/15/07	447,035	449,952	(2,917)
Mexican Nuevo Peso	Long	03/13/08	1,689,619	1,662,859	26,760
New Taiwan Dollar	Short	05/02/07	(559,440)	(562,836)	3,396
New Taiwan Dollar	Long	05/02/07	559,439	563,973	(4,534)
New Zealand Dollar	Long	05/17/07	440,264	439,095	1,169
Polish Zloty	Long	09/28/07	559,951	535,463	24,488
Pound Sterling	Short	05/17/07	(5,964,573)	(5,905,249)	(59,324)
Russian Ruble	Long	09/19/07 - 01/11/08	4,952,629	4,851,377	101,252
Singapore Dollar	Long	07/03/07 - 09/21/07	3,193,220	3,179,111	14,109
South African Rand	Long	05/16/07 - 06/13/07	50,076	49,263	813
South Korean Won	Short	05/25/07 - 07/30/07	(2,020,644)	(2,003,768)	(16,876)
South Korean Won	Long	05/25/07 - 06/26/07	2,601,002	2,582,823	18,179
Swedish Krona	Long	06/07/07	684,522	665,024	19,498

Total			$21,111,880	$20,044,584	$1,067,296

10.	Risks Associated with Collateralized Mortgage Obligations (“CMOs”)

The net asset value of the Fund may be sensitive to interest rate fluctuations because the Fund may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations

Managers Fremont Bond Fund

Notes to Financial Statements (continued)

collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

11.	New Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has recently issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 (the “Interpretation”), which applies to all registered investment companies and clarifies the accounting treatment of uncertain tax positions. The Interpretation is effective for financial statements for fiscal years beginning after December 15, 2006. Management has not yet completed their analysis of the Interpretation, and is not currently in a position to estimate the significance, if any, that the impact of adoption will have on the financial statements.

On December 22, 2006, the SEC indicated it had no objection if a Fund implemented FIN 48 as late as the last net asset value per share calculation in the first required financial statement reporting period for it’s fiscal year beginning after December 15, 2006.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund’s financial statements.

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

Pacific Investment Management Co., LLC

840 Newport Center Drive, Suite 100

Newport Beach, CA 92660

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, III

Edward J. Kaier

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Alliance Bernstein L.P.

Lazard Asset Management, LLC

Wellington Management Company, LLP

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

MANAGERS AND MANAGERS AMG BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

Armstrong Shaw Associates Inc.

Alliance Bernstein L.P.

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Company, LLC

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the fi rst and third quarters of each fi scal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

Not applicable.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ William J. Nutt
William J. Nutt, President

Date: July 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date: July 6, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: July 6, 2007